UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

BlackRock Funds II

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

CONSERVATIVE PREPARED PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 100.8%
Equity Funds — 41.3%

BlackRock All-Cap Global Resources Portfolio	11,382	$203,843
BlackRock Basic Value Fund, Inc.	16,912	574,328
BlackRock Capital Appreciation Portfolio(b)	34,159	580,019
BlackRock EuroFund	8,059	197,050
BlackRock Global Dynamic Equity Fund	57,734	784,028
BlackRock Large Cap Core Fund(b)	49,251	759,947
BlackRock Latin American Fund, Inc.	3,050	208,917
BlackRock Pacific Fund, Inc.	6,125	192,565
BlackRock Small Cap Core Equity Portfolio	17,737	385,061

		3,885,758

Fixed Income Fund — 58.8%

BlackRock Total Return Portfolio	558,742	5,537,133

Short Term Investment — 0.7%

BlackRock Liquidity TempFund Portfolio	67,675	67,675

TOTAL AFFILIATED INVESTMENT COMPANIES — 100.8% (Cost $9,437,680(a))		9,490,566

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(72,512)

NET ASSETS — 100.0%		$9,418,054

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$147,003
Gross unrealized depreciation	(94,117)

$52,886

(b)	Non-income producing security.

1

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

MODERATE PREPARED PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 99.5%
Equity Funds — 61.0%

BlackRock All-Cap Global Resources Portfolio	50,734	$908,647
BlackRock Basic Value Fund, Inc.	75,048	2,548,636
BlackRock Capital Appreciation Portfolio(b)	151,541	2,573,167
BlackRock EuroFund	35,799	875,289
BlackRock Global Dynamic Equity Fund	256,476	3,482,943
BlackRock Large Cap Core Fund(b)	218,305	3,368,454
BlackRock Latin American Fund, Inc.	13,619	932,927
BlackRock Pacific Fund, Inc.	27,143	853,361
BlackRock Small Cap Core Equity Portfolio	78,614	1,706,708

		17,250,132

Fixed Income Funds — 38.5%

BlackRock High Yield Bond Portfolio	100,800	823,539
BlackRock International Bond Portfolio	74,803	809,365
BlackRock Total Return Portfolio	932,056	9,236,677

		10,869,581

TOTAL AFFILIATED INVESTMENT COMPANIES — 99.5% (Cost $27,642,721(a))		28,119,713

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		131,447

NET ASSETS — 100.0%		$28,251,160

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$706,063
Gross unrealized depreciation	(229,071)

$476,992

(b)	Non-income producing security.

2

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

GROWTH PREPARED PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 99.6%
Equity Funds — 80.6%

BlackRock All-Cap Global Resources Portfolio	81,434	$1,458,482
BlackRock Basic Value Fund, Inc.	120,493	4,091,950
BlackRock Capital Appreciation Portfolio(b)	243,223	4,129,923
BlackRock EuroFund	57,430	1,404,175
BlackRock Global Dynamic Equity Fund	411,756	5,591,651
BlackRock Large Cap Core Fund(b)	350,478	5,407,872
BlackRock Latin American Fund, Inc.	21,868	1,497,929
BlackRock Pacific Fund, Inc.	43,596	1,370,655
BlackRock Small Cap Core Equity Portfolio	126,222	2,740,277

		27,692,914

Fixed Income Funds — 19.0%

BlackRock High Yield Bond Portfolio	121,322	991,202
BlackRock International Bond Portfolio	89,954	973,300
BlackRock Total Return Portfolio	461,769	4,576,129

		6,540,631

TOTAL AFFILIATED INVESTMENT COMPANIES — 99.6% (Cost $33,279,537(a))		34,233,545

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		137,925

NET ASSETS — 100.0%		$34,371,470

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$1,138,965
Gross unrealized depreciation	(184,957)

$954,008

(b)	Non-income producing security.

3

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

AGGRESSIVE GROWTH PREPARED PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 99.2%
Equity Funds — 99.2%

BlackRock All-Cap Global Resources Portfolio	40,859	$731,782
BlackRock Basic Value Fund, Inc.	61,041	2,072,954
BlackRock Capital Appreciation Portfolio(b)	123,218	2,092,244
BlackRock EuroFund	29,042	710,083
BlackRock Global Dynamic Equity Fund	208,202	2,827,385
BlackRock Large Cap Core Fund(b)	177,575	2,739,975
BlackRock Latin American Fund, Inc.	10,957	750,543
BlackRock Pacific Fund, Inc.	22,152	696,458
BlackRock Small Cap Core Equity Portfolio	64,033	1,390,153

		14,011,577

Short Term Investment — 0.0%

BlackRock Liquidity TempFund Portfolio	2,113	2,113

TOTAL AFFILIATED INVESTMENT COMPANIES — 99.2% (Cost $13,585,834(a))		14,013,690

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		117,608

NET ASSETS — 100.0%		$14,131,298

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$479,605
Gross unrealized depreciation	(51,749)

$427,856

(b)	Non-income producing security.

4

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

BLACKROCK STRATEGIC PORTFOLIO I

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
FOREIGN BONDS — 70.8%
Canada — 9.6%
Government of Canada Bonds (CAD)
4.00%	09/10-06/16	$2,760	$2,513,089
Province of Ontario, Unsecured Notes (NZD)
6.25%	06/16/15	3,610	2,536,559

			5,049,648

France — 4.8%
French Treasury Notes (EUR)
2.50%	07/12/10	2,000	2,554,917

Germany — 20.6%
Bundesrepublic Deutschland (EUR)
3.75%	01/04/17	8,135	10,329,694
Talisman Finance Plc (EUR)
4.40%	04/22/17	400	541,382

			10,871,076

Italy — 4.9%
Buoni Poliennali del Tesoro (EUR)
2.75%	06/15/10	2,000	2,575,570

Japan — 23.9%
Japan Government Bonds (JPY)
1.08%(b)	01/20/21	1,500,000	11,814,822
Japan Government CPI Linked Notes, Series 9 (JPY)
1.10%	09/10/16	99,000	788,704

			12,603,526

Netherlands — 4.8%
Netherland Government Bonds (EUR)
4.00%	01/15/37	2,100	2,511,047

New Zealand — 2.2%
General Electric Capital Corp., Senior Unsubordinated Notes (NZD)
6.50%	09/28/15	1,680	1,181,360

TOTAL FOREIGN BONDS
(Cost $38,250,249)			37,347,144

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 27.8%
Federal Home Loan Bank, Discount Notes
4.80%(c)	07/02/07	$13,000	12,998,267
Galileo Money Market Fund,
5.04%(d)		1,680	1,679,620

TOTAL SHORT TERM INVESTMENTS
(Cost $14,677,887)			14,677,887

TOTAL INVESTMENTS IN SECURITIES — 98.6%
(Cost $52,928,136(a))			52,025,031
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%			731,604

NET ASSETS — 100.0%			$52,756,635

(a)	Cost for federal income tax purposes is $52,934,567. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$842,648
Gross unrealized depreciation	(1,752,184)

$(909,536)

(b)	Variable rate security. Rate shown is the rate as of June 30, 2007.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Represents current yield as of June 30, 2007.

KEY TO INVESTMENT ABBREVIATIONS
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
NZD	New Zealand Dollar

1

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

ENHANCED INCOME PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
TRUST PREFERRED STOCKS — 3.4%
Banks — 1.2%
JPMorgan Chase Capital XXIII, Capital Securities
6.36%(b)	05/15/47	$170	$168,046
State Street Capital Trust IV, Capital Securities
6.36%(b)	06/15/37	160	160,472
UBS Preferred Funding Trust, Inc., Capital Securities
8.62%(b)(c)		35	38,013
USB Capital IX, Unsecured Notes
6.19%(b)(c)		100	100,739

			467,270

Finance — 1.6%
Bank of America Capital Trust XV, Capital Securities
6.16%(b)	06/01/56	175	174,757
Goldman Sachs Capital Trust II, Unsecured Notes
6.13%(b)(c)		195	194,904
Lehman Brothers Holdings, Inc., Capital Securities
6.19%(b)(c)(d)		135	134,953
PSEG Funding Trust, Inc., Capital Securities
5.38%	11/16/07	25	24,978
ZFS Finance (USA) Trust I, Unsecured Notes
6.15%(b)(e)	12/15/65	100	100,149

			629,741

Yankee — 0.6%
Finance — 0.6%
Credit Suisse (Guernsey), Unsecured Notes
6.05%(b)(c)(f)		260	260,166

TOTAL TRUST PREFERRED STOCKS (Cost $1,362,088)			1,357,177

MORTGAGE PASS-THROUGHS — 36.7%
Federal Home Loan Mortgage Corp. ARM
4.14%(b)	07/01/34	279	279,725
4.30%(b)	11/01/34	345	339,949
4.85%(b)	05/01/35	615	598,901
5.00%(b)	09/01/35	512	507,212
5.03%(b)	12/01/35	897	884,920
Federal National Mortgage Assoc.
7.50%	09/01/35	245	255,923
Federal National Mortgage Assoc. 30 Year TBA
5.50%	07/01/37	4,100	3,953,938
6.00%	07/01/37	6,500	6,428,903
Federal National Mortgage Assoc. ARM
3.84%(b)	10/01/33	612	601,510
4.86%(b)	06/01/35	338	335,539
5.33%(b)	10/01/35	359	352,927
Government National Mortgage Assoc. II ARM
6.12%(b)	11/20/29	35	35,001
5.50%(b)	08/20/31	61	61,153
3.75%(b)	06/20/34	216	215,398

TOTAL MORTGAGE PASS-THROUGHS (Cost $14,889,224)			14,850,999

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.0%
Adjustable Rate Mortgage Trust, Series 04-4, Class 5A3
5.69%(b)	03/25/35	77	77,285
Banc of America Funding Corp., Series 04-C, Class 4A2
5.66%(b)	12/20/34	199	199,589
Bear Stearns Mortgage Trust, Series 04-12, Class 1A1
5.67%(b)	01/25/35	168	168,930
Bear Stearns Mortgage Trust, Series 04-13, Class A1
5.69%(b)	11/25/34	227	227,540
Bear Stearns Mortgage Trust, Series 04-7, Class 4A
4.19%(b)	10/25/34	141	142,290
Citigroup Mortgage Loan Trust, Inc., Series 05-2, Class 1A1
4.35%(b)	05/25/35	365	369,442
Countrywide Home Loans, Series 03-37, Class 2A1
4.24%(b)	09/25/33	357	356,519
Countrywide Home Loans, Series 04-29, Class 1A1
5.59%(b)	02/25/35	102	102,232
Credit Suisse First Boston Mortgage Securities Corp., Series 02-10, Class 2A1
7.50%	05/25/32	33	33,140
Federal Home Loan Mortgage Corp., Series 232 (IO)
5.00%(g)	08/01/35	672	174,159
Federal Home Loan Mortgage Corp., Series 2485, Class AE
5.50%	08/15/17	480	478,157
Federal Home Loan Mortgage Corp., Series 3215, Class EP
5.38%	09/15/11	686	682,859
Federal National Mortgage Assoc., Series 93-188, Class K
6.00%	10/25/08	133	132,866
Federal National Mortgage Assoc., Series 02-39, Class FB
5.87%(b)	03/18/32	34	33,910
Federal National Mortgage Assoc., Series 04-25, Class PA
5.50%	10/25/30	78	77,708
Federal National Mortgage Assoc., Series 04-36, Class BS
5.50%	11/25/30	107	106,518
Federal National Mortgage Assoc., Series 04-W10, Class A1
5.75%	08/25/34	1	880
Federal National Mortgage Assoc., Series 05-68, Class PB
5.75%	07/25/35	197	196,216
Federal National Mortgage Assoc., Series 05-84, Class XE
5.75%(b)	01/25/26	163	162,511

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Federal National Mortgage Assoc., Series 05-84, Class XK
5.75%	08/25/23	$120	$119,333
Federal National Mortgage Assoc., Series 06-60, Class LK
6.50%	07/25/36	350	352,671
Federal National Mortgage Assoc., Series 377, Class 2 (IO)
5.00%(g)	10/01/36	663	176,668
First Horizon Trust, Series 04-AR2, Class 2A1
4.58%(b)	05/25/34	551	544,043
Goldman Sachs Residential Mortgage Loan Trust, Series 04-11, Class 5A1
4.21%	09/25/34	329	327,414
Goldman Sachs Residential Mortgage Loan Trust, Series 04-9, Class 3A1
5.15%(b)	08/25/34	79	79,358
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR6, Class 1A1
4.55%(b)	09/25/35	453	448,494
GSAA Home Equity Trust, Series 04-8, Class A3A
5.69%(b)	09/25/34	117	117,565
JPMorgan Mortgage Trust, Series 06-A2, Class 4A1
3.88%(b)	08/25/34	519	511,472
Mortgage IT Trust, Series 04-1, Class A1
5.71%(b)	11/25/34	298	299,057
Residential Accredit Loans, Inc., Series 01-QS19, Class A1
6.00%	12/25/16	39	38,812
Structured Mortgage Loan Trust, Series 04-13, Class A2
5.62%(b)	09/25/34	166	166,406
Structured Mortgage Loan Trust, Series 04-3AC, Class A2
4.92%(b)	03/25/34	149	148,800
Washington Mutual Mortgage Loan Trust, Series 05-AR5, Class A6
4.67%(b)	05/25/35	550	535,885
Washington Mutual Mortgage Loan Trust, Series 07-OC1, Class A1
5.56%(b)	05/25/37	369	368,880
Wells Fargo Mortgage Backed Securities Trust, Series 04-3, Class A1
4.75%	04/25/19	328	311,244
Wells Fargo Mortgage Backed Securities Trust, Series 04-V, Class 1A2
3.84%(b)	10/25/34	661	647,305

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,874,837)			8,916,158

COMMERCIAL MORTGAGE BACKED SECURITIES — 17.1%
American Home Mortgage Assets, Series 05-1, Class 3A11
5.69%(b)	11/25/35	231	231,126
Banc of America Commercial Mortgage, Inc., Series 03-1, Class A1
3.88%	09/11/36	399	384,747
Bear Stearns Commercial Mortgage Securities, Series 00-WF, Class A1
7.11%	10/15/32	178	179,513
Commercial Mortgage Acceptance Corp., Series 98-C2, Class A2
6.03%	03/15/08	125	125,177
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2
7.42%	04/15/10	324	335,692
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C1, Class A1B
6.48%	05/17/40	249	250,377
Credit Suisse First Boston Mortgage Securities Corp., Series 00-C1, Class A1
7.32%	04/15/42	153	154,492
Deutsche Alt-A Securities, Inc., Series 06-AF1, Class A1
5.40%(b)	04/25/36	151	150,666
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B
7.18%	11/10/33	342	355,688
Federal National Mortgage Assoc., Series 06-53, Class BA
6.00%	02/25/27	374	376,055
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2
7.18%	08/15/36	128	131,422
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2
7.72%	03/15/33	328	341,863
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class X2 (IO)
0.27%(e)(g)	05/10/40	6,073	17,731
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3
6.14%	10/18/30	353	354,545
Homebanc Mortgage Trust, Series 05-4, Class A1
5.59%(b)	10/25/35	500	500,830
Impac Secured Assets Corp., Series 05-2, Class A2A
5.44%(b)	03/25/36	79	79,187
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C5, Class A1
6.41%	12/15/19	144	144,719
Nationslink Funding Corp., Series 99, Class 1
6.32%	01/20/31	390	392,223
Nationslink Funding Corp., Series 99-2, Class E
6.32%(e)	06/20/31	500	504,898

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Opteum Mortgage Acceptance Corp., Series 06-1, Class 1A1A
5.41%(b)	04/25/36	$230	$229,912
Sequoia Mortgage Trust, Series 04-1, Class A
5.69%(b)	02/20/34	187	187,446
Structured Asset Receivable Trust, Series 04-1
4.13%(b)(e)	04/21/11	430	429,462
TIAA Real Estate Collateralized Debt Obligation Ltd., Series 01-C1A, Class A4
6.68%(e)	06/19/31	365	372,096
Wachovia Bank Commercial Mortgage Trust, Series 03-C3, Class A1
4.04%	02/15/35	400	389,381
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1
4.24%(e)	05/25/36	153	151,443
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO)
2.12%(e)(g)	05/25/36	3,432	158,878

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $7,044,370)			6,929,569

ASSET BACKED SECURITIES — 21.4%
Aames Mortgage Investment Trust, Series 06-1, Class A1
5.38%(b)	04/25/36	171	171,086
Ace Securities Corp., Series 06-HE3, Class A2A
5.37%(b)(h)	06/27/36	212	212,130
Bank of America Credit Card Trust, Series 06, Class A16
4.72%	05/05/13	325	318,526
Bear Stearns, Inc., Series 05-HE12, Class 1A1
5.42%(b)	12/25/35	196	196,203
Bear Stearns, Inc., Series 06-HE1, Class 1A1
5.41%(b)	01/25/30	161	160,859
Bear Stearns, Inc., Series 06-HE3, Class A1
5.40%(b)	04/25/36	282	281,486
Bear Stearns, Inc., Series 06-PC1, Class A1
5.40%(b)	01/25/29	117	116,684
Bear Stearns, Inc., Series 07-HE1, Class 1A1
5.44%(b)	03/25/37	153	152,825
BMW Vehicle Owner Trust, Series 05-A, Class A3
4.04%	02/25/09	195	194,667
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A
5.40%(e)	01/20/09	513	512,579
Carrington Mortgage Loan Trust, Series 06-OPT1, Class A1
5.38%(b)	02/25/29	134	134,300
Centex Home Equity Loan Trust, Series 06-A, Class AV1
5.37%(b)	06/25/36	197	197,314
Chase Credit Card Master Trust, Series 02-7, Class A
5.44%(b)	02/15/10	350	350,144
Chase Issuance Trust, Series 07-A1, Class A1
5.34%(b)	03/15/13	375	374,996
Citigroup Mortgage Loan Trust, Inc., Series 06-HE1, Class A1
5.38%(b)	01/25/36	86	86,181
Countrywide Certificates, Series 05-16, Class 4AV1
5.42%(b)	07/25/26	86	86,507
Countrywide Certificates, Series 05-IM3, Class A1
5.44%(b)	04/25/28	65	64,566
Fieldstone Mortgage Investment Corp., Series 05-3, Class 2A1
5.44%(b)	02/25/36	138	137,887
First Franklin Mortgage Loan Trust, Series 06-FF3, Class A2A
5.40%(b)	02/25/36	213	212,892
Ford Credit Auto Owner Trust, Series 05-A, Class A3
3.48%	11/15/08	184	183,313
Ford Credit Auto Owner Trust, Series 05-B, Class A3
4.17%	01/15/09	196	195,657
Ford Credit Auto Owner Trust, Series 06-C, Class A2A
5.29%	12/15/09	400	399,824
Ford Credit Auto Owner Trust, Series 06-C, Class A2B
5.34%(b)	12/15/09	400	399,998
Green Tree Financial Corp., Series 99-1, Class A5
6.11%	09/01/23	164	164,909
GSAA Home Equity Trust, Series 06-2N, Class N
6.00%(d)(e)	12/25/35	24	23,128
Home Equity Asset Trust, Series 05-6, Class 2A1
5.44%(b)	12/25/35	22	22,407
Home Equity Asset Trust, Series 05-7, Class 2A1
5.44%(b)	01/25/36	74	73,850
Honda Auto Receivables Owner Trust, Series 04-2, Class A3
3.30%	06/16/08	10	9,769
Honda Auto Receivables Owner Trust, Series 05-1, Class A3
3.53%	10/21/08	113	112,708
JPMorgan Mortgage Acquisition Corp., Series 05-OPT2, Class A2
5.40%(b)	12/25/35	96	96,473
Long Beach Mortgage Loan Trust, Series 06-2, Class 2A1
5.39%(b)	03/25/36	105	105,381
Master Asset Backed Securities Trust, Series 06-FRE1, Class A1
5.39%(b)	12/25/35	130	129,963
MBNA Master Credit Card Trust, Series 01-B, Class A
5.58%(b)	08/15/13	275	277,243

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
Morgan Stanley Capital I, Inc., Series 05-HE5, Class A2A
5.42%(b)	09/25/35	$44	$43,543
Morgan Stanley Capital I, Inc., Series 07-NC2, Class A2A
5.43%(b)	02/25/37	418	418,283
New Century Home Equity Loan Trust, Series 05-C, Class A2A
5.40%(b)	12/25/35	59	58,711
Nissan Auto Receivables Owner Trust, Series 05-A, Class A3
3.54%	10/15/08	5	5,324
Novastar Home Equity Loan, Series 06-2, Class A2A
5.37%(b)	06/25/36	136	136,168
Option One Mortgage Loan Trust, Series 01-4, Class A
5.92%(b)	01/25/32	10	10,296
Option One Mortgage Loan Trust, Series 05-1, Class A3
5.56%(b)	02/25/35	68	67,878
Option One Mortgage Loan Trust, Series 05-4, Class A2
5.42%	11/25/35	41	40,719
Ownit Mortgage Loan Certificates, Series 05-4, Class A2A1
5.44%(b)	08/25/36	123	122,567
Popular Mortgage Pass-Through Trust, Series 04-4, Class AF1
5.57%(b)	09/25/34	62	61,717
Residential Asset Mortgage Products, Inc., Series 05-EFC4, Class A1
5.43%(b)	01/25/26	62	61,748
Soundview Home Equity Loan Trust, Series 07-NS1, Class A1
5.44%(b)	01/25/37	283	283,293
Structured Asset Investment Loan Trust, Series 05-10, Class A3
5.41%(b)	12/25/35	153	152,556
Structured Asset Investment Loan Trust, Series 06-2, Class A1
5.38%(b)	04/25/36	196	195,905
Structured Asset Investment Loan Trust, Series 06-BNC1, Class A2
5.39%(b)	03/25/36	146	146,193
Structured Asset Securities Corp., Series 06-BC1, Class A3
5.38%(b)	03/25/36	188	187,701
USAA Auto Owner Trust, Series 05-1, Class A3
3.90%	07/15/09	122	121,529
USAA Auto Owner Trust, Series 06-4, Class A1
5.34%	12/15/07	29	29,494
Washington Mutual Certificates, Series 07-HY1, Class A1
5.41%(b)	02/25/37	359	358,948

TOTAL ASSET BACKED SECURITIES (Cost $8,666,871)			8,659,028

CORPORATE BONDS — 9.5%
Banks — 1.4%
Citigroup, Inc., Senior Unsecured Notes
3.50%	02/01/08	200	197,977
JPMorgan Chase & Co., Senior Notes
2.62%	06/30/08	20	19,458
U.S. Central Credit Union, Unsecured Notes
2.75%	05/30/08	30	29,259
Wachovia Corp., Unsecured Notes
5.80%(b)	03/15/11	70	70,096
Wells Fargo & Co., Unsecured Notes
5.44%(b)	01/24/12	250	249,924

			566,714

Computer Software & Services — 0.2%
Oracle Corp., Unsecured Notes
5.00%	01/15/11	75	73,919

Energy & Utilities — 0.6%
TXU Electric Delivery Co., Unsecured Notes
5.72%(b)(e)	09/16/08	245	245,081

Entertainment & Leisure — 0.4%
Time Warner Cable, Inc., Unsecured Notes
5.40%(e)	07/02/12	150	147,304

Finance — 3.4%
General Electric Capital Corp., Senior Unsecured Notes
5.00%	12/01/10	525	518,015
General Electric Capital Corp., Unsecured Notes
3.60%(h)	10/15/08	125	122,254
Household Finance Corp., Unsecured Notes
4.12%	12/15/08	150	147,301
Lehman Brothers Holdings, Inc., Unsecured Notes
5.50%(b)	05/25/10	210	209,815
Morgan Stanley, Senior Notes
5.60%(b)	01/09/12	50	49,909
5.62%	01/09/12	350	349,245

			1,396,539

Insurance — 0.2%
ASIF Global Financing, Unsecured Notes
3.90%(e)	10/22/08	20	19,625
Metropolitan Life Global Funding, Inc., Unsecured Notes
2.60%(e)	06/19/08	75	72,976

			92,601

Oil & Gas — 0.2%
Anadarko Petroleum Corp., Senior Unsecured Notes
5.76%(b)	09/15/09	100	100,089

Real Estate — 0.4%
AvalonBay Communities, Inc., Senior Unsecured Notes (REIT)
8.25%	07/15/08	140	143,416

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Retail Merchandising — 0.4%
Federated Department Stores, Inc., Senior Unsecured Notes
6.62%	09/01/08	$25	$25,164
May Department Stores Co., Unsecured Notes
3.95%	07/15/07	150	149,922

			175,086

Telecommunications — 0.6%
Lenfest Communications, Inc., Senior Notes
7.62%	02/15/08	125	126,444
Verizon Communications, Inc., Unsecured Notes
5.40%(b)	04/03/09	115	115,035

			241,479

Transportation — 0.3%
Union Pacific Corp., Senior Unsecured Notes
5.75%	10/15/07	75	75,040
Union Pacific Corp., Unsecured Notes
6.79%	11/09/07	50	50,181

			125,221

Yankee — 1.4%
Banks — 0.5%
Glitnir Banki HF (Iceland), Unsecured Notes
5.63%(b)(e)(f)	04/20/10	200	199,665

Energy & Utilities — 0.4%
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.45%(b)(f)	04/09/09	150	150,040

Telecommunications — 0.5%
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes
5.98%(f)	06/20/11	75	75,690
Vodafone Group Plc (United Kingdom), Unsecured Notes
5.64%(b)(f)	02/27/12	125	125,184

			200,874

Total Yankee			550,579

TOTAL CORPORATE BONDS (Cost $3,887,627)			3,858,028

FOREIGN BONDS — 1.1%
Finland — 0.3%
Republic of Finland, Senior Unsecured Notes (JPY)
0.30%	10/18/07	12,200	98,914

Germany — 0.3%
Kreditanstalt Fur Wiederaufbaure, Unsecured Notes (JPY)
0.46%(b)	08/08/11	15,000	121,844

Japan — 0.5%
Nippon Telegraph & Telephone Corp., Unsecured Notes (JPY)
2.50%	07/25/07	9,000	73,174
Pfizer, Inc. Bonds (JPY)
0.80%	03/18/08	15,000	121,678

			194,852

TOTAL FOREIGN BONDS (Cost $428,363)			415,610

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 11.5%
Apreco LLC
5.28%	07/09/07	600	599,296
Atlantic Asset Security Corp.
5.37%	07/10/07	1,200	1,198,389
Bryant Park Funding LLC
5.30%	07/12/07	800	798,705
Lake Constance Funding LLC
5.33%	07/11/07	800	798,816
Galileo Money Market Fund, 5.04%(i)		1,251	1,250,522

TOTAL SHORT TERM INVESTMENTS (Cost $4,645,728)			4,645,728

		NUMBER OF CONTRACTS
PUT OPTION PURCHASED — 0.0%
U.S. Dollar versus Japanese Yen, strike rate 120.000%, Expires 09/13/07
(Cost $9,910)		117	8,394

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 122.7% (Cost $49,809,018)			49,640,691

		PAR (000)
AFFILIATED INVESTMENTS — 2.4%
Asset Backed Securities — 0.2%
Merrill Lynch Mortgage Investors Trust, Series 05-FF6, Class N1
4.50%(e)(j)	03/25/36	$73	70,040

Collateralized Mortgage Obligations — 2.0%
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2
4.24%(b)	08/25/34	380	376,315
Merrill Lynch Mortgage Investors, Inc., Series 04-E, Class A2A
5.66%(b)	11/25/29	116	116,099
Merrill Lynch Mortgage Investors, Inc., Series 97-B, Class A
5.60%(b)	11/15/25	315	314,908

			807,322

Commercial Mortgage Backed Securities — 0.2%
Merrill Lynch Mortgage Trust, Series 02-MW1, Class XP (IO)
1.51%(e)(g)	07/12/34	2,188	59,468

TOTAL AFFILIATED INVESTMENTS (Cost $932,558)			936,830

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

ENHANCED INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

				VALUE
TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENT AND OUTSTANDING SWAPTIONS WRITTEN — 125.1% (Cost $50,741,576(a))				$50,577,521

	MATURITY	PAR (000)
MORTGAGE PASS-THROUGH TBA SALE COMMITMENT — (7.4)%
Federal National Mortgage Assoc. 30 Year
5.50%
(Proceeds $2,997,297)	07/01/37	$(3,100)		(2,989,563)

		NUMBER OF CONTRACTS
CALL SWAPTION WRITTEN — 0.0%
Deutsche Bank, Strike Rate 4.960%, Expires 05/12/08
(Premiums received $9,500)		(80)(k	)	(3,392)

PUT SWAPTION WRITTEN — (0.1)%
Deutsche Bank, Strike Rate 5.460%, Expires 05/12/08
(Premiums received $9,500)		(80)(k	)	(24,912)

TOTAL INVESTMENTS NET OF TBA SALE COMMITMENT AND OUTSTANDING SWAPTIONS WRITTEN — 117.6%				47,559,654

LIABILITIES IN EXCESS OF OTHER ASSETS — (17.6)% (including $14,304,639 of payable for investments purchased and $6,853,916 of receivable for investments sold)				(7,118,799)

NET ASSETS — 100.0%				$40,440,855

(a)	Cost for federal income tax purposes is $50,743,083. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$126,349
Gross unrealized depreciation	(291,911)

$(165,562)

(b)	Variable rate security. Rate shown is the rate as of June 30, 2007.
(c)	The security is a perpetual bond and has no stated maturity date.
(d)

Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of June 30, 2007, these securities had a total market value of $158,081 which represents 0.4% of net assets.

(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 7.6% of its net assets, with a current market value of $3,084,523, in securities restricted as to resale.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	The rate shown is the effective yield as of June 30, 2007.
(h)

Security, or a portion thereof, pledged as collateral with a value of $199,393 on 109 short U.S. Treasury Note futures contracts and 9 long Euro-Bobl futures contracts expiring September 2007. The value of such contracts on June 30, 2007 was $17,320,848, with an unrealized loss of $8,298 (including commissions of $251).

(i)	Represents current yield as of June 30, 2007.
(j)	Security is illiquid. As of June 30, 2007, the Portfolio held 0.2% of its net assets, with a current market value of $70,040 in these securities.
(k)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

LOW DURATION BOND PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
TRUST PREFERRED STOCKS — 3.6%
Banks — 1.1%
JPMorgan Chase Capital XXIII, Capital Securities
6.36%(b)(c)	05/15/47	$5,140	$5,080,931
State Street Capital Trust IV, Capital Securities
6.36%(b)	06/15/37	4,500	4,513,284
UBS Preferred Funding Trust, Inc., Capital Securities
8.62%(b)(d)		1,010	1,096,948
USB Capital IX, Unsecured Notes
6.19%(b)(d)		1,025	1,032,568

			11,723,731

Finance — 1.9%
Bank of America Capital Trust XV, Capital Securities
6.16%(b)	06/01/56	4,705	4,698,470
Goldman Sachs Capital Trust II, Unsecured Notes
6.13%(b)(d)		5,305	5,302,401
Lehman Brothers Holdings, Inc., Capital Securities
6.19%(b)(d)(e)		3,710	3,708,705
PSEG Funding Trust, Inc., Capital Securities
5.38%	11/16/07	1,250	1,248,886
ZFS Finance (USA) Trust I, Unsecured Notes
6.15%(b)(f)	12/15/65	2,900	2,904,312
ZFS Finance (USA) Trust IV, Unsecured Notes
5.88%(b)(f)	05/09/32	3,345	3,295,661

			21,158,435

Yankee — 0.6%
Finance — 0.6%
Credit Suisse (Guernsey), Unsecured Notes
6.05%(b)(d)(g)		7,170	7,174,589

TOTAL TRUST PREFERRED STOCKS (Cost $40,214,522)			40,056,755

U.S. GOVERNMENT & AGENCY OBLIGATION — 0.1%
Small Business Administration Participation Certificates, Series 97, Class A
6.10%(b)(f)
(Cost $530,570)	08/15/22	540	535,310

MORTGAGE PASS-THROUGHS — 47.3%
Federal Home Loan Mortgage Corp. ARM
7.66%(b)	05/01/15	179	178,341
6.90%(b)	01/16-03/20	368	374,198
6.88%(b)	01/01/19	510	512,941
7.07%(b)	09/01/19	385	390,311
6.97%(b)	06/01/20	2,338	2,394,907
7.16%(b)	10/01/23	343	348,715
7.03%(b)	08/01/31	220	219,924
5.00%(b)	08/01/32	2,704	2,704,284
3.64%(b)	07/01/34	1,562	1,572,534
4.14%(b)	07/01/34	1,594	1,598,026
4.30%(b)	11/01/34	12,385	12,200,257
5.03%(b)	12/01/35	22,273	21,969,093
Federal Home Loan Mortgage Corp. Gold
4.00%(c)	09/01/08	3,379	3,332,929
8.25%(h)	06/01/09	0	28
4.50%(c)	04/01/10	3,459	3,410,351
7.00%	11/15-12/16	1,102	1,137,120
6.50%	06/16-09/30	5,043	5,149,809
6.00%	11/01/33	1,873	1,864,628
Federal National Mortgage Assoc.
7.50%	06/08-09/35	8,978	9,351,380
6.50%	11/08-04/31	884	899,581
5.50%	02/09-05/37	24,936	24,647,777
6.00%	02/09-02/17	931	937,633
7.00%	03/15-07/32	4,464	4,605,733
5.00%	02/17-04/21	5,163	5,013,294
4.00%	07/01/19	6,873	6,377,965
8.00%	11/30-05/32	932	981,687
Federal National Mortgage Assoc. 1 Year CMT
7.11%(b)	09/01/29	28	28,342
7.51%(b)	12/01/30	361	364,859
6.75%(b)	12/01/31	617	625,949
5.46%(b)	08/01/32	1,096	1,104,288
5.64%(b)	01/01/33	1,923	1,941,992
Federal National Mortgage Assoc. 30 Year TBA
5.50%	07/01/37	148,300	143,016,813
6.00%	07/01/37	183,200	181,196,158
Federal National Mortgage Assoc. ARM
6.78%(b)	12/01/18	770	769,952
6.75%(b)	12/01/21	295	293,840
7.09%(b)	12/01/21	251	253,719
4.75%(b)	09/01/32	1,754	1,770,967
6.74%(b)	07/01/33	1,577	1,586,736
4.06%(b)	10/01/33	861	848,187
4.27%(b)	01/01/34	623	616,055
4.00%(b)	04/01/34	983	960,778
3.91%(b)	05/01/34	13,932	13,624,642
4.54%(b)	02/01/35	19,613	19,490,719
4.86%(b)	06/01/35	11,408	11,312,175
5.27%(b)	09/01/35	1,461	1,441,456
5.09%(b)	11/01/35	3,054	3,028,386
5.14%(b)	11/01/35	1,837	1,822,294
6.16%(b)	04/01/40	1,694	1,735,062
Government National Mortgage Assoc. I 6.00%	12/08-02/11	253	253,717
6.50%	06/15/09	150	150,743
Government National Mortgage Assoc. II ARM
3.75%(b)	05/34-06/34	23,289	23,207,582

TOTAL MORTGAGE PASS-THROUGHS (Cost $524,796,148)			523,618,857

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.1%
Bear Stearns Mortgage Trust, Series 04-13, Class A1
5.69%(b)	11/25/34	6,083	6,093,002
Bear Stearns Mortgage Trust, Series 04-7, Class 4A
4.19%(b)	10/25/34	7,630	7,679,476

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Countrywide Alternative Loan Trust, Series 05-CB, Class 2A3
5.50%	07/25/35	$9,588	$9,515,079
Countrywide Home Loans, Series 03-37, Class 2A1
4.24%(b)	09/25/33	8,766	8,754,510
Countrywide Home Loans, Series 04-29, Class 1A1
5.59%(b)	02/25/35	1,906	1,907,551
Federal Home Loan Mortgage Corp. Strip Notes, Series 19, Class F
5.91%(b)	06/01/28	1,390	1,382,761
Federal Home Loan Mortgage Corp., Series 1165, Class LD
7.00%	11/15/21	1,310	1,307,209
Federal Home Loan Mortgage Corp., Series 231 (IO)
5.50%(i)	08/01/35	9,516	2,529,690
Federal Home Loan Mortgage Corp., Series 232 (IO)
5.00%(i)	08/01/35	20,126	5,213,897
Federal Home Loan Mortgage Corp., Series 2391, Class QG
5.50%	12/15/16	8,296	8,267,987
Federal Home Loan Mortgage Corp., Series 2996, Class PB
5.50%	05/15/35	13,018	12,942,016
Federal Home Loan Mortgage Corp., Series 3215, Class EP
5.38%	09/15/11	15,871	15,804,473
Federal Home Loan Mortgage Corp., Series 3303, Class SG (IO)
0.78%(i)	04/15/37	33,814	867,054
Federal Home Loan Mortgage Corp., Series 3309, Class SA (IO)
0.77%(i)	04/15/37	19,739	557,283
Federal National Mortgage Assoc., Series 93-188, Class K
6.00%	10/25/08	3,525	3,524,853
Federal National Mortgage Assoc., Series 97-20, Class FB
5.50%(b)	03/25/27	1,795	1,771,139
Federal National Mortgage Assoc., Series 01-60, Class JZ
6.00%	03/25/31	127	126,668
Federal National Mortgage Assoc., Series 02-57, Class ND
5.50%	09/25/17	6,823	6,789,311
Federal National Mortgage Assoc., Series 03-17, Class QR
4.50%	11/25/25	6,259	6,208,727
Federal National Mortgage Assoc., Series 04-W10, Class A1
5.75%	08/25/34	144	143,554
Federal National Mortgage Assoc., Series 05-84, Class XK
5.75%	08/25/23	3,900	3,891,586
Federal National Mortgage Assoc., Series 06, Class WA
6.00%	05/25/28	8,749	8,793,009
Federal National Mortgage Assoc., Series 06-M2, Class A1A
3.25%	11/15/08	672	665,301
Federal National Mortgage Assoc., Series 07-32, Class SG (IO)
0.78%(i)	04/25/37	59,327	1,827,532
Federal National Mortgage Assoc., Series 354, Class 2 (IO)
5.50%(i)	11/01/34	8,104	2,150,812
Federal National Mortgage Assoc., Series 377, Class 2 (IO)
5.00%(i)	10/01/36	6,060	1,615,253
Goldman Sachs Mortgage Securities Corp. II, Series 00-1, Class A
5.67%(b)(f)	06/20/24	370	370,326
Goldman Sachs Residential Mortgage Loan Trust, Series 04-9, Class 3A1
5.15%(b)	08/25/34	10,253	10,364,208
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR6, Class 1A1
4.55%(b)	09/25/35	10,997	10,897,015
Harborview Mortgage Loan Trust, Series 05-10, Class 2A1A
5.63%(b)	11/19/35	9,811	9,843,581
JPMorgan Mortgage Trust, Series 06-A2, Class 4A1
3.88%(b)	08/25/34	12,402	12,211,405
Mortgage IT Trust, Series 04-1, Class A1
5.71%(b)	11/25/34	9,666	9,690,264
Residential Accredit Loans, Inc., Series 01-QS19, Class A1
6.00%	12/25/16	101	100,310
Structured Mortgage Loan Trust, Series 04-13, Class A2
5.62%(b)	09/25/34	1,852	1,854,607
Structured Mortgage Loan Trust, Series 04-3AC, Class A2
4.92%(b)	03/25/34	8,411	8,407,223
Washington Mutual Mortgage Securities Corp., Series 02-AR1, Class IA1
7.48%(b)	11/25/30	357	355,736
Washington Mutual Mortgage Securities Corp., Series 02-AR19, Class A8
4.56%(b)	02/25/33	534	531,619
Wells Fargo Mortgage Backed Securities Trust, Series 04-3, Class A1
4.75%	04/25/19	16,332	15,510,337

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $200,740,596)			200,466,364

COMMERCIAL MORTGAGE BACKED SECURITIES — 18.1%
American Home Mortgage Assets, Series 05-1, Class 3A11
5.69%(b)	11/25/35	6,114	6,124,835
Banc of America Funding Corp., Series 06-I, Class 1A1
4.58%(b)	12/20/36	8,897	8,754,819
Capco America Securitization Corp., Series 98-D7, Class A1B
6.26%	10/15/30	1,949	1,962,051
Capco America Securitization Corp., Series 98-D7, Class PS1 (IO)
1.68%(f)(i)	10/15/30	31,744	461,323

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2
7.44%	08/15/31	$7,915	$8,169,908
Citigroup Commercial Mortgage Trust, Series 05-EMG, Class A1
4.15%(f)	09/20/51	3,711	3,658,749
Commercial Mortgage Acceptance Corp., Series 98-C2, Class A2
6.03%	03/15/08	4,052	4,054,352
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2
7.42%	04/15/10	8,609	8,925,452
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C2, Class A2
6.30%	11/11/30	7,587	7,646,642
Deutsche Alt-A Securities, Inc., Series 06-AF1, Class A1
5.40%(b)	04/25/36	3,651	3,651,426
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B
7.18%	11/10/33	8,174	8,507,681
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1
3.31%	02/25/32	1,730	1,581,114
Federal National Mortgage Assoc., Series 06-M2, Class A1A
4.86%(b)	07/01/16	7,704	7,639,023
First Union-Chase Commercial Mortgage Trust, Series 99-C2, Class A2
6.64%	04/15/09	13,382	13,569,083
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2
7.18%	08/15/36	7,264	7,455,529
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3
6.14%	10/18/30	9,394	9,423,139
Goldman Sachs Mortgage Securities Corp. II, Series 03-C1, Class X2 (IO)
0.87%(f)(i)	01/10/40	219,235	3,320,270
Impac Secured Assets Corp., Series 05-2, Class A2A
5.44%(b)	03/25/36	2,025	2,025,420
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-FL1A, Class A2
5.50%(b)	04/16/19	3,080	3,082,229
JPMorgan Mortgage Trust, Series 07-A1, Class 2A1
4.76%(b)	07/25/35	14,351	14,157,582
JPMorgan Mortgage Trust, Series 07-A1, Class 4A1
4.07%(b)	07/25/35	12,781	12,509,703
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C5, Class A1
6.41%	12/15/19	3,889	3,899,372
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C3, Class XCP (IO)
1.36%(f)(i)	02/15/37	35,053	757,180
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C5, Class XCP (IO)
1.25%(f)(i)	04/15/37	176,921	1,735,682
Mortgage Capital Funding, Inc., Series 98-MC1, Class X (IO)
0.69%(i)	03/18/30	47,958	86,175
Nationslink Funding Corp., Series 99, Class 1
6.32%	01/20/31	9,545	9,607,409
Opteum Mortgage Acceptance Corp., Series 06-1, Class 1A1A
5.41%(b)	04/25/36	5,470	5,466,800
Structured Asset Receivables Trust, Series 03-1
5.96%(b)(f)(j)	01/21/10	10,715	10,707,839
TIAA Real Estate Collateralized Debt Obligation Ltd., Series 01-C1A, Class A4
6.68%(f)	06/19/31	8,510	8,675,445
Wachovia Bank Commercial Mortgage Trust, Series 03-C3, Class A1
4.04%	02/15/35	8,970	8,731,415
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4
5.76%(b)	05/15/43	6,025	6,004,085
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1
4.24%(f)	05/25/36	4,090	4,044,573
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO)
2.12%(f)(i)	05/25/36	82,185	3,804,085

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $203,046,926)			200,200,390

ASSET BACKED SECURITIES — 20.7%
Amresco Independence Funding, Inc., Series 99-1, Class A
5.25%(b)(f)	06/15/20	4,093	4,066,563
Bank of America Credit Card Trust, Series 06, Class A16
4.72%	05/05/13	10,775	10,560,352
Bear Stearns, Inc., Series 06-HE1, Class 1A1
5.41%(b)	01/25/30	3,899	3,898,152
Bear Stearns, Inc., Series 06-PC1, Class A1
5.40%(b)	01/25/29	2,905	2,905,023
BMW Vehicle Owner Trust, Series 05-A, Class A3
4.04%	02/25/09	4,777	4,765,115
Business Loan Express, Inc., Series 98-1, Class A
7.25%(b)(f)	01/15/25	909	891,077

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
Capital Auto Receivables Asset Trust, Series 05-1, Class A4
4.05%	07/15/09	$8,350	$8,309,505
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A
5.40%(f)	01/20/09	13,625	13,626,049
Citibank Credit Card Issuance Trust, Series 04, Class A4
3.20%	08/24/09	8,700	8,675,970
Countrywide Certificates, Series 05-16, Class 4AV1
5.42%(b)	07/25/26	2,254	2,254,268
Countrywide Certificates, Series 05-IM3, Class A1
5.44%(b)	04/25/28	1,684	1,684,588
DaimlerChrysler Auto Trust, Series 06, Class A3
5.33%	08/08/10	10,425	10,426,271
Fieldstone Mortgage Investment Corp., Series 05-3, Class 2A1
5.44%(b)	02/25/36	4,868	4,869,139
First Franklin Mortgage Loan Trust, Series 06-FF3, Class A2A
5.40%(b)	02/25/36	4,650	4,650,914
Ford Credit Auto Owner Trust, Series 05, Class A4
4.36%	06/15/10	15,825	15,615,156
Ford Credit Auto Owner Trust, Series 05-A, Class A3
3.48%	11/15/08	3,418	3,409,106
Ford Credit Auto Owner Trust, Series 06, Class A4
5.07%	12/15/10	11,925	11,860,358
Ford Credit Auto Owner Trust, Series 06-B, Class A3
5.26%	10/15/10	12,575	12,555,290
Green Tree Financial Corp., Series 93-4, Class A5
7.05%	01/15/19	1,227	1,237,533
Green Tree Financial Corp., Series 95-5, Class M1
7.65%	09/15/26	600	615,509
Green Tree Financial Corp., Series 96-8, Class A6
7.60%	10/15/27	2,839	2,914,731
Green Tree Financial Corp., Series 99-1, Class A5
6.11%	09/01/23	4,107	4,122,713
GSAA Home Equity Trust, Series 04-11, Class 2A2
5.64%(b)	12/25/34	5,137	5,146,824
GSAA Home Equity Trust, Series 06-8N, Class N1
6.00%(e)(f)	10/26/36	1,216	1,200,927
Heller Financial Commercial Mortgage Asset Corp., Series 98-1, Class A
5.87%(b)(f)	07/15/24	2,006	1,985,586
Honda Auto Receivables Owner Trust, Series 04-2, Class A3
3.30%	06/16/08	1,168	1,166,730
Honda Auto Receivables Owner Trust, Series 04-3, Class A3
2.91%	10/20/08	3,309	3,294,240
Honda Auto Receivables Owner Trust, Series 05-4, Class A3
4.46%	05/21/09	7,829	7,798,945
IFC Small Business Administration Loan-Backed Certificates, Series 97-1, Class A
6.25%(b)(f)	01/15/24	591	585,584
Indymac Residential Trust, Series 06-B, Class 2A1
5.38%(b)	06/25/36	1,109	1,108,651
JPMorgan Mortgage Acquisition Corp., Series 05-OPT2, Class A2
5.40%(b)	12/25/35	768	767,922
Long Beach Mortgage Loan Trust, Series 06-2, Class 2A1
5.39%(b)	03/25/36	2,365	2,364,926
Master Asset Backed Securities Trust, Series 06-FRE1, Class A1
5.39%(b)	12/25/35	2,842	2,842,934
MBNA Master Credit Card Trust, Series 01-B, Class A
5.58%(b)	08/15/13	8,400	8,468,520
The Money Store Small Business Administration Loan Trust, Series 98-1, Class A
5.93%(b)	07/15/24	667	654,659
Morgan Stanley Capital I, Inc., Series 05-HE5, Class A2A
5.42%(b)	09/25/35	1,189	1,188,480
New Century Home Equity Loan Trust, Series 05-C, Class A2A
5.40%(b)	12/25/35	1,553	1,552,586
Nissan Auto Receivables Owner Trust, Series 05-B, Class A3
3.99%	07/15/09	8,620	8,568,113
Option One Mortgage Loan Trust, Series 05-4, Class A2
5.42%(b)	11/25/35	1,115	1,114,913
Ownit Mortgage Loan Certificates, Series 05-4, Class A2A1
5.44%(b)	08/25/36	3,227	3,227,190
PMC Capital LP, Series 98-1, Class A
7.25%(b)(f)	04/01/21	2,443	2,437,448
Residential Asset Mortgage Products, Inc., Series 05-EFC4, Class A1
5.43%(b)	01/25/26	1,691	1,691,352
Securitized Asset Backed Receivables LLC, Series 06-FR3, Class A1
5.37%(b)	05/25/36	4,468	4,468,425
Structured Asset Investment Loan Trust, Series 05-10, Class A3
5.41%(b)	12/25/35	4,008	4,008,070
Structured Asset Investment Loan Trust, Series 06-BNC1, Class A2
5.39%(b)	03/25/36	3,193	3,191,885
Student Loan Marketing Assoc. Student Loan Trust, Series 05-8, Class A2
5.44%(b)	07/25/22	9,550	9,506,357
SWB Loan-Backed Certificates, Series 98-1, Class AV
6.00%(b)(f)	09/15/24	2,485	2,483,298

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
USAA Auto Owner Trust, Series 05-1, Class A3
3.90%	07/15/09	$3,251	$3,234,556
USAA Auto Owner Trust, Series 05-2, Class A3
4.00%	12/15/09	11,449	11,373,909

TOTAL ASSET BACKED SECURITIES (Cost $229,997,802)			229,346,412

CORPORATE BONDS — 12.8%
Banks — 3.8%
Citigroup, Inc., Senior Unsecured Notes
3.50%(k)	02/01/08	5,200	5,147,412
JPMorgan Chase & Co., Senior Unsecured Notes
6.00%	08/01/08	3,180	3,198,616
U.S. Bank N.A., Subordinated Notes
6.50%	02/01/08	3,580	3,593,475
U.S. Central Credit Union, Unsecured Notes
2.75%	05/30/08	3,700	3,608,606
Wachovia Corp., Senior Unsecured Notes
5.75%	06/15/17	2,605	2,570,114
Wells Fargo & Co., Senior Unsecured Notes
5.46%(b)	09/15/09	22,515	22,562,687
Wells Fargo & Co., Unsecured Notes
3.50%	04/04/08	1,200	1,182,677

			41,863,587

Computer Software & Services — 0.1%
Oracle Corp., Unsecured Notes
5.00%	01/15/11	1,700	1,675,510

Energy & Utilities — 1.3%
TXU Energy Co. LLC, Unsecured Notes
5.86%(b)(f)	09/16/08	14,015	14,020,424

Finance — 2.6%
General Electric Capital Corp., Unsecured Notes
4.12%	03/04/08	8,300	8,235,974
Household Finance Corp., Unsecured Notes
4.12%	12/15/08	4,375	4,296,294
Lehman Brothers Holdings, Inc., Unsecured Notes
5.50%(b)	05/25/10	5,520	5,515,126
Morgan Stanley, Senior Notes
5.60%(b)	01/09/12	1,850	1,846,618
5.62%(c)	01/09/12	9,104	9,084,353

			28,978,365

Insurance — 0.3%
ASIF Global Financing, Unsecured Notes
3.90%(f)	10/22/08	2,980	2,924,146

Oil & Gas — 0.4%
Anadarko Petroleum Corp., Senior Unsecured Notes
5.76%(b)	09/15/09	4,175	4,178,716

Real Estate — 0.4%
AvalonBay Communities, Inc., Senior Unsecured Notes (REIT)
8.25%	07/15/08	3,945	4,041,262

Retail Merchandising — 0.5%
Federated Department Stores, Inc., Senior Unsecured Notes
6.62%	09/01/08	800	805,249
May Department Stores Co., Unsecured Notes
3.95%	07/15/07	4,675	4,672,569

			5,477,818

Telecommunications — 0.6%
Lenfest Communications, Inc., Senior Notes
7.62%	02/15/08	3,850	3,894,467
Qwest Corp., Unsecured Notes
8.88%	03/15/12	335	360,962
Verizon Communications, Inc., Unsecured Notes
5.40%(b)	04/03/09	3,055	3,055,929

			7,311,358

Transportation — 0.3%
Union Pacific Corp., Senior Unsecured Notes
5.75%	10/15/07	2,025	2,026,077
Union Pacific Corp., Unsecured Notes
6.79%	11/09/07	1,775	1,781,447

			3,807,524

Yankee — 2.5%
Banks — 0.5%
Glitnir Banki HF (Iceland), Unsecured Notes
5.63%(b)(f)(g)	04/20/10	5,225	5,216,238

Energy & Utilities — 0.4%
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.45%(b)(g)	04/09/09	4,000	4,001,076

Finance — 1.0%
Eksportfinans ASA (Norway), Unsecured Notes
3.38%(b)(g)	01/15/08	9,315	9,226,657
Nationwide Building Society (United Kingdom), Senior Unsecured Notes
3.50%(f)(g)	07/31/07	1,975	1,972,750

			11,199,407

Telecommunications — 0.6%
Telefonica Europe BV (Netherlands), Senior Unsecured Notes
7.75%(g)	09/15/10	2,325	2,464,693

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)		VALUE
CORPORATE BONDS (Continued)
Yankee (Continued)
Telecommunications (Continued)
Vodafone Group Plc (United Kingdom), Unsecured Notes
5.64%(b)(g)	02/27/12	$4,535		$4,541,657

				7,006,350

Total Yankee				27,423,071

TOTAL CORPORATE BONDS (Cost $142,518,577)				141,701,781

FOREIGN BONDS — 1.4%
Canada — 0.4%
Province of Manitoba, Senior Unsecured Notes (NZD)
6.38%	09/01/15	1,300		925,301
Province of Ontario, Unsecured Notes (NZD)
6.25%	06/16/15	4,540		3,190,022

				4,115,323

Finland — 0.2%
Republic of Finland, Senior Unsecured Notes (JPY)
0.30%	10/18/07	367,300		2,977,959

Germany — 0.3%
Kreditanstalt Fur Wiederaufbaure, Unsecured Notes (JPY)
0.46%(b)	08/08/11	442,000		3,590,347

Japan — 0.5%
Nippon Telegraph & Telephone Corp., Unsecured Notes (JPY)
2.50%	07/25/07	245,000		1,991,953
Pfizer, Inc. Bonds (JPY)
0.80%	03/18/08	401,000		3,252,860

				5,244,813

TOTAL FOREIGN BONDS (Cost $16,292,025)				15,928,442

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 3.6%
Federal National Mortgage Assoc., Discount Notes
5.13%(l)	07/23/07	40,300		40,173,660
Galileo Money Market Fund,
5.04%(m)		43		43,166

TOTAL SHORT TERM INVESTMENTS (Cost $40,216,826)				40,216,826

		NUMBER OF CONTRACTS
CALL SWAPTIONS PURCHASED — 0.2%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		4,760	(n)	1,343,748
Deutsche Bank, Strike Rate 5.205%, Expires 03/01/16		3,290	(n)	781,510

TOTAL CALL SWAPTIONS PURCHASED (Cost $3,424,505)				2,125,258

PUT SWAPTIONS PURCHASED — 0.4%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		4,760	(n)	2,671,312
Deutsche Bank, Strike Rate 5.205%, Expires 03/01/16		3,290	(n)	2,065,376

TOTAL PUT SWAPTIONS PURCHASED (Cost $3,424,505)				4,736,688

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 126.3% (Cost $1,405,203,002)				1,398,933,083

	MATURITY	PAR (000)
AFFILIATED INVESTMENTS — 0.9%
Collateralized Mortgage Obligations — 0.9%
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2
4.24%(b)	08/25/34	$9,433		9,336,499
Merrill Lynch Mortgage Investors, Inc., Series 97-B, Class A
5.60%(b)	11/15/25	813		813,364
Merrill Lynch Mortgage Investors, Inc., Series 99-A, Class A
5.70%(b)	03/15/25	399		400,109

				10,549,972

Commercial Mortgage Backed Securities — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42
7.43%	09/01/22	5		4,995

TOTAL AFFILIATED INVESTMENTS (Cost $10,426,821)				10,554,967

TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENT AND OUTSTANDING SWAPTIONS WRITTEN — 127.2% (Cost $1,415,629,823(a))				1,409,488,050

MORTGAGE PASS-THROUGH TBA SALE COMMITMENT — (12.9)%
Federal National Mortgage Assoc. 30 Year
5.50%
(Proceeds $142,877,781)	07/01/37	(148,300)		(143,016,813)

		NUMBER OF CONTRACTS
CALL SWAPTIONS WRITTEN — (0.1)%
Deutsche Bank, Strike Rate 4.960%, Expires 05/12/08		(2,070	)(n)	(87,768)
Deutsche Bank, Strike Rate 5.480%, Expires 10/26/09		(2,480	)(n)	(533,287)

TOTAL CALL SWAPTIONS WRITTEN (Premiums received $1,175,812)				(621,055)

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

LOW DURATION BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	NUMBER OF CONTRACTS		VALUE
PUT SWAPTIONS WRITTEN — (0.2)%
Deutsche Bank, Strike Rate 3.250%, Expires 06/19/08	(1,990	)(n)	$(460,661)
Deutsche Bank, Strike Rate 5.460%, Expires 05/12/08	(2,070	)(n)	(644,598)
Deutsche Bank, Strike Rate 5.480%, Expires 10/26/09	(2,480	)(n)	(1,107,880)
Deutsche Bank, Strike Rate 5.765%, Expires 06/19/08	(1,990	)(n)	(402,617)

TOTAL PUT SWAPTIONS WRITTEN (Premiums received $2,469,312)			(2,615,756)

TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 114.0% (Cost $1,269,106,916)			1,263,234,426

LIABILITIES IN EXCESS OF OTHER ASSETS — (14.0)% (including $323,971,161 of payable for investments purchased and $143,127,008 of receivable for investments sold)			(155,462,975)

NET ASSETS — 100.0%			$1,107,771,451

(a)	Cost for federal income tax purposes is $1,415,693,245 The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$5,145,072
Gross unrealized depreciation	(11,350,267)

$(6,205,195)

(b)	Variable rate security. Rate shown is the rate as of June 30, 2007.
(c)	Security, or a portion thereof, with a market value of $3,470,961, has been pledged as collateral for swap and swaption contracts.
(d)	The security is a perpetual bond and has no stated maturity date.
(e)

Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of June 30, 2007, these securities had a total market value of $4,909,632 which represents 0.4% of net assets.

(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 8.6% of its net assets, with a current market value of $95,680,845, in securities restricted as to resale.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Par held at June 30, 2007 is less than $500.
(i)	The rate shown is the effective yield as of June 30, 2007.
(j)	Security is illiquid. As of June 30, 2007, the Portfolio held 1.0% of its net assets, with a current market value of $10,707,839 in these securities.
(k)

Security, or a portion thereof, pledged as collateral with a value of $5,147,412 on 812 short U.S. Treasury Note futures contracts, 379 long U.S. Treasury Note futures contracts, 25 short U.S. Treasury Bond futures contracts, 103 short Euro-dollar futures contracts and 148 long Euro-Bund futures contracts expiring September 2007, 103 short Euro-dollar futures contracts expiring December 2007, 103 short Euro-dollar futures contracts expiring March 2008, 85 short Euro-dollar futures contracts expiring June 2008, 85 short Euro-dollar futures contracts expiring September 2008, 85 short Euro-dollar futures contracts expiring December 2008, 85 short Euro-dollar futures contracts expiring March 2009, 63 short Euro-dollar futures contracts expiring June 2009, 63 short Euro-dollar futures contracts expiring September 2009, 63 short Euro-dollar futures contracts expiring December 2009, and 63 short Euro-dollar futures contracts expiring March 2010. The value of such contracts on June 30, 2007 was $363,974,410, with an unrealized loss of $478,913 (including commissions of $4,560).

(l)	The rate shown is the effective yield at the time of purchase.
(m)	Represents current yield as of June 30, 2007.
(n)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INTERMEDIATE GOVERNMENT BOND PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 16.7%
Federal Home Loan Bank, Unsecured Bonds
3.60%	10/19/07	$11,170	$11,110,788
2.75%	01/09/08	4,410	4,350,862
3.01%	04/02/08	10,000	9,829,640
3.00%	06/25/08	4,015	3,927,565
2.90%	07/15/08	2,000	1,952,478
3.25%	07/30/08	17,955	17,577,101
3.35%	01/23/09	2,000	1,944,360
4.00%	02/19/09	1,200	1,177,268
Federal Home Loan Mortgage Corp., Unsecured Notes
3.50%	05/08-05/08	17,305	17,034,961
3.06%	07/15/08	3,155	3,085,029
Housing & Urban Development, Section 108 Government Guaranteed Participation Certificates, Series 03-A
4.44%	08/01/11	2,099	2,037,056
Small Business Administration Participation Certificates, Series 96-20H, Class 1
7.25%	08/01/16	1,152	1,183,200
Small Business Administration Participation Certificates, Series 96-20J, Class 1
7.20%	10/01/16	873	897,267
Small Business Administration Participation Certificates, Series 98-20J, Class 1
5.50%	10/01/18	1,855	1,856,859
U.S. Treasury Bonds
6.00%	02/15/26	500	545,781
4.75%(b)	02/15/37	3,725	3,512,269
U.S. Treasury Notes
4.62%(b)	02/15/17	535	518,114

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $82,716,501)			82,540,598

MORTGAGE PASS-THROUGHS — 52.0%
Federal Home Loan Mortgage Corp. ARM
3.72%(c)	07/01/34	1,765	1,712,113
4.14%(c)	07/01/34	1,555	1,558,465
5.02%(c)	08/01/34	4,399	4,367,304
4.39%(c)	11/01/34	2,269	2,231,578
4.35%(c)	03/01/35	7,149	7,026,792
4.77%(c)	03/35-09/35	17,144	16,927,792
4.75%(c)	04/01/35	8,671	8,588,155
5.54%(c)	04/01/36	3,739	3,677,247
6.00%(c)	10/01/36	3,586	3,613,050
Federal Home Loan Mortgage Corp.
Gold
9.00%	12/01/09	145	147,237
5.00%	10/20-03/21	27,629	26,720,391
6.00%(d)	12/01/36	9,677	9,594,521
Federal National Mortgage Assoc.
8.00%	04/08-06/08	102	102,781
6.50%	05/08-12/29	8,137	8,309,272
8.50%	02/09-08/09	176	177,397
9.00%	05/09-04/16	207	211,063
5.06%	02/01/11	6,075	6,013,441
5.01%	01/25/12	10,994	10,803,965
5.24%	04/01/12	4,500	4,484,070
6.00%	04/16-10/36	12,658	12,529,325
5.68%	08/01/16	7,723	7,692,340
7.00%	01/17-04/32	1,053	1,086,837
5.00%	06/18-06/37	23,889	22,441,263
4.50%	10/01/18	15	14,445
5.50%	01/24-06/37	9,828	9,488,902
Federal National Mortgage Assoc. 30 Year TBA
5.50%	07/12/37	7,400	7,136,375
Federal National Mortgage Assoc. ARM
4.79%(c)	03/01/33	3,390	3,348,442
4.27%(c)	05/01/33	2,123	2,086,210
4.01%(c)	09/01/33	2,047	1,994,598
5.36%(c)	10/01/33	2,594	2,637,749
4.00%(c)	04/01/34	1,406	1,374,277
3.89%(c)	05/01/34	1,695	1,673,907
4.36%(c)	06/01/34	5,182	5,117,294
3.74%(c)	07/01/34	1,998	1,951,516
4.48%(c)	07/01/34	6,318	6,259,816
4.83%(c)	08/01/34	2,344	2,325,745
4.64%(c)	02/01/35	10,062	9,946,343
4.59%(c)	03/01/35	4,991	4,933,816
4.71%(c)	07/01/35	4,943	4,881,579
4.96%(c)	07/01/35	11,930	11,809,158
5.00%(c)	07/01/35	3,082	3,017,399
Government National Mortgage Assoc. I
6.00%	02/15/11	156	156,329
Government National Mortgage Assoc. II ARM
3.75%(c)	06/20/34	2,248	2,240,140
3.50%(c)	07/20/34	4,191	4,153,751
4.50%(c)	02/20/35	3,060	3,042,393
5.00%(c)	05/20/35	6,775	6,775,244

TOTAL MORTGAGE PASS-THROUGHS (Cost $259,242,090)			256,381,827

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.6%
Bear Stearns Mortgage Trust, Series 04-13, Class A1
5.69%(c)	11/25/34	1,131	1,132,957
Deutsche Mortgage Securities, Inc., Series 04-4, Class 3AR1
5.12%(c)	06/25/34	567	565,957
Federal Home Loan Mortgage Corp., Series 1361, Class I
6.00%	09/15/07	5	5,393
Federal Home Loan Mortgage Corp., Series 06-3110, Class HA
5.50%	01/15/27	4,818	4,811,110
Federal Home Loan Mortgage Corp., Series 2668, Class AD
4.00%	01/15/15	2,016	1,974,985
Federal Home Loan Mortgage Corp., Series 2718, Class MR
4.00%	08/15/13	1,111	1,098,525
Federal Home Loan Mortgage Corp., Series 2931, Class DE
4.00%	02/15/20	10,000	8,894,671

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp., Series 3131, Class MA
5.50%	11/15/27	$2,538	$2,535,095
Federal Home Loan Mortgage Corp., Series 3143, Class NA
5.50%	07/15/26	4,286	4,279,809
Federal Home Loan Mortgage Corp., Series 3162, Class 0A
6.00%	10/15/26	4,208	4,236,772
Federal National Mortgage Assoc., Series 01-T2, Class B
6.02%	11/25/10	3,600	3,667,434
Federal National Mortgage Assoc., Series 04-W10, Class A1
5.75%	08/25/34	15	15,217
Federal National Mortgage Assoc., Series 05-109, Class PV
6.00%	10/25/32	5,821	5,852,897
Federal National Mortgage Assoc., Series 05-29, Class JB
4.50%	04/25/35	8,849	8,619,108
Federal National Mortgage Assoc., Series 05-57, Class PA
5.50%	05/25/27	2,210	2,204,410
Federal National Mortgage Assoc., Series 05-68, Class PC
5.50%	07/25/35	4,654	4,634,910
Federal National Mortgage Assoc., Series 05-70, Class KB
5.50%	05/25/35	4,552	4,525,313
Federal National Mortgage Assoc., Series 05-83, Class LA
5.50%	10/25/35	4,150	4,118,667
Federal National Mortgage Assoc., Series 05-84, Class MB
5.75%	10/25/35	11,575	11,585,934
Federal National Mortgage Assoc., Series 06-39, Class G1
5.50%	11/25/25	3,920	3,909,503
Federal National Mortgage Assoc., Series 378, Class 4 (IO)
5.00%(e)	11/01/35	5,917	1,436,358
Goldman Sachs Residential Mortgage Loan Trust, Series 04-9, Class 3A1
5.15%(c)	08/25/34	1,708	1,726,045
Mortgage IT Trust, Series 04-1, Class A1
5.71%(c)	11/25/34	1,595	1,599,122
Structured Mortgage Loan Trust, Series 04-13, Class A2
5.62%(c)	09/25/34	298	298,165
Summit Mortgage Trust, Series 00-1, Class B1
6.60%(c)(f)	12/28/12	15	14,584
Washington Mutual Mortgage Securities Corp., Series 03-AR4, Class A6
3.42%(c)	05/25/33	3,182	3,144,841

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $87,992,424)			86,887,782

COMMERCIAL MORTGAGE BACKED SECURITIES — 10.0%
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4
6.19%	06/11/35	3,380	3,450,853
Bear Stearns Commercial Mortgage Securities, Inc., Series 02-TOP6, Class A1
5.92%	10/15/36	1,564	1,574,956
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR4, Class A1
4.36%	06/11/41	1,619	1,590,809
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2
7.42%	04/15/10	3,743	3,880,202
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2
5.18%	08/15/12	3,905	3,819,503
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1
3.31%	02/25/32	458	418,661
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2
7.20%	10/15/32	3,640	3,799,808
First Union-Chase Commercial Mortgage Trust, Series 99-C2, Class A2
6.64%	04/15/09	5,338	5,412,963
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3
6.27%	12/10/35	3,540	3,627,358
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 97-C1, Class X (IO)
1.42%(e)	07/15/27	4,506	145,099
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2
7.18%	08/15/36	1,159	1,189,901
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3
5.86%	10/12/35	3,580	3,606,349
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class A3
6.26%	03/15/33	1,617	1,648,056
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C5, Class A1
6.41%	12/15/19	790	791,934
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-C7, Class A3
5.64%	04/15/11	2,140	2,146,194
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C2, Class A2
3.25%	03/15/29	2,100	2,030,830

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)
(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)		VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C4, Class A1
3.82%	06/15/29	$1,259		$1,240,530
The Money Store Small Business Administration Loan Trust, Series 99-1, Class A
6.05%(c)	07/15/25	617		612,646
Morgan Stanley Dean Witter Capital I, Inc., Series 02-TOP7, Class A1
5.38%	01/15/39	1,797		1,792,664
Structured Asset Receivables Trust, Series 03-2
5.72%(c)(f)(g)	01/21/09	1,628		1,627,354
Wachovia Bank Commercial Mortgage Trust, Series 03-C5, Class A1
2.99%	06/15/35	2,040		1,926,096
Wachovia Bank Commercial Mortgage Trust, Series 04-C12, Class A1
3.40%	07/15/41	1,374		1,344,792
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO)
2.12%(e)(f)	05/25/36	34,470		1,595,527

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $50,949,962)				49,273,085

PROJECT LOANS — 0.1%
Federal Housing Authority, USGI Project, Series 56
7.46%
(Cost $527,068)	01/01/23	515		513,262

ASSET BACKED SECURITIES — 1.9%
Bear Stearns, Inc., Series 06-HE1, Class 1A1
5.41%(c)	01/25/30	1,707		1,706,894
Green Tree Financial Corp., Series 97-5, Class A7
7.13%	05/15/29	1,464		1,502,276
IndyMac Residential Trust, Series 06-E, Class 2A1
5.38%(c)	04/25/37	3,454		3,452,744
Residential Asset Mortgage Products, Inc., Series 05-RZ4, Class A1
5.44%(c)	11/25/35	2,093		2,093,475
SWB Loan-Backed Certificates, Series 99-1, Class A
7.38%(f)	05/15/25	498		501,921

TOTAL ASSET BACKED SECURITIES (Cost $9,226,515)				9,257,310

CORPORATE BONDS — 2.7%
Finance — 1.7%
General Electric Capital Corp., Unsecured Notes
4.88%(h)	10/21/10	1,990		1,959,063
5.00%	11/15/11	1,390		1,362,157
Private Export Funding Corp., Senior Unsecured Notes
3.38%	02/15/09	5,250		5,104,507

				8,425,727

Oil & Gas — 0.4%
ENSCO Offshore Co. Bonds
6.36%	12/01/15	1,969		2,032,262

Yankee — 0.6%
Banks — 0.6%
International Bank for Reconstruction & Development (Multiple Countries), Unsecured Notes
1.00%(i)	02/05/15	4,100		2,938,819

TOTAL CORPORATE BONDS (Cost $13,768,811)				13,396,808

TAXABLE MUNICIPAL BONDS — 0.6%
Stanislaus County California Taxable Pension Obligation Refunding Revenue Bonds, Series 95
7.15%
(Cost $2,895,000)	08/15/13	2,895		3,037,058

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 0.9%
Federal National Mortgage Assoc., Discount Notes
5.13%(j)	07/23/07	4,200		4,186,833
Galileo Money Market Fund,
5.04%(k)		5		4,544

TOTAL SHORT TERM INVESTMENTS (Cost $4,191,377)				4,191,377

		NUMBER OF CONTRACTS
CALL SWAPTIONS PURCHASED — 0.3%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		1,510	(l)	426,273
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16		730	(l)	307,980
Lehman Brothers, Strike Rate 5.390%, Expires 03/19/12		910	(l)	240,331
Lehman Brothers, Strike Rate 6.025%, Expires 06/08/12		1,062	(l)	444,341

TOTAL CALL SWAPTIONS PURCHASED (Cost $1,816,300)				1,418,925

PUT SWAPTIONS PURCHASED — 0.5%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		1,510	(l)	847,412
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16		730	(l)	545,464
Deutsche Bank, Strike Rate 5.900%, Expires 08/31/07		1,110	(l)	43,401
Lehman Brothers, Strike Rate 5.390%, Expires 03/19/12		910	(l)	535,626
Lehman Brothers, Strike Rate 6.025%, Expires 06/08/12		1,062	(l)	404,091

TOTAL PUT SWAPTIONS PURCHASED (Cost $1,918,864)				2,375,994

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

				VALUE
TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENT — 103.3% (Cost $515,244,912)				$509,274,026

	MATURITY	PAR (000)
AFFILIATED INVESTMENT — 0.1%
Commercial Mortgage Backed Securities — 0.1%
Federal Housing Authority, Merrill Lynch Project, Series 29, Class 1A1
7.43%
(Cost $421,430)	06/01/22	$415		413,159

TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 103.4% (Cost $515,666,342(a))				509,687,185

MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS — (2.8)%
Federal National Mortgage Assoc. 30 Year
5.00%	07/01/37	(11,500)		(10,774,062)
5.50%	07/01/37	(3,300)		(3,182,438)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS (Proceeds $13,946,727)				(13,956,500)

		NUMBER OF CONTRACTS
CALL SWAPTIONS WRITTEN — (0.1)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(970	)(l)	(56,808)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(1,100	)(l)	(243,100)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(390	)(l)	(106,314)
Lehman Brothers, Strike Rate 5.115%, Expires 03/19/08		(910	)(l)	(45,318)

TOTAL CALL SWAPTIONS WRITTEN (Premiums received $1,228,812)				(451,540)

PUT SWAPTIONS WRITTEN — (0.3)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(970	)(l)	(462,302)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(1,100	)(l)	(489,940)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(390	)(l)	(151,889)
Lehman Brothers, Strike Rate 5.115%, Expires 03/19/08		(910	)(l)	(436,618)

TOTAL PUT SWAPTIONS WRITTEN (Premiums received $1,228,812)				(1,540,749)

TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 100.2%				493,738,396

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%				(915,260)

NET ASSETS — 100.0%				$492,823,136

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$1,733,047
Gross unrealized depreciation	(7,712,204)

$(5,979,157)

(b)	Security, or a portion thereof, subject to financing transactions.
(c)	Variable rate security. Rate shown is the rate as of June 30, 2007.
(d)	Security, or a portion thereof, with a market value of $681,621, has been pledged as collateral for swap and swaption contracts.
(e)	The rate shown is the effective yield as of June 30, 2007.
(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 0.8% of its net assets, with a current market value of $3,739,386, in securities restricted as to resale.

(g)	Security is illiquid. As of June 30, 2007, the Portfolio held 0.3% of its net assets, with a current market value of $1,627,354 in these securities.
(h)

Security, or a portion thereof, pledged as collateral with a value of $1,959,063 on 66 short U.S. Treasury Note futures contracts, 1,235 long U.S. Treasury Note futures contracts and 185 short U.S. Treasury Bond futures contracts expiring September 2007 and 239 short Euro-dollar futures contracts expiring December 2007. The value of such contracts on June 30, 2007 was $220,250,766, with an unrealized loss of $1,255,198 (including commissions of $4,327).

(i)	U.S. dollar denominated security issued by foreign domiciled entity.
(j)	The rate shown is the effective yield at the time of purchase.
(k)	Represents current yield as of June 30, 2007.
(l)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO II

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
TRUST PREFERRED STOCKS — 2.0%
Banks — 0.4%
Bank of America Corp. Capital Trust XI, Capital Securities
6.62%	05/23/36	$535	$545,518
Mellon Capital IV, Capital Securities
6.24%(b)(c)		1,575	1,589,206
UBS Preferred Funding Trust, Inc., Capital Securities
8.62%(b)(c)		475	515,891
Wachovia Capital Trust III, Income Trust Securities
5.80%(b)	03/15/42	1,300	1,294,335

			3,944,950

Finance — 0.5%
Goldman Sachs Capital Trust II, Unsecured Notes
5.79%(c)		3,180	3,103,505
PSEG Funding Trust, Inc., Capital Securities
5.38%	11/16/07	1,450	1,448,708

			4,552,213

Insurance — 0.4%
CHUBB Corp., Capital Securities
6.38%(b)	03/29/67	950	929,004
Progressive Corp., Junior Subordinated Notes
6.70%(b)	06/15/37	1,580	1,570,313
Travelers Cos., Inc., Debentures
6.25%	03/15/37	1,000	960,949

			3,460,266

Yankee — 0.7%
Banks — 0.2%
Barclays Bank Plc (United Kingdom), Subordinated Notes
7.38%(b)(c)(d)(e)		1,500	1,600,985

Finance — 0.5%
Credit Suisse (Guernsey), Unsecured Notes
5.86%(c)(d)		5,160	4,971,464

Total Yankee			6,572,449

TOTAL TRUST PREFERRED STOCKS (Cost $18,840,982)			18,529,878

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.0%
Federal Home Loan Bank, Unsecured Bonds
4.12%	02/15/08	4,500	4,464,787
Federal Home Loan Mortgage Corp., Unsecured Notes
3.75%(f)	02/27/09	10,025	9,792,470
Federal National Mortgage Assoc., Subordinated Notes
5.25%	08/01/12	3,070	3,043,644
4.62%	05/01/13	1,960	1,878,883
Federal National Mortgage Assoc., Unsecured Notes
4.15%	07/13/07	12,015	12,010,182
3.55%	11/16/07	8,985	8,924,854
3.25%	05/16/08	8,594	8,444,078
Small Business Administration Participation Certificates, Series 92-20H, Class 1
7.40%	08/01/12	427	433,608
Small Business Administration Participation Certificates, Series 96-20H, Class 1
7.25%	08/01/16	1,314	1,349,262
Small Business Administration Participation Certificates, Series 97-P10D, Class 1
6.51%	11/10/07	93	93,185
Small Business Administration Participation Certificates, Series 01-P10B, Class 1
6.34%(b)	08/01/11	1,001	1,011,817
U.S. Treasury Bonds
6.00%	02/15/26	2,950	3,220,108
4.75%	02/15/37	6,490	6,119,363
U.S. Treasury Notes
4.62%(g)	02/15/17	22,645	21,930,279
4.50%(g)	05/15/17	2,715	2,603,006

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $85,848,788)			85,319,526

MORTGAGE PASS-THROUGHS — 11.4%
Federal Home Loan Mortgage Corp. ARM
4.97%(b)	10/01/35	11,268	11,155,587
6.00%(b)	10/01/36	7,172	7,226,099
Federal National Mortgage Assoc.
8.50%	08/01/09	53	53,200
6.00%	05/16-10/36	22,161	21,943,358
5.50%	01/01/20	323	319,141
5.00%	06/34-06/37	56,932	53,392,677
Federal National Mortgage Assoc. 30 Year TBA
5.50%	07/01/37	1,900	1,832,313
Federal National Mortgage Assoc. ARM
4.00%(b)	04/01/34	4,429	4,329,581
4.77%(b)	01/01/35	3,843	3,758,149
4.81%(b)	09/01/35	3,891	3,857,861

TOTAL MORTGAGE PASS-THROUGHS (Cost $109,545,179)			107,867,966

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.0%
Bear Stearns Mortgage Trust, Series 04-12, Class 1A1
5.67%(b)	01/25/35	540	542,354
Bear Stearns Mortgage Trust, Series 04-13, Class A1
5.69%(b)	11/25/34	3,395	3,400,451
Bear Stearns Mortgage Trust, Series 04-7, Class 4A
4.19%	10/25/34	3,911	3,936,684
Countrywide Home Loans, Series 04-29, Class 1A1
5.59%(b)	02/25/35	1,169	1,170,059
Federal Home Loan Mortgage Corp., Series 1361, Class I
6.00%	09/15/07	10	10,016

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO II (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp., Series 2626, Class NA
5.00%	06/15/23	$10,627	$10,532,857
Federal Home Loan Mortgage Corp., Series 3131, Class MA
5.50%	11/15/27	3,848	3,843,797
Federal Home Loan Mortgage Corp., Series 3200, Class AD
5.50%	05/15/29	16,474	16,308,746
Federal Home Loan Mortgage Corp., Series 3294, Class NA
5.50%	07/15/27	6,810	6,790,900
Federal National Mortgage Assoc., Series 89-16, Class B (PO)
10.61%(h)	03/25/19	78	65,591
Federal National Mortgage Assoc., Series 05-109, Class PV
6.00%	10/25/32	12,976	13,046,215
Federal National Mortgage Assoc., Series 05-15, Class PL
5.50%	03/25/35	1,490	1,480,681
Federal National Mortgage Assoc., Series 05-29, Class AT
4.50%	04/25/35	3,592	3,511,131
Federal National Mortgage Assoc., Series 05-29, Class WB
4.75%	04/25/35	8,269	8,071,993
Federal National Mortgage Assoc., Series 05-57, Class PA
5.50%	05/25/27	2,920	2,912,353
Federal National Mortgage Assoc., Series 05-62, Class CQ
4.75%	07/25/35	9,561	9,311,363
Federal National Mortgage Assoc., Series 05-83, Class LA
5.50%	10/25/35	13,024	12,925,184
Federal National Mortgage Assoc., Series 378, Class 4 (IO)
5.00%(i)	11/01/35	10,201	2,476,282
First Union National Bank Commercial Mortgage Trust, Series 01-C3, Class A3
6.42%	06/15/11	6,934	7,105,223
GSAA Home Equity Trust, Series 04-8, Class A3A
5.69%(b)	09/25/34	432	432,638
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3
3.76%(b)	11/25/33	7,413	7,369,399
Mortgage IT Trust, Series 04-1, Class A1
5.71%(b)	11/25/34	5,042	5,054,887
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A
5.38%(b)	07/25/36	4,595	4,592,455
Structured Mortgage Loan Trust, Series 04-13, Class A2
5.62%(b)	09/25/34	1,126	1,128,092
Structured Mortgage Loan Trust, Series 04-6, Class 4A1
4.85%(b)	06/25/34	7,862	7,701,507
Wells Fargo Mortgage Backed Securities Trust, Series 04-5, Class A1
4.42%(b)	06/25/34	8,865	8,586,318

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $143,155,229)			142,307,176

COMMERCIAL MORTGAGE BACKED SECURITIES — 9.6%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2
6.50%	04/15/36	4,639	4,757,184
Chase Commercial Mortgage Securities Corp., Series 00-3, Class A2
7.32%	10/15/32	2,005	2,091,869
Commercial Mortgage Acceptance Corp., Series 98-C2, Class A2
6.03%	03/15/08	2,078	2,079,333
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2
5.18%	08/15/12	5,900	5,770,824
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2
4.94%	12/15/35	6,185	5,970,091
Deutsche Alt-A Securities, Inc., Series 06-AR3, Class A3
5.41%(b)	08/25/36	7,341	7,336,755
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 99-CG2, Class A1B
7.30%	06/10/09	5,724	5,881,973
Federal Home Loan Mortgage Corp., Series 2643, Class LC
4.50%	07/15/18	3,630	3,394,275
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1
3.31%	02/25/32	1,286	1,175,814
First Union National Bank Commercial Mortgage Trust, Series 99-C4, Class C
7.79%(e)	12/15/31	5,690	5,966,389
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2
7.20%(b)	10/15/32	4,430	4,624,491
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3
6.27%	12/10/35	4,850	4,969,685
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 97
7.43%(j)	02/21/21	48	47,833

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO II (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 97-C1, Class X (IO)
1.42%(i)	07/15/27	$6,745	$217,198
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2
7.18%	08/15/36	3,585	3,679,813
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2
7.46%	08/16/33	4,345	4,533,544
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2
6.96%	11/15/10	6,040	6,280,468
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2
5.28%(b)	05/10/40	5,830	5,769,625
JPMorgan Commercial Mortgage Finance Corp., Series 97-C5, Class E
7.61%	09/15/29	4,896	5,202,894
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C5, Class A1
6.41%	12/15/19	1,689	1,693,748
The Money Store Small Business Administration Loan Trust, Series 99-1, Class A
6.05%(b)	07/15/25	1,188	1,179,910
Nationslink Funding Corp., Series 99-SL, Class A6
6.61%	11/10/30	10	9,542
Structured Asset Receivables Trust, Series 03-2
5.72%(b)(e)(j)	01/21/09	3,375	3,372,822
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1
4.24%(e)	05/25/36	2,379	2,352,589
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO)
2.12%(e)(i)	05/25/36	52,167	2,414,649

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $93,100,976)			90,773,318

PROJECT LOAN — 0.0%
Federal Housing Authority, USGI Project, Series 56
7.46%
(Cost $503,884)	01/01/23	508	505,962

CERTIFICATES OF DEPOSIT — 1.4%
Barclays Bank Plc (United Kingdom)
5.37%(b)	03/13/09	11,655	11,665,396
SunTrust Bank, Inc.
4.42%	06/15/09	1,375	1,346,556

TOTAL CERTIFICATES OF DEPOSIT (Cost $13,030,000)			13,011,952

ASSET BACKED SECURITIES — 15.0%
American Express Credit Account Master Trust, Series 06-01, Class A
5.35%(b)	12/15/13	6,850	6,852,358
Amresco Independence Funding, Inc., Series 00-1, Class A
6.40%(b)(e)	01/15/27	1,019	1,014,005
Bank One Issuance Trust, Series 02-A5, Class A5
5.44%(b)	06/15/10	8,375	8,378,455
Bear Stearns Securities, Inc., Series 06-3, Class A1
5.47%(b)	08/25/36	5,888	5,887,934
Boston Edison Co., Series 99-1, Class A4
6.91%	09/15/09	1,090	1,093,708
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A
5.40%(e)	01/20/09	9,952	9,952,568
Carrington Mortgage Loan Trust, Series 06-NC3, Class A1
5.37%(b)	01/25/31	4,347	4,347,691
Chase Issuance Trust, Series 04-A9, Class A9
3.22%	06/15/10	6,100	6,064,104
Chase Issuance Trust, Series 05, Class A5
5.34%(b)	02/15/12	8,600	8,603,187
Chase Issuance Trust, Series 06, Class A3
5.31%(b)	07/15/11	5,825	5,826,017
Citibank Credit Card Issuance Trust, Series 04, Class A4
3.20%	08/24/09	8,375	8,351,867
Citigroup Mortgage Loan Trust, Inc., Series 06-HE2, Class A2A
5.37%(b)	08/25/36	5,346	5,346,681
Countrywide Certificates, Series 05-IM3, Class A1
5.44%(b)	04/25/28	1,001	1,000,774
Countrywide Certificates, Series 06-IM1, Class A1
5.41%(b)	09/25/28	668	667,796
DaimlerChrysler Auto Trust, Series 04-5, Class A3
3.18%	09/08/08	17	16,555
Discover Card Master Trust I, Series 05-1, Class A
5.33%(b)	09/16/10	5,650	5,630,496
First Franklin Mortgage Loan Certificates, Series 06-FF10, Class A2
5.37%(b)	07/25/36	2,912	2,912,172
Fremont Home Loan Trust, Series 06-2, Class 2A1
5.38%(b)	02/25/36	2,473	2,472,335
Green Tree Financial Corp., Series 96-7, Class A6
7.65%	10/15/27	829	851,290
IFC Small Business Administration Loan-Backed Certificates, Series 97-1, Class A
6.25%(b)(e)	01/15/24	415	411,849
MBNA Credit Card Master Notes Trust, Series 98-E, Class A
5.50%(b)	09/15/10	6,525	6,533,329
MBNA Credit Card Master Notes Trust, Series 05-A3, Class A3
4.10%	05/15/10	5,200	5,030,025

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO II (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
MBNA Credit Card Master Notes Trust, Series 06, Class A1
4.90%	07/15/11	$6,575	$6,536,953
MBNA Credit Card Master Notes Trust, Series 06-A4, Class A4
5.31%(b)	09/15/11	8,825	8,826,475
The Money Store Small Business Administration Loan Trust, Series 97-2, Class A
6.05%(b)	02/15/29	876	877,429
Novastar Home Equity Loan, Series 06-2, Class A2A
5.37%(b)	06/25/36	2,000	1,999,525
PMC Capital LP, Series 98-1, Class A
7.25%(b)(e)	04/01/21	1,379	1,376,078
Popular Mortgage Pass-Through Trust, Series 06-D, Class A1
5.38%(b)	11/25/36	4,634	4,633,466
Residential Asset Mortgage Products, Inc., Series 05-NC1, Class AI1
5.41%(b)	09/25/27	531	530,944
Residential Asset Mortgage Products, Inc., Series 05-RZ4, Class A1
5.44%(b)	11/25/35	2,795	2,794,954
Residential Asset Securities Corp., Series 06-EMX6, Class A1
5.38%(b)	10/25/30	5,251	5,251,648
Structured Asset Securities Corp., Series 03-AL1, Class A
3.36%(e)	04/25/31	2,075	1,836,996
Student Loan Marketing Assoc. Student Loan Trust, Series 05-5, Class A1
5.36%(b)	01/25/18	2,197	2,197,444
Student Loan Marketing Assoc. Student Loan Trust, Series 05-8, Class A4
4.25%	01/25/28	7,375	7,264,545
SWB Loan-Backed Certificates, Series 99-1, Class A
7.38%(e)	05/15/25	1,061	1,068,605

TOTAL ASSET BACKED SECURITIES (Cost $142,766,444)			142,440,258

CORPORATE BONDS — 28.8%
Aerospace — 0.2%
Raytheon Co., Senior Notes
6.75%	08/15/07	1,752	1,754,276

Banks — 4.9%
Bank of America Corp., Subordinated Bank Notes
6.10%	06/15/17	2,300	2,326,066
Bank of America Corp., Subordinated Notes
7.80%	02/15/10	1,115	1,178,561
Bank of America Corp., Unsecured Notes
5.37%(b)	03/24/09	6,775	6,775,881
Bank of New York Co., Inc., Senior Subordinated Notes
3.80%	02/01/08	1,400	1,387,401
BankBoston N.A., Subordinated Bank Notes
6.38%	04/15/08	2,575	2,591,740
BankBoston N.A., Subordinated Notes
7.00%	09/15/07	450	451,022
Citigroup, Inc., Subordinated Notes
6.38%	11/15/08	1,710	1,732,420
Citigroup, Inc., Unsecured Notes
4.12%	02/22/10	6,585	6,387,957
4.62%	08/03/10	860	841,818
JPMorgan Chase & Co., Senior Notes
2.62%	06/30/08	60	58,374
JPMorgan Chase & Co., Senior Unsecured Notes
3.70%	01/15/08	2,325	2,305,621
JPMorgan Chase & Co., Subordinated Notes
6.25%	02/15/11	1,500	1,532,057
6.00%(k)	07/05/17	3,575	3,575,107
SunTrust Bank, Inc., Senior Unsecured Notes
3.62%	10/15/07	1,485	1,477,343
4.00%	10/15/08	1,100	1,080,269
U.S. Bank N.A., Senior Bank Notes
3.75%	02/06/09	850	830,207
U.S. Bank N.A., Subordinated Notes
6.30%	07/15/08	1,360	1,369,845
U.S. Central Credit Union, Unsecured Notes
2.75%	05/30/08	1,915	1,867,698
Wachovia Corp., Subordinated Notes
5.62%	12/15/08	2,150	2,159,933
Wells Fargo & Co., Senior Unsecured Notes
5.25%	12/01/07	1,700	1,698,327
4.20%	01/15/10	675	657,906
Wells Fargo & Co., Unsecured Notes
4.62%	08/09/10	3,150	3,080,284
4.88%	01/12/11	830	814,653

			46,180,490

Broadcasting — 0.3%
Cox Communications, Inc., Senior Unsecured Notes
7.75%	11/01/10	295	313,727
7.12%	10/01/12	900	950,827
News America Holdings, Inc., Secured Notes
8.50%	02/23/25	650	763,386
News America Holdings, Inc., Senior Debentures
9.50%	07/15/24	550	678,736

			2,706,676

Computer Software & Services — 0.4%
Oracle Corp., Unsecured Notes
5.00%	01/15/11	3,650	3,597,418

Energy & Utilities — 1.3%
American Electric Power Co., Senior Notes
4.71%(b)	08/16/07	1,205	1,203,749
Dominion Resources, Inc., Senior Unsecured Notes
5.12%	12/15/09	455	451,745

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO II (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
DTE Energy Co., Senior Unsecured Notes
5.63%	08/16/07	$1,475	$1,474,996
NiSource Finance Corp., Secured Notes
7.88%	11/15/10	2,400	2,557,363
NiSource Finance Corp., Unsecured Notes
5.93%(b)	11/23/09	2,450	2,453,812
PECO Energy Co., First Refunding Mortgages
5.95%	11/01/11	1,900	1,926,494
Virginia Electric & Power Co., Unsecured Notes
5.73%	11/25/08	2,514	2,518,470

			12,586,629

Entertainment & Leisure — 1.3%
Comcast Cable Communications Corp., Senior Unsecured Notes
5.45%	11/15/10	4,000	3,979,132
Comcast Cable Holdings LLC, Senior Debentures
7.88%	08/01/13	735	805,392
8.75%	08/01/15	965	1,115,926
Comcast Corp., Unsecured Notes
5.90%	03/15/16	1,250	1,227,829
Time Warner Cable, Inc., Unsecured Notes
5.85%(e)	05/01/17	4,050	3,939,224
Time Warner, Inc., Senior Unsecured Notes
6.75%	04/15/11	1,110	1,147,844
Turner Broadcasting Corp., Senior Notes
8.38%	07/01/13	300	335,163

			12,550,510

Finance — 8.8%
Aetna, Inc., Senior Unsecured Notes
6.00%	06/15/16	4,170	4,179,120
Associates Corp. N.A., Senior Notes
6.25%	11/01/08	2,000	2,021,902
BAE Systems Holdings, Inc., Unsecured Notes
5.20%(e)	08/15/15	680	649,619
The Bear Stearns Cos., Inc., Unsecured Notes
3.25%	03/25/09	3,500	3,375,582
5.50%	08/15/11	1,725	1,708,335
Berkshire Hathaway Finance Corp., Senior Unsecured Notes
3.40%	07/02/07	2,400	2,400,000
4.12%	01/15/10	1,025	996,540
Federated Retail Holdings, Inc., Senior Unsecured Notes
5.90%	12/01/16	695	677,367
General Electric Capital Corp., Senior Unsecured Notes
5.00%	12/10-04/12	8,730	8,608,201
5.88%	02/15/12	690	698,078
General Electric Capital Corp., Unsecured Notes
3.45%	07/16/07	785	784,571
3.50%(l)	08/15/07	3,820	3,812,329
4.88%	10/21/10	4,120	4,055,950
5.00%	11/15/11	8,255	8,089,644
The Goldman Sachs Group, Inc., Senior Unsecured Notes
5.25%	10/15/13	7,945	7,702,153
Lehman Brothers Holdings, Inc., Senior Unsecured Notes
5.75%	04/11-07/11	4,500	4,506,582
Lehman Brothers Holdings, Inc., Unsecured Notes
5.50%(b)	05/25/10	4,950	4,945,629
Morgan Stanley, Senior Notes
5.60%(b)(f)	01/09/12	13,745	13,719,874
5.55%	04/27/17	505	484,504
Morgan Stanley, Senior Unsecured Notes
6.75%	04/15/11	350	362,889
Morgan Stanley, Unsecured Notes
5.05%	01/21/11	4,855	4,754,628
Principal Life Global Funding, Inc., Unsecured Notes
3.62%(e)	04/30/08	1,085	1,065,210
Prudential Funding LLC, Senior Unsecured Notes
6.60%(e)	05/15/08	810	816,896
Student Loan Marketing Corp., Senior Unsecured Notes
4.54%	01/31/14	3,750	3,051,863

			83,467,466

Insurance — 1.1%
ASIF Global Financing, Unsecured Notes
3.90%(e)	10/22/08	320	314,002
Metropolitan Life Global Funding, Inc., Unsecured Notes
2.60%(e)	06/19/08	1,540	1,498,428
New York Life Global Funding, Unsecured Notes
3.88%(e)	01/15/09	2,945	2,881,241
Prudential Financial, Inc., Senior Unsecured Notes
3.75%(f)	05/01/08	1,375	1,356,099
5.80%	06/15/12	2,175	2,190,916
TIAA Global Markets, Senior Unsecured Notes
3.88%(e)	01/22/08	520	515,110
WellPoint, Inc., Unsecured Notes
5.00%	01/15/11	1,925	1,882,215

			10,638,011

Medical & Medical Services — 0.3%
UnitedHealth Group, Inc., Unsecured Notes
5.25%	03/15/11	2,600	2,572,612

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO II (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Medical & Medical Services (Continued)
WellPoint, Inc., Unsecured Notes
3.50%	09/01/07	$630	$627,960

			3,200,572

Motor Vehicles — 0.5%
DaimlerChrysler N.A. Holding Corp., Senior Unsecured Notes
5.75%	09/08/11	2,125	2,127,922
DaimlerChrysler N.A. Holding Corp., Unsecured Notes
4.88%	06/15/10	2,000	1,961,892
6.50%	11/15/13	475	490,577

			4,580,391

Oil & Gas — 1.6%
Anadarko Petroleum Corp., Senior Unsecured Notes
3.25%	05/01/08	1,600	1,569,030
5.95%	09/15/16	4,000	3,905,692
ConocoPhillips, Senior Unsecured Notes
8.75%	05/25/10	2,400	2,612,750
Halliburton Co., Senior Unsecured Notes
5.50%	10/15/10	1,850	1,848,206
Ocean Energy, Inc., Senior Unsecured Notes
4.38%	10/01/07	1,660	1,655,149
Oneok, Inc., Senior Unsecured Notes
5.51%	02/16/08	2,410	2,409,945
Texas Eastern Transmission LP, Senior Unsecured Notes
5.25%	07/15/07	1,590	1,589,725

			15,590,497

Pharmaceuticals — 0.3%
Abbott Laboratories, Unsecured Notes
5.60%	05/15/11	1,880	1,887,605
Schering-Plough Corp., Senior Notes
5.30%(b)	12/01/13	795	797,927

			2,685,532

Real Estate — 0.5%
Archstone-Smith Trust Corp., Senior Unsecured Notes (REIT)
5.00%	08/15/07	850	849,705
AvalonBay Communities, Inc., Senior Unsecured Notes (REIT)
5.00%	08/01/07	1,380	1,379,576
The Rouse Co., Unsecured Notes (REIT)
3.62%	03/15/09	600	575,070
5.38%	11/26/13	1,405	1,311,110

			4,115,461

Retail Merchandising — 0.4%
Federated Department Stores, Inc., Senior Unsecured Notes
6.62%	09/01/08	820	825,380
May Department Stores Co., Unsecured Notes
3.95%	07/15/07	2,710	2,708,591

			3,533,971

Telecommunications — 1.0%
AT&T Broadband Corp., Unsecured Notes
8.38%	03/15/13	1,235	1,378,643
Lenfest Communications, Inc., Senior Notes
7.62%	02/15/08	1,815	1,835,963
SBC Communications, Inc., Senior Unsecured Notes
5.88%	02/01/12	130	131,105
Sprint Capital Corp., Senior Unsecured Notes
7.62%	01/30/11	1,125	1,183,624
Verizon New Jersey, Inc., Senior Debentures
5.88%	01/17/12	5,015	5,033,631

			9,562,966

Transportation — 0.5%
Union Pacific Corp., Unsecured Notes
7.25%	11/01/08	1,750	1,786,809
United Technologies Corp., Unsecured Notes
5.43%(b)	06/01/09	2,825	2,826,458

			4,613,267

Yankee — 5.4%
Banks — 1.5%
DEPFA ACS Bank (Ireland), Senior Secured Bonds
4.88%(d)(e)	10/28/15	2,800	2,688,050
HBOS Treasury Services Plc (United Kingdom), Unsecured Notes
3.75%(d)(e)	09/30/08	1,360	1,332,286
KFW Bankengruppe (Germany), Senior Unsecured Notes
3.25%(d)	09/21/07	3,400	3,384,629
Swedish Export Credit Corp. (Sweden), Unsecured Notes
3.50%(d)	01/15/08	6,625	6,568,277

			13,973,242

Energy & Utilities — 1.0%
Canadian Natural Resources (Canada), Unsecured Notes
5.70%(d)	05/15/17	1,125	1,088,287
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.45%(b)(d)	04/09/09	4,635	4,636,247
Scottish Power Plc (United Kingdom), Unsecured Notes
4.91%(d)	03/15/10	2,300	2,266,654
SP PowerAssets Ltd. (Singapore), Unsecured Notes
3.80%(d)(e)	10/22/08	1,325	1,296,922

			9,288,110

Entertainment & Leisure — 0.3%
Rogers Cable, Inc. (Canada), Senior Secured Notes
6.25%(d)	06/15/13	2,575	2,599,640

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO II (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)		VALUE
CORPORATE BONDS (Continued)
Yankee (Continued)
Finance — 0.8%
EnCana Holdings Finance Corp. (Canada), Senior Unsecured Notes
5.80%(d)	05/01/14	$980		$975,280
MassMutual Global Funding II (Cayman Islands), Senior Secured Notes
2.55%(d)(e)	07/15/08	2,535		2,446,326
National Westminster Bank (United Kingdom), Subordinated Notes
7.75%(b)(c)(d)		1,550		1,558,139
Nationwide Building Society (United Kingdom), Unsecured Notes
4.25%(d)(e)	02/01/10	350		339,432
Xstrata Finance Ltd. (Canada), Unsecured Notes
5.80%(d)(e)	11/15/16	2,350		2,282,973

				7,602,150

Government — 0.1%
United Mexican States (Mexico), Senior Unsecured Notes
5.62%(d)	01/15/17	730		714,670

Oil & Gas — 0.0%
EnCana Corp. (Canada), Unsecured Notes
4.60%(d)	08/15/09	175		171,796

Telecommunications — 1.5%
Cable & Wireless Optus Finance Ltd. (Australia), Unsecured Notes
8.00%(d)(e)	06/22/10	1,425		1,509,510
Telecom Italia Capital (Italy), Senior Unsecured Notes
5.25%(d)	11/15/13	1,690		1,610,355
Telecom Italia Capital (Italy), Unsecured Notes
5.25%(d)	10/01/15	600		557,920
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes
6.42%(d)	06/20/16	2,200		2,230,694
Telefonica Europe BV (Netherlands), Senior Unsecured Notes
7.75%(d)	09/15/10	510		540,642
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes
3.95%(d)	01/30/08	2,595		2,571,528
7.75%(d)	02/15/10	1,845		1,937,994
Vodafone Group Plc (United Kingdom), Unsecured Notes
5.45%(b)(d)	12/28/07	3,455		3,456,458
5.00%(d)	09/15/15	110		102,244

				14,517,345

Transportation — 0.2%
Canadian National Railway Co. (Canada), Senior Unsecured Notes
4.25%(d)	08/01/09	2,075		2,027,545

Total Yankee				50,894,498

TOTAL CORPORATE BONDS (Cost $275,292,281)				272,258,631

TAXABLE MUNICIPAL BONDS — 1.1%
New York Sales Tax Asset Receivable Corp. Revenue Bonds, Series 04, Class B
3.83%	10/15/09	1,280		1,241,779
Oregon School Board Taxable Pension Deferred Interest Bonds, Series 03, Class A
3.34%(m)	06/30/07	2,700		2,699,595
Port Authority of New York & New Jersey Revenue Notes, Series 04, Class XX
3.30%	09/15/07	4,200		4,184,712
Wisconsin General Revenue Bonds, Series 03, Class A
4.80%	05/01/13	1,910		1,852,204

TOTAL TAXABLE MUNICIPAL BONDS (Cost $10,085,555)				9,978,290

SHORT TERM INVESTMENT — 6.8%
Federal National Mortgage Assoc., Discount Notes
5.13%(n)
(Cost $64,497,165)	07/23/07	64,700		64,497,165

		NUMBER OF CONTRACTS
CALL SWAPTIONS PURCHASED — 0.3%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		2,860	(o)	807,378
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16		1,260	(o)	531,583
Lehman Brothers, Strike Rate 5.390%, Expires 03/19/12		1,610	(o)	425,201
Lehman Brothers, Strike Rate 6.025%, Expires 06/08/12		1,988	(o)	831,988

TOTAL CALL SWAPTIONS PURCHASED (Cost $3,311,085)				2,596,150

PUT SWAPTIONS PURCHASED — 0.5%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		2,860	(o)	1,605,032
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16		1,260	(o)	941,486
Deutsche Bank, Strike Rate 5.900%, Expires 08/31/07		2,110	(o)	82,501
Lehman Brothers, Strike Rate 5.390%, Expires 03/19/12		1,610	(o)	947,646
Lehman Brothers, Strike Rate 6.025%, Expires 06/08/12		1,988	(o)	756,624

TOTAL PUT SWAPTIONS PURCHASED (Cost $3,506,049)				4,333,289

TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 100.9% (Cost $963,483,617(a))				954,419,561

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO II (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)		VALUE
MORTGAGE PASS-THROUGH TBA SALE COMMITMENT — (2.2)%
Federal National Mortgage Assoc. 30 Year 5.00%
(Proceeds $20,318,078)	07/01/37	$(21,700)		$(20,330,188)

		NUMBER OF CONTRACTS
CALL SWAPTIONS WRITTEN — (0.1)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(1,220	)(o)	(71,449)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(2,220	)(o)	(490,620)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(1,250	)(o)	(340,750)
Lehman Brothers, Strike Rate 5.115%, Expires 03/19/08		(1,610	)(o)	(80,178)

TOTAL CALL SWAPTIONS WRITTEN (Premiums received $2,347,698)				(982,997)

PUT SWAPTIONS WRITTEN — (0.3)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(1,220	)(o)	(581,452)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(2,220	)(o)	(988,788)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(1,250	)(o)	(486,825)
Lehman Brothers, Strike Rate 5.115%, Expires 03/19/08		(1,610	)(o)	(772,478)

TOTAL PUT SWAPTIONS WRITTEN (Premiums received $2,347,698)				(2,829,543)

TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 98.3%				930,276,833

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%				15,691,367

NET ASSETS — 100.0%				$945,968,200

(a)	Cost for federal income tax purposes is $963,566,404. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$2,710,571
Gross unrealized depreciation	(11,857,414)

$(9,146,843)

(b)	Variable rate security. Rate shown is the rate as of June 30, 2007.
(c)	The security is a perpetual bond and has no stated maturity date.
(d)	U.S. dollar denominated security issued by foreign domiciled entity.
(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 5.8% of its net assets, with a current market value of $54,942,764, in securities restricted as to resale.

(f)	Security, or a portion thereof, with a market value of $3,290,706, has been pledged as collateral for swap and swaption contracts.
(g)	Security, or a portion thereof, subject to financing transactions.
(h)	Interest rate of underlying collateral.
(i)	The rate shown is the effective yield as of June 30, 2007.
(j)	Security is illiquid. As of June 30, 2007, the Portfolio held 0.4% of its net assets, with a current market value of $3,420,655 in these securities.
(k)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. As of June 30, 2007, this security had a total market value of $3,575,107 which represents 0.4% of net assets.

(l)

Security, or a portion thereof, pledged as collateral with a value of $2,993,976 on 180 short U.S. Treasury Note futures contracts, 1,716 long U.S. Treasury Note futures contracts and 275 short U.S. Treasury Bond futures contracts expiring September 2007 and 672 long Euro-dollar futures contracts expiring June 2008. The value of such contracts on June 30, 2007 was $401,421,073, with an unrealized loss of $2,497,619 (including commissions of $6,920).

(m)	The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
(n)	The rate shown is the effective yield at the time of purchase.
(o)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
TRUST PREFERRED STOCKS — 2.6%
Banks — 0.4%
Bank of America Corp. Capital Trust XI, Capital Securities
6.62%	05/23/36	$45	$45,885
Mellon Captial IV, Capital Securities
6.24%(b)(c)		775	781,991
SunTrust Capital VIII, Trust Preferred Securities
6.10%(b)	12/15/36	425	389,196
UBS Preferred Funding Trust, Inc., Capital Securities
8.62%(b)(c)		40	43,443
USB Capital IX, Unsecured Notes
6.19%(b)(c)		600	604,430

			1,864,945

Finance — 0.7%
Goldman Sachs Capital Trust II, Unsecured Notes
5.79%(b)(c)		1,165	1,136,976
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities
5.86%(b)(c)		1,340	1,312,607
ZFS Finance (USA) Trust V, Capital Securities
6.50%(b)(d)	05/09/37	750	725,359

			3,174,942

Insurance — 1.1%
CHUBB Corp., Capital Securities
6.38%(b)	03/29/67	925	904,557
Lincoln National Corp., Capital Securities
7.00%(b)	05/17/66	530	543,822
6.05%(b)	04/20/67	575	549,001
MetLife, Inc., Junior Subordinated Debentures
6.40%	12/15/66	910	842,980
Progressive Corp., Junior Subordinated Notes
6.70%(b)	06/15/37	885	879,574
Reinsurance Group of America, Inc., Junior Subordinated Debentures
6.75%(b)	12/15/65	500	487,301
Travelers Cos., Inc., Debentures
6.25%(b)	03/15/37	1,495	1,436,619

			5,643,854

Yankee — 0.4%
Finance — 0.4%
Credit Suisse (Guernsey), Unsecured Notes
5.86%(b)(c)(e)		2,030	1,955,828

TOTAL TRUST PREFERRED STOCKS (Cost $12,979,306)			12,639,569

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.4%
Federal National Mortgage Assoc., Unsecured Notes
4.00%(f)	01/26/09	3,445	3,381,498
Resolution Funding Corp., Strip Bonds
6.29%(g)	07/15/18	100	55,624
6.30%(g)	10/15/18	100	54,804
Small Business Administration Participation Certificates, Series 02-P10B, Class 1
5.20%	08/10/12	297	294,944
Small Business Administration Participation Certificates, Series 04-P10A, Class 1
4.50%	02/01/14	1,124	1,072,900
U.S. Treasury Strip
4.77%(f)(g)	11/15/27	6,285	2,191,423

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $7,358,120)			7,051,193

MORTGAGE PASS-THROUGHS — 55.9%
Federal Home Loan Mortgage Corp. ARM
5.68%(b)	01/01/37	2,538	2,537,731
5.98%(b)	01/01/37	3,199	3,215,108
Federal Home Loan Mortgage Corp. Gold
4.00%	05/10-05/19	603	586,544
6.00%	05/13-08/17	431	433,925
5.50%	08/17-06/37	19,260	18,582,648
4.50%	05/18-08/20	5,273	5,024,247
5.00%	12/18-05/36	3,895	3,767,722
6.50%	04/31-12/34	884	898,585
Federal Home Loan Mortgage Corp. Gold 15 Year TBA
5.00%	07/01/22	2,000	1,932,500
Federal Home Loan Mortgage Corp. Gold 30 Year TBA
6.00%	07/01/37	7,900	7,825,937
Federal National Mortgage Assoc.
6.28%	08/01/11	1,800	1,859,008
5.50%	07/14-06/36	27,350	26,628,905
6.50%	03/16-09/36	9,129	9,220,602
5.00%	09/17-07/36	38,865	36,783,428
4.00%	05/19-05/20	2,696	2,501,721
4.50%	03/20-07/21	2,788	2,647,188
6.00%	01/21-03/36	6,882	6,860,622
7.00%	03/31-09/36	333	343,652
Federal National Mortgage Assoc. 15 Year TBA
4.50%	07/01/22	7,500	7,115,625
5.00%	07/15/22	19,000	18,358,750
Federal National Mortgage Assoc. 30 Year TBA
4.50%	07/01/37	4,300	3,908,967
5.00%	07/01/37	26,000	24,358,750
5.50%	07/01/37	40,500	39,057,187
6.00%	07/01/37	41,000	40,551,542
6.50%	07/01/37	2,000	2,018,750
Federal National Mortgage Assoc. ARM
4.57%(b)	01/01/35	2,024	2,011,041

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MORTGAGE PASS-THROUGHS (Continued)
Government National Mortgage Assoc. I
6.00%	11/28-06/32	$771	$769,767
6.50%	04/15/31	146	149,124
7.00%	06/31-09/31	180	187,871
5.50%	11/33-02/35	787	765,147
Government National Mortgage Assoc. II ARM
3.75%(b)	05/20/34	1,688	1,682,394

TOTAL MORTGAGE PASS-THROUGHS (Cost $274,679,315)			272,584,988

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.4%
Bank of America Alternative Loan Trust, Series 04-7, Class 4A1
5.00%	08/25/19	1,094	1,051,368
Countrywide Alternative Loan Trust, Series 04-18CB, Class 2A5
5.77%(b)	09/25/34	1,284	1,290,952
Countrywide Home Loans, Series 04-29, Class 1A1
5.59%(b)	02/25/35	289	288,969
Federal Home Loan Mortgage Corp., Series 04-2877, Class PA
5.50%	07/15/33	2,160	2,147,997
Federal Home Loan Mortgage Corp., Series 232 (IO)
5.00%(h)	08/01/35	1,143	296,071
Federal Home Loan Mortgage Corp., Series 2825, Class VP
5.50%	06/15/15	1,501	1,496,098
Federal Home Loan Mortgage Corp., Series 2922, Class GA
5.50%	05/15/34	2,335	2,320,072
Federal Home Loan Mortgage Corp., Series 2927, Class BA
5.50%	10/15/33	1,845	1,834,565
Federal Home Loan Mortgage Corp., Series 3242, Class QA
5.50%	03/15/30	2,981	2,974,077
Federal National Mortgage Assoc., Series 99-7, Class AB
6.00%	03/25/29	681	674,113
Federal National Mortgage Assoc., Series 02-73, Class AN
5.00%	11/25/17	1,800	1,749,224
Federal National Mortgage Assoc., Series 03-35, Class TE
5.00%	05/25/18	1,680	1,632,705
Federal National Mortgage Assoc., Series 04-29, Class HC
7.50%	07/25/30	1,246	1,306,565
Federal National Mortgage Assoc., Series 04-60, Class LB
5.00%	04/25/34	2,240	2,175,169
Federal National Mortgage Assoc., Series 04-99, Class AO
5.50%	01/25/34	1,350	1,336,492
Federal National Mortgage Assoc., Series 05-15, Class PL
5.50%	03/25/35	1,654	1,643,555
Federal National Mortgage Assoc., Series 05-57, Class PA
5.50%	05/25/27	1,362	1,358,331
Federal National Mortgage Assoc., Series 05-70, Class NA
5.50%	08/25/35	1,006	997,836
Federal National Mortgage Assoc., Series 05-80, Class PB
5.50%	04/25/30	2,627	2,619,192
Federal National Mortgage Assoc., Series 06-26, Class QA
5.50%	06/25/26	2,766	2,757,593
Federal National Mortgage Assoc., Series 363, Class 2 (IO)
5.50%(h)	11/01/35	2,775	744,200
Federal National Mortgage Assoc., Series 367, Class 2 (IO)
5.50%(h)	01/25/36	3,143	853,755
Federal National Mortgage Assoc., Series 379, Class 5 (IO)
5.00%(h)	07/01/36	4,542	1,060,007
Harborview Mortgage Loan Trust, Series 05-10, Class 2A1A
5.63%(b)	11/19/35	1,208	1,211,727
IndyMac Index Mortgage Loan Trust, Series 06-AR41, Class A3
5.50%(b)	01/25/37	2,509	2,514,227
JPMorgan Mortgage Trust, Series 06-A2, Class 4A1
3.88%(b)	08/25/34	3,138	3,090,146
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C3, Class A2
7.95%	05/15/25	2,516	2,644,043
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2
7.37%	08/15/26	1,165	1,216,379
Lehman Brothers-UBS Commercial Mortgage Trust, Series 02-C7, Class A2
3.90%	12/15/26	510	506,623
Luminent Mortgage Trust, Series 06-7, Class 1A1
5.50%(b)	05/25/36	3,093	3,091,685
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A
5.38%(b)	07/25/36	1,659	1,658,387

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,799,972)			50,542,123

COMMERCIAL MORTGAGE BACKED SECURITIES — 15.9%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2
6.50%	04/15/36	1,902	1,950,926
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4
5.69%	03/10/17	3,250	3,214,575
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2
7.32%	10/15/32	1,400	1,463,690

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Chase Commercial Mortgage Securities Corp., Series 99-2, Class A2
7.20%	01/15/32	$282	$291,189
Commercial Mortgage Acceptance Corp., Series 98-C2, Class A2
6.03%	03/15/08	855	855,378
Countrywide Alternative Loan Trust, Series 06-0C8, Class 2A1A
5.41%(b)	11/25/36	2,763	2,763,467
Countrywide Alternative Loan Trust, Series 06-OC11, Class 2A1
5.42%(b)	12/29/36	2,743	2,742,243
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C2, Class A2
6.30%	11/11/30	3,547	3,574,668
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CK6, Class A3
6.39%	10/15/11	325	333,202
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2
5.18%	08/15/12	2,415	2,362,125
Credit Suisse First Boston Mortgage Securities Corp., Series 03-C3, Class A5
3.94%	05/15/38	2,320	2,120,790
Credit Suisse Mortgage Capital Certificates, Series 07-C3, Class A4
5.72%(b)(i)	06/15/39	3,200	3,170,224
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B
7.18%	11/10/33	2,051	2,134,130
Federal National Mortgage Assoc., Series 06-M2, Class A2A
5.27%	10/20/32	4,600	4,431,191
First Union National Bank Commercial Mortgage Trust, Series 01-C2, Class A2
6.66%	01/12/43	2,160	2,231,751
General Electric Capital Commercial Mortgage Corp., Series 01-3, Class A2
6.07%	06/10/38	1,670	1,695,861
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3
6.27%	12/10/35	1,730	1,772,692
General Electric Capital Commercial Mortgage Corp., Series 05-C4, Class A4
5.51%(b)	11/10/45	2,900	2,820,661
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C2, Class A2
6.94%	09/15/33	1,361	1,389,342
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2
7.18%	08/15/36	1,201	1,232,524
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2
7.72%	03/15/33	1,458	1,520,526
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2
7.46%	08/16/33	1,288	1,343,630
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2
5.28%(b)	05/10/40	2,465	2,439,472
Goldman Sachs Mortgage Securities Corp. II, Series 99-C1, Class A2
6.11%(b)	11/18/30	1,183	1,187,372
Goldman Sachs Mortgage Securities Corp. II, Series 03-C1, Class X2 (IO)
0.87%(d)(h)	01/10/40	18,394	278,569
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A4
4.96%	08/10/38	1,625	1,593,575
Goldman Sachs Mortgage Securities Corp. II, Series 07-GG10, Class A4
5.99%(b)	08/10/45	3,500	3,493,767
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class A3
4.57%	08/10/42	2,445	2,344,516
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01, Class A3
6.43%	06/15/11	820	842,383
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB3, Class A3
6.46%	11/15/35	2,120	2,182,709
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class A3
6.26%	03/15/33	1,127	1,148,645
Lehman Brothers Commercial Conduit Mortgage Trust, Series 98-C4, Class A1B
6.21%	10/15/35	849	853,709
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C2, Class AJ
5.20%(b)	04/15/30	1,100	1,053,852
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C2, Class A3
5.43%	02/17/40	2,375	2,296,091
Morgan Stanley Capital I, Inc., Series 98-HF2, Class A2
6.48%	11/15/30	256	257,348
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class A2
6.53%	03/15/31	475	479,315
Morgan Stanley Capital I, Inc., Series 06-HE2, Class A2A
5.39%(b)	03/25/36	1,447	1,446,581

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Morgan Stanley Capital I, Inc., Series 06-IQ12, Class A4
5.33%(b)	12/15/43	$1,160	$1,114,430
Prudential Mortgage Capital Funding, LLC, Series 01-C1, Class A2
6.60%	05/10/34	2,190	2,260,242
Salomon Brothers Mortgage Securities VII, Series 99-C1, Class A2
7.08%(b)	01/18/09	1,436	1,457,286
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2
6.59%	12/18/33	1,650	1,692,361
Salomon Brothers Mortgage Securities VII, Series 01-C2, Class A3
6.50%	10/13/11	1,960	2,018,102
Structured Asset Receivables Trust, Series 03-2
5.72%(b)(d)(j)	01/21/09	827	826,801
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO)
2.12%(d)(h)	05/25/36	21,323	986,994

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $79,128,293)			77,668,905

CERTIFICATES OF DEPOSIT — 1.0%
Barclays Bank Plc (United Kingdom)
5.37%(b)	03/13/09	4,665	4,669,161
SunTrust Bank, Inc.
4.42%	06/15/09	430	421,105

TOTAL CERTIFICATES OF DEPOSIT (Cost $5,095,000)			5,090,266

ASSET BACKED SECURITIES — 19.1%
American Express Credit Account Master Trust, Series 05-3, Class A
5.32%(b)	01/18/11	2,675	2,671,843
American Express Credit Account Master Trust, Series 06-01, Class A
5.35%(b)	12/15/13	2,850	2,850,981
Asset Securitization Corp., Series 97-D5, Class A1C
6.75%	02/14/41	613	614,822
Bank One Issuance Trust, Series 02-A5, Class A5
5.44%(b)	06/15/10	3,450	3,451,423
Bank One Issuance Trust, Series 02-A6, Class A
5.51%(b)	06/15/12	3,650	3,666,743
Bank One Issuance Trust, Series 03, Class A3
5.43%(b)	12/15/10	2,375	2,377,427
Bear Stearns Securities, Inc., Series 06-EC1, Class A1
5.40%(b)	08/25/29	314	313,974
Capital Auto Receivables Asset Trust, Series 05-1, Class A4
4.05%	07/15/09	1,725	1,716,974
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A
5.40%(d)	01/20/09	3,972	3,972,484
Carrington Mortgage Loan Trust, Series 06-FRE1, Class A1
5.38%(b)	07/25/36	892	891,922
Carrington Mortgage Loan Trust, Series 06-NC5, Class A1
5.37%(b)	01/25/37	2,833	2,833,217
Chase Credit Card Master Trust, Series 02-7, Class A
5.44%(b)	02/15/10	2,750	2,751,134
Chase Issuance Trust, Series 04-A9, Class A9
3.22%	06/15/10	2,275	2,261,612
Chase Issuance Trust, Series 05, Class A5
5.34%(b)	02/15/12	3,600	3,601,334
Chase Issuance Trust, Series 06, Class A3
5.31%(b)	07/15/11	2,375	2,375,415
Chase Manhattan Auto Owner Trust, Series 05-B, Class A4
4.88%	06/15/12	4,025	3,998,043
Citibank Credit Card Issuance Trust, Series 03, Class A6
2.90%	05/17/10	1,805	1,767,294
Citibank Credit Card Issuance Trust, Series 03-A3, Class A3
3.10%	03/10/10	1,125	1,107,735
Citibank Credit Card Issuance Trust, Series 03-A9, Class A9
5.27%(b)	11/22/10	3,525	3,529,191
Citibank Credit Card Issuance Trust, Series 06-A2, Class A2
4.85%	02/10/11	2,550	2,531,164
Countrywide Alternative Loan Trust, Series 06-OC10, Class 2A1
5.41%(b)	11/25/36	1,899	1,898,290
Countrywide Certificates, Series 04-13, Class AV4
5.61%(b)	06/25/35	273	273,565
Countrywide Certificates, Series 06-25, Class 2A1
5.39%(b)	01/25/37	3,295	3,294,727
Countrywide Certificates, Series 06-8, Class 2A1
5.35%(b)	04/25/28	1,498	1,497,809
Discover Card Master Trust I, Series 05-1, Class A
5.33%(b)	09/16/10	2,350	2,341,888
Long Beach Mortgage Loan Trust, Series 06-11, Class 2A1
5.38%(b)	01/25/37	2,392	2,391,968
Maryland Trust, Series 06-I, Class A
5.55%(d)	12/10/49	2,500	2,371,445
MBNA Credit Card Master Notes Trust, Series 98-E, Class A
5.50%(b)	09/15/10	2,725	2,728,478
MBNA Credit Card Master Notes Trust, Series 03, Class A7
2.65%	11/15/10	3,250	3,169,329
MBNA Credit Card Master Notes Trust, Series 03-A6, Class A6
2.75%	10/15/10	1,500	1,467,200

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
MBNA Credit Card Master Notes Trust, Series 06-A4, Class A4
5.31%(b)	09/15/11	$3,650	$3,650,610
New Century Home Equity Loan Trust, Series 05-3, Class A2B
5.50%(b)	07/25/35	650	649,995
Novastar Home Equity Loan, Series 06-2, Class A2A
5.37%(b)	06/25/36	831	831,344
Residential Asset Mortgage Products, Inc., Series 06-EFC2, Class A1
5.38%(b)	12/25/36	2,230	2,230,124
Residential Asset Mortgage Products, Inc., Series 06-RS4, Class A1
5.40%(b)	07/25/36	1,851	1,851,325
Soundview Home Equity Loan Trust, Series 07-OPT1, Class 2A1
5.40%(b)	06/25/37	3,603	3,602,684
Structured Asset Investment Loan Trust, Series 06-1, Class A1
5.40%(b)	01/25/36	671	671,066
Structured Asset Securities Corp., Series 03-AL2, Class A
3.36%(d)	01/25/31	613	557,933
Structured Asset Securities Corp., Series 06-BC6, Class A2
5.40%(b)	01/25/37	2,715	2,714,740
Structured Asset Securities Corp., Series 07-BC1, Class A2
5.37%(b)	02/25/37	2,797	2,795,019
Student Loan Marketing Assoc. Student Loan Trust, Series 05-6, Class A5B
5.37%(b)	07/27/26	2,800	2,800,507

TOTAL ASSET BACKED SECURITIES (Cost $93,431,648)			93,074,778

CORPORATE BONDS — 17.4%
Banks — 3.5%
Bank of America Corp., Subordinated Bank Notes
6.10%	06/15/17	700	707,933
Bank of America Corp., Subordinated Notes
7.80%	02/15/10	75	79,275
5.30%	03/15/17	900	859,397
Bank of America Corp., Unsecured Notes
5.37%(b)	03/24/09	2,725	2,725,354
Bank of New York Co., Inc., Senior Subordinated Notes
3.80%	02/01/08	400	396,400
Citigroup, Inc., Senior Unsecured Notes
5.88%	05/29/37	1,325	1,263,185
Citigroup, Inc., Unsecured Notes
3.62%(k)	02/09/09	1,010	983,687
4.12%	02/22/10	2,475	2,400,941
HSBC Bank USA, Subordinated Notes
4.62%	04/01/14	415	387,691
JPMorgan Chase & Co., Senior Notes
2.62%	06/30/08	220	214,038
JPMorgan Chase & Co., Subordinated Notes
5.75%	10/15/08	375	376,306
7.12%	06/15/09	100	102,991
6.00%(i)	07/05/17	2,000	2,000,060
SunTrust Bank, Inc., Senior Unsecured Notes
3.62%	10/15/07	665	661,571
4.00%	10/15/08	325	319,170
U.S. Bancorp, Senior Unsecured Notes
3.95%	08/23/07	115	114,774
Wachovia Bank N.A., Senior Bank Notes
4.38%	08/15/08	45	44,366
5.40%(b)	03/23/09	1,575	1,575,345
Wachovia Corp., Subordinated Notes
6.30%	04/15/28	440	442,798
Wells Fargo & Co., Senior Unsecured Notes
4.20%	01/15/10	600	584,806
Wells Fargo & Co., Unsecured Notes
4.62%	08/09/10	255	249,356
4.88%	01/12/11	740	726,317

			17,215,761

Broadcasting — 0.2%
Cablevision Systems Corp., Senior Unsecured Notes
9.82%(b)	04/01/09	605	632,225
Charter Communications Holdings II LLC, Unsecured Notes
10.25%	09/15/10	30	31,350
Echostar DBS Corp., Senior Unsecured Notes
7.00%	10/01/13	30	29,550
7.12%	02/01/16	30	29,325
News America Holdings, Inc., Senior Debentures
7.12%	04/08/28	125	128,870
7.62%	11/30/28	140	151,554

			1,002,874

Chemicals — 0.1%
Lyondell Chemical Co., Senior Unsecured Notes
8.00%	09/15/14	105	107,888
6.88%	05/30/17	355	342,575
Momentive Performance Materials, Inc., Senior Unsecured Notes
10.12%(d)	12/01/14	235	235,587

			686,050

Electronics — 0.0%
L-3 Communications Corp., Senior Subordinated Notes
6.38%	10/15/15	50	47,250

Energy & Utilities — 0.7%
AES Ironwood LLC, Senior Secured Notes
8.86%	11/30/25	90	99,545

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	P AR (000)	VALUE
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
AES Red Oak LLC, Senior Secured Notes
9.20%	11/30/29	$50	$59,000
CenterPoint Energy, Inc., Senior Unsecured Notes
7.25%	09/01/10	480	501,258
Citizens Communications Co., Senior Unsecured Notes
6.25%	01/15/13	235	225,306
CMS Energy Corp., Senior Unsecured Notes
6.55%	07/17/17	730	720,239
Florida Power & Light Co., First Mortgage Bonds
5.62%	04/01/34	150	140,590
MidAmerican Energy Holdings Co. Bonds
5.95%(d)	05/15/37	900	848,214
Midwest Generation LLC, Pass-Through Certificates
8.56%	01/02/16	96	102,362
NRG Energy, Inc., Senior Unsecured Notes
7.38%	02/01/16	90	90,225
Orion Power Holdings, Inc., Senior Unsecured Notes
12.00%	05/01/10	115	129,950
Reliant Energy, Inc., Senior Secured Notes
6.75%	12/15/14	90	91,800
TXU Corp., Senior Unsecured Notes
4.80%	11/15/09	300	291,887

			3,300,376

Entertainment & Leisure — 0.5%
Comcast Cable Holdings LLC, Senior Debentures
7.88%	08/01/13	150	164,366
8.75%	08/01/15	360	416,304
Comcast Corp., Senior Unsecured Bonds
6.50%	11/15/35	125	121,169
Comcast Corp., Senior Unsecured Notes
7.05%	03/15/33	155	159,980
Comcast Corp., Unsecured Notes
5.90%	03/15/16	425	417,462
Harrah’s Operating Co., Inc., Senior Notes
5.75%	10/01/17	170	136,000
Time Warner Cos., Inc., Senior Debentures
8.38%	03/15/23	150	172,190
7.57%	02/01/24	720	769,132
Time Warner, Inc., Senior Unsecured Notes
6.75%	04/15/11	200	206,819

			2,563,422

Finance — 6.4%
Arch Western Finance, Senior Notes
6.75%(b)	07/01/13	795	763,200
Associates Corp. N.A., Senior Notes
6.25%	11/01/08	275	278,012
BAE Systems Holdings, Inc., Unsecured Notes
5.20%(d)	08/15/15	340	324,809
Berkshire Hathaway Finance Corp., Senior Unsecured Notes
3.40%	07/02/07	410	410,000
3.38%	10/15/08	500	487,901
4.12%	01/15/10	105	102,085
Ford Motor Credit Co., Senior Notes
5.80%	01/12/09	545	533,474
General Electric Capital Corp., Senior Unsecured Notes
6.50%	12/10/07	200	200,984
5.00%	12/10-04/12	6,200	6,115,114
5.88%	02/15/12	385	389,507
General Electric Capital Corp., Unsecured Notes
3.45%	07/16/07	240	239,869
5.00%	11/15/11	3,780	3,704,283
The Goldman Sachs Group, Inc., Senior Unsecured Notes
5.25%	10/15/13	3,085	2,990,704
Lehman Brothers Holdings, Inc., Unsecured Notes
5.50%(b)	05/25/10	2,875	2,872,461
Morgan Stanley, Senior Notes
5.60%(b)	01/09/12	7,050	7,037,113
5.55%	04/27/17	200	191,883
Morgan Stanley, Senior Unsecured Notes
6.75%	04/15/11	250	259,206
Morgan Stanley, Unsecured Notes
5.05%	01/21/11	705	690,425
Russian Federation, Unsubordinated Notes
7.50%(b)	03/31/30	1,035	1,139,832
Student Loan Marketing Corp., Senior Unsecured Notes
5.12%	08/27/12	1,450	1,283,539
Student Loan Marketing Corp., Unsecured Notes
5.40%	10/25/11	760	696,088
TDS Investor Corp., Senior Unsecured Notes
9.88%	09/01/14	35	37,275
USAA Capital Corp., Senior Unsecured Notes
4.00%(d)	12/10/07	370	367,585

			31,115,349

Insurance — 0.3%
American General Corp., Senior Unsecured Notes
7.50%	08/11/10	150	158,746
TIAA Global Markets, Senior Unsecured Notes
3.88%(d)	01/22/08	465	460,627
WellPoint, Inc., Unsecured Notes
5.95%	12/15/34	410	379,808

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	P AR (000)	VALUE
CORPORATE BONDS (Continued)
Insurance (Continued)
5.85%	01/15/36	$195	$177,936

			1,177,117

Leasing — 0.0%
United Rentals N.A., Inc., Senior Unsecured Notes
6.50%	02/15/12	40	39,300

Manufacturing — 0.2%
Belvoir Land LLC, Unsecured Notes
5.27%(d)	12/15/47	325	289,032
Briggs & Stratton Corp., Senior Unsecured Notes
8.88%	03/15/11	50	53,194
Georgia-Pacific Corp., Senior Unsecured Notes
7.12%(d)	01/15/17	760	729,600

			1,071,826

Medical & Medical Services — 0.1%
Bio-Rad Laboratories, Inc., Senior Subordinated Notes
7.50%	08/15/13	40	40,300
6.12%	12/15/14	100	94,000
Triad Hospitals, Inc., Senior Subordinated Notes
7.00%	11/15/13	330	346,896

			481,196

Metal & Mining — 0.2%
Freeport-McMoRan Cooper & Gold, Inc., Senior Unsecured Notes
8.38%	04/01/17	650	693,875

Motor Vehicles — 0.0%
DaimlerChrysler N.A. Holding Corp., Unsecured Notes
4.05%	06/04/08	65	64,088

Oil & Gas — 0.5%
Chesapeake Energy Corp., Senior Unsecured Notes
6.38%	06/15/15	55	52,456
6.25%	01/15/18	20	18,675
6.88%	11/15/20	45	43,088
Colorado Interstate Gas Co., Senior Unsecured Notes
6.80%	11/15/15	45	46,279
Consolidated Natural Gas, Inc., Senior Debentures
5.00%	03/01/14	235	223,913
Consolidated Natural Gas, Inc., Senior Unsecured Notes
6.25%	11/01/11	150	153,221
El Paso Natural Gas Co., Debentures
8.62%(k)	01/15/22	130	152,168
El Paso Natural Gas Co., Senior Unsecured Notes
8.38%	06/15/32	5	5,863
Enterprise Products Operating LP, Senior Unsecured Notes
4.00%	10/15/07	225	224,068
4.95%	06/01/10	450	441,889
KCS Energy, Inc., Senior Unsecured Notes
7.12%	04/01/12	35	34,563
Phillips Petroleum Co., Senior Debentures
7.00%	03/30/29	80	86,969
Sabine Pass LNG LP, Notes
7.50%(d)	11/30/16	475	472,625
Targa Resources, Inc., Senior Unsecured Notes
8.50%(d)	11/01/13	10	10,150
Tennessee Gas Pipeline Co., Senior Debentures
7.00%	10/15/28	145	149,324
Transcontinental Gas Pipeline Corp., Senior Notes
8.88%	07/15/12	180	201,600
The Williams Cos., Inc., Senior Unsecured Notes
7.62%	07/15/19	170	179,350

			2,496,201

Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., Senior Debentures
6.88%	08/01/97	75	77,294
Bristol-Myers Squibb Co., Unsecured Notes
5.88%	11/15/36	550	518,851

			596,145

Real Estate — 0.6%
American Real Estate Partners LP, Senior Unsecured Notes
8.12%	06/01/12	75	75,281
7.12%(d)	02/15/13	1,140	1,100,100
AvalonBay Communities, Inc., Senior Unsecured Notes (REIT)
6.62%	09/15/11	180	186,863
Camden Property Trust, Unsecured Notes (REIT)
4.70%	07/15/09	380	374,118
The Rouse Co., Senior Unsecured Notes (REIT)
6.75%(d)	05/01/13	325	324,711
The Rouse Co., Unsecured Notes (REIT)
5.38%	11/26/13	825	769,869

			2,830,942

Semiconductors & Related Devices — 0.1%
Freescale Semiconductor, Inc., Senior Unsecured Notes
9.12%(d)	12/15/14	450	423,000
9.24%(b)(d)	12/15/14	55	53,075

			476,075

Telecommunications — 0.6%
AT&T Broadband Corp., Unsecured Notes
8.38%	03/15/13	670	747,928
Cincinnati Bell, Inc., Senior Unsecured Notes
7.25%	07/15/13	200	205,000
GTE Corp., Debentures
6.94%	04/15/28	75	77,138

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Telecommunications (Continued)
Idearc, Inc., Senior Unsecured Notes
8.00%	11/15/16	$195	$196,950
New Jersey Bell Telephone, Debentures
7.85%	11/15/29	35	38,404
PanAmSat Corp., Senior Unsecured Notes
9.00%	06/15/16	110	115,225
Qwest Corp., Senior Unsecured Notes
7.88%	09/01/11	130	135,525
Qwest Corp., Unsecured Notes
8.61%(b)	06/15/13	135	146,475
Sprint Nextel Corp., Unsecured Notes
6.00%	12/01/16	375	355,746
Verizon Maryland, Inc., Debentures
5.12%	06/15/33	95	76,872
Verizon Virginia, Inc., Debentures
4.62%	03/15/13	60	56,258
Windstream Corp., Senior Unsecured Notes
8.12%	08/01/13	240	250,800
8.62%	08/01/16	585	618,637

			3,020,958

Transportation — 0.3%
Overseas Shipholding Group, Inc., Senior Unsecured Notes
7.50%	02/15/24	115	113,850
United Technologies Corp., Unsecured Notes
5.43%(b)	06/01/09	1,150	1,150,593

			1,264,443

Yankee — 3.0%
Banks — 0.7%
DEPFA ACS Bank (Ireland), Senior Notes
3.62%(e)	10/29/08	850	832,075
HBOS Treasury Services Plc (United Kingdom), Unsecured Notes
3.50%(d)(e)	11/30/07	350	347,712
3.75%(d)(e)	09/30/08	505	494,709
Rabobank Nederland (Netherlands), Senior Notes
5.35%(b)(d)(e)	04/06/09	2,025	2,026,055

			3,700,551

Computer & Office Equipment — 0.0%
Seagate Technology HDD Holdings (Cayman Islands), Senior Unsecured Notes
6.80%(e)	10/01/16	55	52,800

Energy & Utilities — 0.3%
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.45%(b)(e)	04/09/09	1,300	1,300,349

Finance — 0.5%
Eksportfinans ASA (Norway), Unsecured Notes
3.38%(e)	01/15/08	1,555	1,540,252
Nationwide Building Society (United Kingdom), Senior Unsecured Notes
3.50%(d)(e)	07/31/07	850	849,032
Nationwide Building Society (United Kingdom), Unsecured Notes
4.25%(d)(e)	02/01/10	70	67,887

			2,457,171

Government — 0.6%
AID-Israel (Israel), Unsecured Notes
5.50%(e)	09/23-04/24	1,475	1,462,379
Republic of Argentina Bonds
8.28%(e)	12/31/33	125	120,636
Republic of Argentina, Notes
5.48%(b)(e)	08/03/12	1,560	1,138,800
Republic of Venezuela, Unsecured Notes
7.65%(e)	04/21/25	200	183,000

			2,904,815

Metal & Mining — 0.1%
Ispat Inland ULC (Canada), Senior Secured Notes
9.75%(e)	04/01/14	415	459,955

Oil & Gas — 0.0%
Compton Petroleum Finance Corp. (Canada), Senior Notes
7.62%(e)	12/01/13	20	19,750

Paper & Forest Products — 0.1%
Bowater Finance Corp. (Canada), Senior Unsecured Notes
7.95%(e)	11/15/11	75	70,594
Domtar, Inc. (Canada), Senior Unsecured Notes
7.12%(e)	08/15/15	190	184,062

			254,656

Telecommunications — 0.7%
Intelsat Ltd. (Bermuda), Senior Unsecured Notes
9.25%(e)	06/15/16	120	127,500
Rogers Wireless, Inc. (Canada), Senior Secured Notes
7.50%(e)	03/15/15	140	149,969
Telecom Italia Capital (Italy), Senior Unsecured Notes
6.00%(e)	09/30/34	135	121,625
Telecom Italia Capital (Italy), Unsecured Notes
5.25%(e)	10/01/15	275	255,713
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes
7.04%(e)	06/20/36	550	569,567
Telefonica Europe BV (Netherlands), Senior Unsecured Notes
7.75%(e)	09/15/10	160	169,613
Vodafone Group Plc (United Kingdom), Unsecured Notes
5.45%(b)(e)	12/28/07	1,380	1,380,583
5.00%(e)	12/13-09/15	330	312,221

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)		VALUE
CORPORATE BONDS (Continued)
Yankee (Continued)
Telecommunications (Continued)
Wind Acquisition Finance SA (Luxembourg), Senior Unsecured Notes
10.75%(d)(e)	12/01/15	$150		$172,125

				3,258,916

Total Yankee				14,408,963

TOTAL CORPORATE BONDS (Cost $85,525,318)				84,552,211

FOREIGN BONDS — 1.4%
Canada — 0.2%
Province of Manitoba, Senior Unsecured Notes (NZD)
6.38%	09/01/15	635		451,974

Province of Ontario, Unsecured Notes (NZD)
6.25%	06/16/15	720		505,906

				957,880

Finland — 0.2%
Republic of Finland, Senior Unsecured Notes (JPY)
0.30%	10/18/07	138,000		1,118,863
Germany — 0.3%
Kreditanstalt Fur Wiederaufbaure, Unsecured Notes (JPY)
0.46%(b)	08/08/11	162,000		1,315,919
Japan — 0.5%
Nippon Telegraph & Telephone Corp., Unsecured Notes (JPY)
2.50%	07/25/07	116,000		943,129
Pfizer, Inc. Bonds (JPY)
0.80%	03/18/08	183,000		1,484,472

				2,427,601

Mexico — 0.2%
Mexican Bonos (MXP)
8.00%	12/07/23	9,700		922,039

TOTAL FOREIGN BONDS (Cost $ 6,883,678)				6,742,302

TAXABLE MUNICIPAL BONDS — 0.1%
Fort Irwin Land California LLC Revenue Bonds, Series 05
5.40%(d)
(Cost $599,736)	12/15/47	600		540,132

SHORT TERM INVESTMENT — 1.9%
Federal National Mortgage Assoc., Discount Notes
5.13%(g)
(Cost $9,171,158)	07/23/07	9,200		9,171,158

		NUMBER OF CONTRACTS		VALUE
CALL SWAPTIONS PURCHASED — 0.3%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		1,580	(l)	$446,034
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16		500	(l)	210,945
Lehman Brothers, Strike Rate 5.390%, Expires 03/19/12		840	(l)	221,844
Lehman Brothers, Strike Rate 6.025%, Expires 06/08/12		1,112	(l)	465,470

TOTAL CALL SWAPTIONS PURCHASED (Cost $1,695,294)				1,344,293

PUT SWAPTIONS PURCHASED — 0.5%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		1,580	(l)	886,696
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16		500	(l)	373,606
Deutsche Bank, Strike Rate 5.900%, Expires 08/31/07		1,170	(l)	45,747
Lehman Brothers, Strike Rate 5.390%, Expires 03/19/12		840	(l)	494,424
Lehman Brothers, Strike Rate 6.025%, Expires 06/08/12		1,112	(l)	423,306

TOTAL PUT SWAPTIONS PURCHASED (Cost $1,803,402)				2,223,779

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENT — 127.9% (Cost $629,150,240)				623,225,697

		PAR (000)
AFFILIATED INVESTMENT — 0.1%
Asset Backed Securities — 0.1%
Merrill Lynch Mortgage Investors, Inc., Series 05-HE2, Class A2A
5.43%(b)
(Cost $402,969)	09/25/36	$403		403,029

TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 128.0% (Cost $629,553,209(a))				623,628,726

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)		VALUE
MORTGAGE PASS-THROUGH TBA SALE
COMMITMENTS — (6.6)%
Federal Home Loan Mortgage Corp. Gold 15 Year
4.50%	07/01/22	$(2,300)		$(2,182,843)
Federal National Mortgage Assoc. 15 Year
5.00%	07/01/22	(11,000)		(10,628,750)
5.50%	07/01/22	(1,600)		(1,576,000)
Federal National Mortgage Assoc. 30 Year
5.00%	07/01/37	(14,200)		(13,303,625)
5.50%	07/01/37	(3,500)		(3,375,312)
6.50%	07/01/37	(1,000)		(1,009,375)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS (Proceeds $32,013,437)				(32,075,905)

		NUMBER OF CONTRACTS
CALL SWAPTIONS WRITTEN — (0.1)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(500	)(l)	(29,283)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(540	)(l)	(119,340)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(370	)(l)	(100,862)
Lehman Brothers, Strike Rate 5.115%, Expires 03/19/08		(840	)(l)	(41,832)

TOTAL CALL SWAPTIONS WRITTEN (Premiums received $788,495)				(291,317)

PUT SWAPTIONS WRITTEN — (0.2)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(500	)(l)	(238,300)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(540	)(l)	(240,516)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(370	)(l)	(144,100)
Lehman Brothers, Strike Rate 5.115%, Expires 03/19/08		(840	)(l)	(403,032)

TOTAL PUT SWAPTIONS WRITTEN (Premiums received $788,495)				(1,025,948)

TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS AND OUTSTANDING OPTIONS WRITTEN — 121.1%				590,235,556

LIABILITIES IN EXCESS OF OTHER ASSETS — (21.1)% (including $174,392,073 of payable for investments purchased and $70,061,712 of receivable for investments sold)				(102,977,365)

NET ASSETS — 100.0%				$487,258,191

(a)	Cost for federal income tax purposes is $629,601,216. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$2,461,520
Gross unrealized depreciation	(8,434,010)

$(5,972,490)

(b)	Variable rate security. Rate shown is the rate as of June 30, 2007.
(c)	The security is a perpetual bond and has no stated maturity date.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 4.1% of its net assets, with a current market value of $19,856,352, in securities restricted as to resale.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Security, or a portion thereof, with a market value of $269,271, has been pledged as collateral for swap and swaption contracts.
(g)	The rate shown is the effective yield at the time of purchase.
(h)	The rate shown is the effective yield as of June 30, 2007.
(i)

Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of June 30, 2007, these securities had a total market value of $5,170,284 which represents 1.1% of net assets.

(j)	Security is illiquid. As of June 30, 2007, the Portfolio held 0.2% of its net assets, with a current market value of $826,801 in these securities.
(k)

Security, or a portion thereof, pledged as collateral with a value of $1,135,856 on 478 short U.S. Treasury Note futures contracts, 304 long U.S. Treasury Bond futures contracts and 65 long Euro-Bund futures contracts expiring September 2007 and 112 long Euro-dollar futures contracts expiring December 2008. The value of such contracts on June 30, 2007 was $150,693,254, with an unrealized loss of $440,517 (including commissions of $2,187).

(l)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

		NUMBER OF SHARES	VALUE
PREFERRED STOCKS — 0.0%
Telecommunications — 0.0%
Centaur Funding Corp.
9.08%(b)
(Cost $216,893)		205	$230,241

	MATURITY	PAR (000)
TRUST PREFERRED STOCKS — 2.3%
Banks — 0.3%
Mellon Captial IV, Capital Securities
6.24%(c)(d)		$4,825	4,868,521
SunTrust Capital VIII, Trust Preferred Securities
6.10%(e)	12/15/36	2,725	2,495,435
UBS Preferred Funding Trust, Inc., Capital Securities
8.62%(c)(d)		1,390	1,509,661
USB Capital IX, Unsecured Notes
6.19%(c)(d)		80	80,591
Wachovia Capital Trust III, Income Trust Securities
5.80%(c)	03/15/42	145	144,368

			9,098,576

Finance — 0.7%
Goldman Sachs Capital Trust II, Unsecured Notes
5.79%(c)(d)		12,185	11,891,890
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities
5.86%(c)(d)		6,025	5,901,837
NB Capital Trust IV, Capital Securities
8.25%	04/15/27	125	130,038
ZFS Finance (USA) Trust V, Capital Securities
6.50%(b)(c)	05/09/37	4,380	4,236,095

			22,159,860

Insurance — 0.8%
Allstate Corp., Junior Subordinated Debentures
6.12%(c)	05/15/37	2,700	2,601,226
CHUBB Corp., Capital Securities
6.38%(c)	03/29/67	3,275	3,202,619
MetLife, Inc., Junior Subordinated Debentures
6.40%(c)	12/15/66	6,400	5,928,653
Progressive Corp., Junior Subordinated Notes
6.70%	06/15/37	5,440	5,406,647
Travelers Cos., Inc., Debentures
6.25%(c)	03/15/37	7,625	7,327,236

			24,466,381

Yankee — 0.5%
Banks — 0.1%
HBOS Treasury Services Plc (United Kingdom), Subordinated Notes
5.92%(b)(c)(d)(f)		20	18,757
The Royal Bank of Scotland Capital Trust (United Kingdom), Bank Guaranteed Bonds
6.80%(d)(f)		3,000	2,932,500
The Royal Bank of Scotland Capital Trust (United Kingdom), Unsecured Notes
4.71%(c)(d)(f)		45	41,888

			2,993,145

Finance — 0.4%
Credit Suisse (Guernsey), Unsecured Notes
5.86%(c)(d)(f)		15,320	14,760,238

Total Yankee			17,753,383

TOTAL TRUST PREFERRED STOCKS (Cost $75,421,087)			73,478,200

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.3%
Federal Home Loan Mortgage Corp., Unsecured Notes
4.62%	05/28/13	7,375	7,057,691
Federal National Mortgage Assoc., Unsecured Notes
7.25%	01/15/10	17,390	18,226,355
Overseas Private Investment Co.
4.09%	05/29/12	350	333,473
4.30%	05/29/12	979	935,312
4.64%	05/29/12	734	711,168
4.68%	05/29/12	415	385,283
4.87%	05/29/12	3,144	3,073,024
5.40%	05/29/12	3,909	4,037,986
Resolution Funding Corp., Strip Bonds
6.29%(g)	07/15/18	2,850	1,585,273
6.30%(g)	10/15/18	2,850	1,561,923
Small Business Administration Participation Certificates, Series
92-20H, Class 1
7.40%	08/01/12	26	26,016
Small Business Administration Participation Certificates, Series 96-20J, Class 1
7.20%	10/01/16	680	698,723
Small Business Administration Participation Certificates, Series 97-20B, Class 1
7.10%	02/01/17	882	905,064
Small Business Administration Participation Certificates, Series 97-P10C, Class 1
6.85%	08/01/07	174	174,030
Small Business Administration Participation Certificates, Series 97-P10D, Class 1
6.51%	11/10/07	87	86,972
Small Business Investment Cos. Pass-Through, Series 03-10A, Class 1
4.63%	03/10/13	7,411	7,091,684
U.S. Treasury Bonds
6.00%	02/15/26	6,575	7,177,020
4.75%(e)	02/15/37	23,275	21,945,788
U.S. Treasury Inflation Protected Notes
2.50%	07/15/16	75	75,900

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
U.S. Treasury Notes
5.12%	05/15/16	$160	$160,900

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $75,880,758)			76,249,585

MORTGAGE PASS-THROUGHS — 60.3%
Federal Home Loan Mortgage Corp. ARM
4.97%(c)	10/01/35	13,580	13,443,913
6.01%(c)	07/01/36	11,297	11,290,508
5.75%(c)	03/01/37	18,435	18,375,621
Federal Home Loan Mortgage Corp. Gold
4.00%(e)	07/10-05/19	6,305	6,142,431
5.50%	03/11-06/37	106,555	103,068,679
6.00%(h)	10/11-12/32	11,358	11,421,425
6.50%	06/13-10/34	1,472	1,500,483
8.00%	11/15-10/25	15	15,331
5.00%	01/18-06/36	22,240	21,518,152
4.50%	05/18-08/20	46,773	44,565,963
7.00%	03/25-05/31	221	228,818
7.50%	07/26-03/32	173	180,096
Federal Home Loan Mortgage Corp. Gold 15 Year TBA
5.00%	07/01/22	57,000	55,076,250
Federal National Mortgage Assoc.
6.50%	06/08-10/36	75,550	76,314,004
7.00%	11/08-03/37	5,104	5,262,669
5.50%	06/11-02/36	298,997	291,000,974
6.00%	09/11-04/35	36,856	36,770,000
4.00%	06/14-03/20	26,048	24,171,704
4.50%	01/18-08/35	23,906	22,642,063
5.00%	01/18-02/36	196,087	185,086,778
5.91%(c)	05/01/37	9,694	9,644,637
Federal National Mortgage Assoc. 15 Year TBA
4.50%	07/01/22	31,000	29,411,250
5.00%	07/01/22	101,800	98,364,250
6.00%	07/01/22	40,600	40,777,625
Federal National Mortgage Assoc. 30 Year TBA
4.50%	07/01/37	32,800	29,817,234
5.00%	07/01/37	146,000	136,783,750
5.50%	07/01/37	354,600	341,967,375
6.00%	07/01/37	281,100	278,025,328
6.50%	07/01/37	20,100	20,288,438
Federal National Mortgage Assoc. ARM
6.44%(c)	01/01/31	3,383	3,440,203
Government National Mortgage Assoc. I
7.00%	03/13-02/33	2,109	2,192,969
6.00%	11/14-01/37	16,630	16,559,874
9.00%	07/15/18	3	3,686
6.50%	03/24-04/32	911	929,423
7.50%	11/15/29	2	2,461
5.50%	03/32-02/35	7,848	7,631,930
Government National Mortgage Assoc. I 30 Year TBA
6.00%	07/01/37	12,000	11,936,256
Government National Mortgage Assoc. II
6.00%	11/20/33	1,384	1,379,576

TOTAL MORTGAGE PASS-THROUGHS (Cost $1,974,613,864)			1,957,232,127

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.6%
Banc of America Alternative Loan Trust, Series 04-6, Class 4A1
5.00%	07/25/19	7,417	7,269,413
Countrywide Alternative Loan Trust, Series 05-20CB, Class 3A3
5.50%	07/01/35	5,145	5,106,613
Federal Home Loan Mortgage Corp., Series 1361, Class I
6.00%	09/15/07	19	18,490
Federal Home Loan Mortgage Corp., Series 1591, Class PK
6.35%	10/15/23	5,872	5,935,431
Federal Home Loan Mortgage Corp., Series 231 (IO)
5.50%(i)	08/01/35	11,683	3,105,554
Federal Home Loan Mortgage Corp., Series 235 (IO)
5.50%(i)	02/01/36	25,920	7,128,360
Federal Home Loan Mortgage Corp., Series 2529, Class MB
5.00%	11/15/17	8,292	8,047,872
Federal Home Loan Mortgage Corp., Series 2594, Class TV
5.50%	03/15/14	5,824	5,811,676
Federal Home Loan Mortgage Corp., Series 2864, Class NA
5.50%	01/15/31	14,231	14,178,826
Federal Home Loan Mortgage Corp., Series 2922, Class GA
5.50%	05/15/34	20,916	20,780,982
Federal Home Loan Mortgage Corp., Series 2996, Class MK
5.50%	06/15/35	151	150,671
Federal Home Loan Mortgage Corp., Series 3200, Class AD
5.50%	05/15/29	53,624	53,085,226
Federal Home Loan Mortgage Corp., Series 3204, Class C
5.50%	04/15/29	3,412	3,377,852
Federal Home Loan Mortgage Corp., Series 3215, Class EP
5.38%	09/15/11	14,416	14,356,484
Federal National Mortgage Assoc., Series 96-48, Class Z
7.00%	11/25/26	3,096	3,207,686
Federal National Mortgage Assoc., Series 03-16, Class BC
5.00%	03/25/18	4,440	4,252,623
Federal National Mortgage Assoc., Series 04-28, Class PB
6.00%	08/25/28	7,802	7,822,497
Federal National Mortgage Assoc., Series 04-88, Class HA
6.50%	07/25/34	10,466	10,631,063

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Federal National Mortgage Assoc., Series 04-99, Class AO
5.50%	01/25/34	$14,985	$14,830,483
Federal National Mortgage Assoc., Series 05-3, Class AP
5.50%	01/31/35	14,457	14,368,214
Federal National Mortgage Assoc., Series 05-57, Class PA
5.50%	05/25/27	27,820	27,747,360
Federal National Mortgage Assoc., Series 05-70, Class NA
5.50%	08/25/35	1,749	1,734,143
Federal National Mortgage Assoc., Series 378, Class 4 (IO)
5.00%(i)	11/01/35	33,088	8,032,115
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A
5.38%(c)	07/25/36	12,380	12,374,115
Salomon Brothers Mortgage Securities VI, Series 87-1 (IO)
11.00%(i)	02/17/17	151	38,612
Salomon Brothers Mortgage Securities VI, Series 87-1 (PO)
11.50%(j)	02/17/17	157	134,902
Salomon Brothers Mortgage Securities VI, Series 87-2 (IO)
11.00%(i)	03/06/17	100	29,405
Salomon Brothers Mortgage Securities VI, Series 87-2 (PO)
11.50%(j)	03/06/17	100	83,211
Salomon Brothers Mortgage Securities, Series 87-3, Class A (PO)
13.00%(j)	10/23/17	50	46,374
Summit Mortgage Trust, Series 00-1, Class B1
6.60%(b)(c)	12/28/12	41	41,426
Terra LNR Ltd., Series 06-1A, Class A1
5.45%(b)(c)	06/15/17	4,471	4,470,858
Wells Fargo Mortgage Backed Securities, Series 04-K, Class 1A2
4.48%(c)	07/25/34	22,293	21,557,148

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $280,979,947)			279,755,685

COMMERCIAL MORTGAGE BACKED SECURITIES — 15.3%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2
6.50%	04/15/36	12,885	13,214,401
Banc of America Commercial Mortgage, Inc., Series 02-2, Class A3
5.12%	07/11/43	21,920	21,472,190
Banc of America Commercial Mortgage, Inc., Series 05-1, Class A4
4.89%(c)	11/10/42	13,880	13,601,081
Banc of America Commercial Mortgage, Inc., Series 05-4, Class A5A
4.93%	07/10/45	13,781	12,997,443
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6
4.82%	11/11/41	4,495	4,253,386
Chase Commercial Mortgage Securities Corp., Series 97-1, Class X (IO)
1.22%(i)	04/19/15	3,513	134,606
Chase Commercial Mortgage Securities Corp., Series 99-2, Class A2
7.20%	01/15/32	10,009	10,324,430
Chase Commercial Mortgage Securities Corp., Series 00-3, Class A2
7.32%	10/15/32	5,755	6,004,341
Commercial Mortgage Acceptance Corp., Series 98-C2, Class A2
6.03%	03/15/08	5,839	5,841,604
Credit Suisse First Boston Mortgage Securities Corp., Series 97-C1, Class AX (IO)
1.72%(b)(i)	06/20/29	8,685	474,320
Credit Suisse First Boston Mortgage Securities Corp., Series 97-C2, Class AX (IO)
1.02%(i)	01/17/35	8,284	47,664
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 98-CG1, Class B1
6.91%	06/10/31	16,991	17,205,187
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B
7.18%	11/10/33	16,746	17,428,730
Federal National Mortgage Assoc., Series 06-M2, Class A2A
5.27%	10/20/32	30,725	29,597,463
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2
7.20%	10/15/32	10,000	10,439,032
First Union-Lehman Brothers Commercial Mortgage Trust, Series 97-C1, Class D
7.50%	04/18/29	1	591
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class A2
6.56%	11/18/08	7,911	7,941,818
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3
6.27%	12/10/35	14,170	14,519,679
General Electric Capital Commercial Mortgage Corp., Series 02-2A, Class A3
5.35%	08/11/36	16,200	15,982,593
General Electric Capital Commercial Mortgage Corp., Series 07-C1, Class A4
5.54%(c)	12/10/49	20,725	20,183,251

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 97-C1, Class X (IO)
1.42%(i)	07/15/27	$15,021	$483,687
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2
7.18%	08/15/36	8,579	8,805,268
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2
7.72%	03/15/33	15,933	16,618,629
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2
7.46%	08/16/33	10,627	11,087,368
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2
6.96%	11/15/10	18,700	19,444,494
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 01-C1, Class A2
6.46%	04/15/34	16,340	16,773,690
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2
5.28%(c)	05/10/40	18,085	17,897,712
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C3, Class A3
4.65%	04/10/40	1,840	1,787,422
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A2
6.62%	10/18/30	21	21,271
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3
6.14%	10/18/30	4,879	4,894,382
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A6
5.40%	08/10/38	640	626,221
Greenwich Capital Commercial Funding Corp., Series 04-GG1A, Class A4
4.76%	06/10/36	5,255	5,167,975
Homebanc Mortgage Trust, Series 05-4, Class A1
5.59%(c)	10/25/35	10,046	10,053,144
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3
5.86%	10/12/35	14,370	14,475,763
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB3, Class A3
6.46%	11/15/35	16,870	17,369,013
Lehman Brothers Commercial Conduit Mortgage Trust, Series 98-C4, Class X (IO)
0.71%(i)	10/15/35	13,507	154,790
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class A2
7.32%	10/15/32	85	87,102
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C5, Class A1
6.41%	12/15/19	3,477	3,486,655
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C2, Class AJ
5.20%(c)	04/15/30	7,250	6,945,842
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C7, Class A3
5.35%	11/15/38	21,575	20,768,705
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class A2
6.53%	03/15/31	10,179	10,281,308
Morgan Stanley Capital I, Inc., Series 06-HE2, Class A2A
5.39%(c)	03/25/36	10,674	10,672,328
Prudential Mortgage Capital Funding, LLC, Series 01-C1, Class A2
6.60%	05/10/34	16,800	17,338,843
Residential Asset Mortgage Products, Inc., Series 04-RS7, Class AI3
4.45%	07/25/28	101	100,559
Structured Asset Receivables Trust, Series 03-2
5.72%(b)(c)(k)	01/21/09	8,431	8,425,492
Structured Asset Securities Corp., Series 96-CFL, Class X1 (IO)
2.16%(i)	02/25/28	4,885	134,259
Wachovia Bank Commercial Mortgage Trust, Series 03, Class C6
5.12%	08/15/35	18,000	17,449,969
Wachovia Bank Commercial Mortgage Trust, Series 06-C27, Class A3
5.76%	07/15/45	2,145	2,125,878
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class A4
5.31%	11/15/48	23,850	22,840,418
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1
4.24%(b)	05/25/36	7,696	7,609,949

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $507,897,931)			495,591,946

CERTIFICATES OF DEPOSIT — 1.2%
Barclays Bank Plc (United Kingdom)
5.37%(c)	03/13/09	35,505	35,536,670
SunTrust Bank, Inc.
4.42%	06/15/09	3,795	3,716,493

TOTAL CERTIFICATES OF DEPOSIT (Cost $39,300,000)			39,253,163

ASSET BACKED SECURITIES — 13.4%
Ace Securities Corp., Series 06-HE1, Class A2A
5.40%(c)	02/25/36	5,509	5,510,163

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
American Express Credit Account Master Trust, Series 06-01, Class A
5.35%(c)	12/15/13	$21,025	$21,032,237
Bank One Issuance Trust, Series 03, Class A3
5.43%(c)	12/15/10	24,025	24,049,556
Capital Auto Receivables Asset Trust, Series 05-1, Class A4
4.05%	07/15/09	13,151	13,087,875
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A
5.40%(b)(c)	01/20/09	31,564	31,566,299
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A3
5.31%(b)	10/20/09	26,150	26,122,613
Carrington Mortgage Loan Trust, Series 06-FRE1, Class A1
5.38%(c)	07/25/36	5,929	5,928,267
Chase Issuance Trust, Series 04-A9, Class A9
3.22%	06/15/10	18,875	18,763,928
Chase Issuance Trust, Series 05, Class A5
5.34%(c)	02/15/12	5,805	5,807,151
Chase Issuance Trust, Series 06, Class A3
5.31%(c)	07/15/11	19,270	19,273,365
Citibank Credit Card Issuance Trust, Series 03, Class A6
2.90%	05/17/10	17,060	16,703,620
Citibank Credit Card Issuance Trust, Series 04, Class A4
3.20%	08/24/09	23,700	23,634,538
Countrywide Certificates, Series 04-14, Class A4
5.60%(c)	06/25/35	2,539	2,544,142
Countrywide Certificates, Series 06-3, Class 2A1
5.39%(c)	06/25/36	6,818	6,818,423
Countrywide Certificates, Series 06-8, Class 2A1
5.35%(c)	04/25/28	10,926	10,922,126
Countrywide Certificates, Series 06-IM1, Class A1
5.41%(c)	09/25/28	2,142	2,141,834
Discover Card Master Trust I, Series 05-1, Class A
5.33%(c)	09/16/10	17,325	17,265,194
Goldman Sachs Home Equity Trust, Series 06-10, Class AV1
5.40%(c)	06/25/36	9,449	9,449,690
Goldman Sachs Home Equity Trust, Series 06-5, Class 2A1
5.39%(c)	03/25/36	10,969	10,956,684
Goldman Sachs Home Equity Trust, Series 06-9, Class A1
5.37%	06/25/36	272	271,318
Maryland Trust, Series 06-I, Class A
5.55%(b)	12/10/49	18,935	17,961,324
MBNA Credit Card Master Notes Trust, Series 98-E, Class A
5.50%(c)	09/15/10	20,210	20,235,798
MBNA Credit Card Master Notes Trust, Series 03, Class A7
2.65%	11/15/10	20,000	19,503,566
MBNA Credit Card Master Notes Trust, Series 06, Class A1
4.90%	07/15/11	19,900	19,784,847
MBNA Credit Card Master Notes Trust, Series 06-A4, Class A4
5.31%(c)	09/15/11	27,000	27,004,512
Morgan Stanley Capital I, Inc., Series 06-HE5, Class A2A
5.39%(c)	08/25/36	12,795	12,790,823
Novastar Home Equity Loan, Series 06-2, Class A2A
5.37%(c)	06/25/36	6,129	6,127,576
Option One Mortgage Loan Trust, Series 07-5, Class 2A1
5.41%(c)	05/25/37	23,166	23,165,446
Residential Asset Securities Corp., Series 05-KS11, Class AI1
5.40%(c)	09/25/26	2,847	2,846,955
Structured Mortgage Loan Trust, Series 05-19XS, Class 1A1
5.64%(c)	10/25/35	7,268	7,297,298
Student Loan Marketing Assoc. Student Loan Trust, Series 05-5, Class A1
5.36%(c)	01/25/18	6,451	6,452,696

TOTAL ASSET BACKED SECURITIES (Cost $436,994,444)			435,019,864

CORPORATE BONDS — 17.3%
Banks — 4.4%
Bank of America Corp., Senior Unsecured Notes
5.62%	10/14/16	6,275	6,177,217
Bank of America Corp., Subordinated Bank Notes
6.10%	06/15/17	2,875	2,907,582
Bank of America Corp., Subordinated Notes
6.25%	04/01/08	1,385	1,392,465
Bank of America Corp., Unsecured Notes
5.37%(c)	03/24/09	20,875	20,877,714
Bank of New York Co., Inc., Senior Subordinated Notes
3.80%	02/01/08	3,100	3,072,103
Bank One Texas N.A., Subordinated Bank Notes
6.25%	02/15/08	3,225	3,237,645
BankBoston N.A., Subordinated Bank Notes
6.38%	04/15/08	675	679,388
BankBoston N.A., Subordinated Notes
6.38%	03/25/08	1,600	1,609,752
Citigroup Global Markets Holdings, Inc., Senior Unsecured Notes
6.50%	02/15/08	2,880	2,899,066
Citigroup, Inc., Senior Unsecured Notes
3.50%	02/01/08	11,660	11,542,082
6.20%	03/15/09	1,700	1,722,845
5.88%	05/29/37	7,795	7,431,340
Citigroup, Inc., Subordinated Notes
6.38%	11/15/08	1,010	1,023,242

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Banks (Continued)
Citigroup, Inc., Unsecured Notes
3.62%	02/09/09	$1,080	$1,051,864
4.12%	02/22/10	14,910	14,463,848
4.62%	08/03/10	4,505	4,409,755
FleetBoston Financial Corp., Senior Unsecured Notes
4.20%	11/30/07	3,310	3,294,039
JPMorgan Chase & Co., Senior Notes
2.62%	06/30/08	2,836	2,759,144
JPMorgan Chase & Co., Senior Unsecured Notes
4.00%	02/01/08	1,915	1,898,744
3.62%	05/01/08	2,509	2,471,917
JPMorgan Chase & Co., Subordinated Notes
6.00%(l)	07/05/17	11,975	11,975,359
SunTrust Bank, Inc., Senior Unsecured Notes
3.62%	10/15/07	2,855	2,840,280
4.00%	10/15/08	3,000	2,946,189
U.S. Bancorp, Senior Unsecured Notes
3.95%	08/23/07	1,315	1,312,417
Wachovia Bank N.A., Senior Bank Notes
4.38%	08/15/08	3,325	3,278,151
5.40%(c)(e)	03/23/09	11,150	11,152,442
Wells Fargo & Co., Senior Unsecured Notes
4.20%	01/15/10	3,970	3,869,464
Wells Fargo & Co., Unsecured Notes
4.62%	08/09/10	6,825	6,673,949
4.88%	01/12/11	2,680	2,630,444

			141,600,447

Broadcasting — 0.3%
News America Holdings, Inc., Secured Notes
8.50%	02/23/25	1,900	2,231,436
News America Holdings, Inc., Senior Debentures
7.75%	01/24-12/45	1,395	1,530,849
7.12%	04/08/28	1,175	1,211,377
7.62%	11/30/28	2,010	2,175,881
8.45%	08/01/34	840	1,012,911
6.75%	01/09/38	30	31,399
8.25%	10/17/96	45	51,188

			8,245,041

Computer Software & Services — 0.0%
Oracle Corp., Unsecured Notes
5.25%	01/15/16	50	47,942

Energy & Utilities — 0.5%
CenterPoint Energy Resources Corp., Senior Unsecured Notes
6.15%	05/01/16	2,100	2,099,070
CenterPoint Energy Resources Corp., Unsecured Notes
7.88%	04/01/13	205	223,765
Detroit Edison Co., Senior Notes
6.35%	10/15/32	5	5,035
Detroit Edison Co., Senior Secured Notes
6.12%	10/01/10	210	213,743
Dominion Resources, Inc., Senior Unsecured Notes
6.25%	06/30/12	60	62,309
Energy East Corp., Unsecured Notes
6.75%	07/15/36	2,125	2,201,566
FirstEnergy Corp., Senior Unsecured Notes
6.45%	11/15/11	185	189,701
Florida Power & Light Co., First Mortgage Bonds
4.95%	06/01/35	2,225	1,888,295
Florida Power Corp., First Mortgage Bonds
5.90%	03/01/33	550	528,686
MidAmerican Energy Holdings Co. Bonds
5.95%(b)	05/15/37	4,625	4,358,878
Tenaska Alabama II Partners LP, Senior Secured Notes
6.12%(b)	03/30/23	130	128,960
TXU Corp., Senior Unsecured Notes
4.80%	11/15/09	6,000	5,837,730

			17,737,738

Entertainment & Leisure — 0.5%
Comcast Cable Holdings LLC, Senior Debentures
9.80%	02/01/12	260	300,106
7.88%	08/13-02/26	2,855	3,176,498
Comcast Corp., Senior Unsecured Bonds
6.50%	11/15/35	2,905	2,815,959
Comcast Corp., Senior Unsecured Notes
7.05%	03/15/33	1,315	1,357,254
Comcast Corp., Unsecured Notes
6.50%	01/15/17	3,800	3,879,633
Time Warner Cable, Inc., Unsecured Notes
6.55%(b)	05/01/37	4,000	3,866,028
Time Warner Cos., Inc., Senior Debentures
9.12%	01/15/13	605	694,961
8.05%	01/15/16	70	77,474
Time Warner, Inc., Senior Unsecured Notes
6.75%	04/15/11	1,080	1,116,821

			17,284,734

Finance — 5.7%
Berkshire Hathaway Finance Corp., Senior Unsecured Notes
3.40%	07/02/07	8,030	8,030,000
4.12%	01/15/10	975	947,928
4.75%	05/15/12	3,290	3,197,972
General Electric Capital Corp., Senior Unsecured Notes
5.00%(e)	12/10-04/12	47,210	46,535,397

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Finance (Continued)
General Electric Capital Corp., Unsecured Notes
3.45%(h)	07/16/07	$1,830	$1,828,999
4.12%	09/01/09	125	121,974
5.00%(h)	11/15/11	15,945	15,625,606
Golden West Financial Corp., Senior Unsecured Notes
4.12%	08/15/07	160	159,796
The Goldman Sachs Group, Inc., Senior Unsecured Notes
5.25%	10/15/13	17,285	16,756,667
Lehman Brothers Holdings, Inc., Senior Unsecured Notes
7.88%	08/15/10	2,307	2,459,989
5.75%	07/18/11	3,375	3,386,327
Lehman Brothers Holdings, Inc., Unsecured Notes
5.50%(c)	05/25/10	14,500	14,487,196
Morgan Stanley, Senior Notes
5.60%(c)	01/09/12	45,640	45,556,570
5.62%	01/09/12	250	249,460
5.55%	04/27/17	660	633,213
Morgan Stanley, Senior Unsecured Notes
6.75%	04/15/11	2,150	2,229,176
Morgan Stanley, Unsecured Notes
5.05%	01/21/11	6,770	6,630,037
Pricoa Global Funding, Inc., Senior Secured Notes
4.35%(b)	06/15/08	2,735	2,693,811
Qwest Capital Funding, Inc., Senior Notes
6.38%	07/15/08	3,350	3,350,000
Student Loan Marketing Corp., Unsecured Notes
5.66%(c)	01/27/14	6,640	5,759,011
USAA Capital Corp., Senior Unsecured Notes
4.00%(b)	12/10/07	3,065	3,044,995

			183,684,124

Industrial — 0.0%
Osprey Trust/Osprey, Inc., Senior Secured Notes
7.80%(b)(c)(m)(n)	01/15/03	2,375	777,813

Insurance — 0.2%
MetLife, Inc., Senior Unsecured Notes
6.38%	06/15/34	900	911,130
Monumental Global Funding II, Unsecured Notes
3.85%(b)	03/03/08	210	207,726
New York Life Global Funding, Unsecured Notes
3.88%(b)	01/15/09	2,000	1,956,700
TIAA Global Markets, Senior Unsecured Notes
3.88%(b)	01/22/08	1,605	1,589,907
WellPoint, Inc., Unsecured Notes
5.95%	12/15/34	1,905	1,764,716
5.85%	01/15/36	1,740	1,587,738

			8,017,917

Manufacturing — 0.0%
Belvoir Land LLC, Unsecured Notes
5.27%(b)	12/15/47	2,025	1,800,893

Motor Vehicles — 0.0%
DaimlerChrysler N.A. Holding Corp., Unsecured Notes
4.05%	06/04/08	205	202,124

Oil & Gas — 0.5%
Anadarko Petroleum Corp., Senior Unsecured Notes
6.45%	09/15/36	8,175	7,862,936
Atlantic Richfield Co., Debentures
9.12%	03/01/11	4,960	5,572,996
Halliburton Co., Debentures
7.60%(b)	08/15/46	1,429	1,578,026

			15,013,958

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., Senior Debentures
6.88%	08/01/97	559	576,095
Bristol-Myers Squibb Co., Unsecured Notes
5.88%	11/15/36	4,050	3,820,632
Merck & Co., Inc., Senior Debentures
6.40%	03/01/28	1,000	1,020,237
Wyeth, Unsecured Notes
5.50%	02/15/16	75	73,041

			5,490,005

Railroad & Shipping — 0.0%
Union Pacific Corp., Senior Debentures
7.12%	02/01/28	2,000	2,121,272

Real Estate — 0.1%
Camden Property Trust, Unsecured Notes (REIT)
4.70%	07/15/09	1,400	1,378,331
The Rouse Co., Unsecured Notes (REIT)
3.62%	03/15/09	1,455	1,394,545
5.38%	11/26/13	1,685	1,572,398

			4,345,274

Retail Merchandising — 0.0%
May Department Stores Co., Unsecured Notes
4.80%	07/15/09	50	49,045

Telecommunications — 0.3%
AT&T Broadband Corp., Unsecured Notes
8.38%	03/15/13	2,505	2,796,356
GTE Corp., Debentures
6.94%	04/15/28	475	488,539
New England Telephone & Telegraph Co., Debentures
7.88%(e)	11/15/29	1,355	1,482,455
Sprint Capital Corp., Senior Unsecured Notes
8.38%	03/15/12	55	59,917

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Telecommunications (Continued)
Sprint Nextel Corp., Unsecured Notes
6.00%	12/01/16	$3,750	$3,557,456
Verizon Maryland, Inc., Debentures
5.12%	06/15/33	650	525,970

			8,910,693

Transportation — 0.3%
United Technologies Corp., Unsecured Notes
5.43%(c)(e)	06/01/09	8,650	8,654,464

Yankee — 4.3%
Banks — 1.6%
DEPFA ACS Bank (Ireland), Senior Notes
3.62%(f)	10/29/08	8,000	7,831,288
HBOS Treasury Services Plc (United Kingdom), Senior Unsecured Notes
3.60%(b)(f)	08/15/07	2,750	2,745,902
HBOS Treasury Services Plc (United Kingdom), Unsecured Notes
3.50%(b)(f)	11/30/07	5,450	5,414,373
Korea Development Bank (South Korea), Notes
4.25%(f)	11/13/07	70	69,573
National Landeskreditbank Baden-Wurttemberg (Germany), Unsecured Notes
4.25%(f)	09/15/10	10,750	10,448,882
Rabobank Nederland (Netherlands), Senior Notes
5.35%(b)(c)(f)	04/06/09	26,345	26,358,726

			52,868,744

Energy & Utilities — 0.6%
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.45%(c)(f)	04/09/09	14,085	14,088,789
Korea Electric Power Corp. (South Korea), Notes
5.12%(b)(f)	04/23/34	75	72,488
Scottish Power Plc (United Kingdom), Unsecured Notes
4.91%(f)	03/15/10	3,200	3,153,606
Suncor Energy, Inc. (Canada), Unsecured Notes
6.50%(f)	06/15/38	285	286,389

			17,601,272

Finance — 0.8%
Eksportfinans ASA (Norway), Unsecured Notes
3.38%(f)	01/15/08	12,900	12,777,657
MassMutual Global Funding II (Cayman Islands), Senior Secured Notes
2.55%(b)(f)	07/15/08	3,740	3,609,175
Nationwide Building Society (United Kingdom), Senior Unsecured Notes
3.50%(b)(f)	07/31/07	7,250	7,241,742
Nationwide Building Society (United Kingdom), Unsecured Notes
4.25%(b)(e)(f)	02/01/10	2,165	2,099,630
Pemex Finance Ltd. (Cayman Islands), Senior Unsecured Notes
9.03%(f)	02/15/11	1,275	1,359,137

			27,087,341

Government — 0.4%
AID-Israel (Israel), Unsecured Notes
5.50%(f)	04/24-09/33	12,210	12,146,529
United Mexican States (Mexico), Senior Unsecured Notes
5.62%(f)	01/15/17	1,600	1,566,400

			13,712,929

Metal & Mining — 0.1%
Teck Cominco Ltd. (Canada), Senior Unsecured Notes
6.12%(f)	10/01/35	2,375	2,196,096

Telecommunications — 0.8%
Deutsche Telekom International Finance BV (Netherlands), Senior Unsecured Notes
8.25%(c)(f)	06/15/30	20	23,971
France Telecom (France), Senior Unsecured Notes
8.00%(f)	03/01/11	600	641,025
Telecom Italia Capital (Italy), Senior Unsecured Notes
5.25%(f)	11/15/13	285	271,569
6.00%(f)	09/30/34	385	346,856
Telecom Italia Capital (Italy), Unsecured Notes
5.25%(f)	10/01/15	3,700	3,440,504
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes
6.42%(f)	06/20/16	2,400	2,433,485
7.04%(f)	06/20/36	1,800	1,864,039
Telefonica Europe BV (Netherlands), Senior Unsecured Notes
7.75%(f)	09/15/10	1,970	2,088,363
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes
7.75%(f)	02/15/10	2,985	3,135,453
Vodafone Group Plc (United Kingdom), Unsecured Notes
5.45%(c)(f)	12/28/07	10,510	10,514,435

			24,759,700

Total Yankee			138,226,082

TOTAL CORPORATE BONDS (Cost $569,844,264)			562,209,566

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)		VALUE
FOREIGN BONDS — 1.1%
Canada — 0.2%
Province of Manitoba, Senior Unsecured Notes (NZD)
6.38%	09/01/15	$2,695		$1,918,220
Province of Ontario, Unsecured Notes (NZD)
6.25%	06/16/15	6,105		4,289,666

				6,207,886

Finland — 0.2%
Republic of Finland, Senior Unsecured Notes (JPY)
0.30%	10/18/07	901,600		7,309,905

Germany — 0.3%
Kreditanstalt Fur Wiederaufbaure, Unsecured Notes (JPY)
0.46%(c)	08/08/11	1,085,000		8,813,408

Japan — 0.4%
Nippon Telegraph & Telephone Corp., Unsecured Notes (JPY)
2.50%	07/25/07	704,000		5,723,816
Pfizer, Inc. Bonds (JPY)
0.80%	03/18/08	1,143,000		9,271,867

				14,995,683

TOTAL FOREIGN BONDS (Cost $38,263,119)				37,326,882

TAXABLE MUNICIPAL BOND — 0.1%
Fort Irwin Land California LLC Military Housing Revenue Bonds, Class II, Series A
5.30%(b)
(Cost $3,414,070)	12/15/35	3,415		3,126,672

SHORT TERM INVESTMENTS — 7.5%
Federal Home Loan Bank, Discount Notes
5.16%(g)	07/20/07	159,300		158,866,593
Federal National Mortgage Assoc., Discount Notes
5.12%(g)	07/12/07	17,000		16,973,404
5.13%(g)	07/23/07	68,500		68,285,253

TOTAL SHORT TERM INVESTMENTS (Cost $244,125,250)				244,125,250

		NUMBER OF CONTRACTS
CALL SWAPTIONS PURCHASED — 0.3%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		9,550	(o)	2,695,965
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16		3,780	(o)	1,594,748
Lehman Brothers, Strike Rate 5.390%, Expires 03/19/12		5,510	(o)	1,455,191
Lehman Brothers, Strike Rate 6.025%, Expires 06/08/12		6,846	(o)	2,864,576

TOTAL CALL SWAPTIONS PURCHASED (Cost $10,928,891)				8,610,480

PUT SWAPTIONS PURCHASED — 0.4%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		9,550	(o)	5,359,460
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16		3,780	(o)	2,824,458
Deutsche Bank, Strike Rate 5.900%, Expires 08/31/07		7,100	(o)	277,610
Lehman Brothers, Strike Rate 5.390%, Expires 03/19/12		5,510	(o)	3,243,186
Lehman Brothers, Strike Rate 6.025%, Expires 06/08/12		6,846	(o)	2,605,093

TOTAL PUT SWAPTIONS PURCHASED (Cost $11,584,931)				14,309,807

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENT — 130.1% (Cost $4,269,465,449)				4,226,519,468

		PAR (000)
AFFILIATED INVESTMENT — 0.2%
Commercial Mortgage Backed Securities — 0.2%
Merrill Lynch Mortgage Investors, Inc., Series 03-KEY1, Class A4
5.24%
(Cost $7,343,674)	11/12/35	$7,100		6,907,695

TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 130.3% (Cost $4,276,809,123(a))				4,233,427,163

MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS — (10.0)%
Federal Home Loan Mortgage Corp. Gold 15 Year
4.50%	07/01/22	(23,000)		(21,828,426)
Federal National Mortgage Assoc. 15 Year
5.00%	07/01/22	(64,000)		(61,840,000)
5.50%	07/01/22	(64,300)		(63,335,500)
6.00%	07/01/22	(21,000)		(21,091,875)
Federal National Mortgage Assoc. 30 Year
5.00%	07/01/37	(55,700)		(52,183,937)
5.50%	07/01/37	(81,800)		(78,885,875)
6.50%	07/01/37	(27,000)		(27,253,125)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS (Proceeds $325,195,725)				(326,418,738)

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	NUMBER OF CONTRACTS		VALUE
CALL SWAPTIONS WRITTEN — (0.1)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08	(3,420	)(o)	$(200,293)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(4,440	)(o)	(981,240)
Citibank, Strike Rate 5.670%, Expires 01/04/10	(3,270	)(o)	(891,402)
Lehman Brothers, Strike Rate 5.115%, Expires 03/19/08	(5,510	)(o)	(274,398)

TOTAL CALL SWAPTIONS WRITTEN (Premiums received $6,003,198)			(2,347,333)

PUT SWAPTIONS WRITTEN — (0.2)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08	(3,420	)(o)	(1,629,972)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(4,440	)(o)	(1,977,576)
Citibank, Strike Rate 5.670%, Expires 01/04/10	(3,270	)(o)	(1,273,534)
Lehman Brothers, Strike Rate 5.115%, Expires 03/19/08	(5,510	)(o)	(2,643,698)

TOTAL PUT SWAPTIONS WRITTEN (Premiums received $6,003,198)			(7,524,780)

TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 120.0%			3,897,136,312

LIABILITIES IN EXCESS OF OTHER ASSETS — (20.0)%
(including $1,220,460,408 of payable for investments purchased and $537,405,266 of receivable for investments sold)			(648,528,163)

NET ASSETS — 100.0%			$3,248,608,149

(a)	Cost for federal income tax purposes is $4,279,664,996. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$8,094,482
Gross unrealized depreciation	(54,332,315)

$(46,237,833)

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 5.4% of its net assets, with a current market value of $173,829,819, in securities restricted as to resale.

(c)	Variable rate security. Rate shown is the rate as of June 30, 2007.
(d)	The security is a perpetual bond and has no stated maturity date.
(e)	Security, or a portion thereof, with a market value of $12,795,462, has been pledged as collateral for swap and swaption contracts.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	The rate shown is the effective yield at the time of purchase.
(h)

Security, or a portion thereof, pledged as collateral with a value of $3,911,566 on 1,860 short U.S. Treasury Note futures contracts, 196 long U.S. Treasury Note futures contracts, 1,493 long U.S. Treasury Bond futures contracts and 403 long Euro-Bund futures contracts expiring September 2007. The value of such contracts on June 30, 2007 was $597,217,626, with an unrealized gain of $1,006,030 (including commissions of $8,583).

(i)	The rate shown is the effective yield as of June 30, 2007.
(j)	Interest rate of underlying collateral.
(k)	Security is illiquid. As of June 30, 2007, the Portfolio held 0.3% of its net assets, with a current market value of $8,425,492 in these securities.
(l)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. As of June 30, 2007, this security had a total market value of $11,975,359 which represents 0.4% of net assets.

(m)	Security in default.
(n)	As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.
(o)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

GOVERNMENT INCOME PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.1%
Small Business Administration Participation Certificates, Series 96-20J, Class 1
7.20%	10/01/16	$84	$85,908
Small Business Administration Participation Certificates, Series 98-20J, Class 1
5.50%	10/01/18	90	90,303
Small Business Investment Cos. Pass-Through, Series 03-10A, Class 1
4.63%	03/10/13	924	884,375

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,097,987)			1,060,586

MORTGAGE PASS-THROUGHS — 157.3%
Federal Home Loan Mortgage Corp.
13.00%	09/10-02/16	176	194,785
11.00%	04/12-09/20	94	103,139
12.00%	06/13-06/20	105	116,328
11.50%	07/13-06/20	123	132,299
12.50%	12/15-07/19	157	168,107
10.00%(b)	07/01/19	0	262
Federal Home Loan Mortgage Corp. ARM
5.01%(c)(d)	10/01/35	14,193	13,916,541
Federal Home Loan Mortgage Corp. Gold
8.00%(e)	01/08-08/32	1,717	1,797,602
7.50%(e)	05/09-12/32	11,262	11,740,457
6.00%(c)(e)	10/09-01/33	37,734	37,869,186
5.50%(c)(e)	02/22-06/37	145,587	140,426,954
4.50%	04/01/22	400	379,817
8.50%	01/25-07/25	216	231,749
6.50%(c)(e)	03/29-05/37	10,617	10,751,771
Federal Home Loan Mortgage Corp. Gold 15 Year TBA
4.50%	07/01/22	41,000	38,911,542
5.00%	07/01/22	10,100	9,759,125
Federal Home Loan Mortgage Corp. Gold 30 Year TBA
5.00%	07/01/37	42,000	39,361,896
5.50%	07/01/37	148,000	142,727,500
6.00%	07/01/37	47,247	46,804,106
Federal National Mortgage Assoc.
7.00%	08/09-12/11	10	10,276
11.00%	02/11-08/20	224	245,791
8.50%	08/12-07/23	759	813,534
5.10%	02/01/13	39,220	38,805,009
13.00%	09/13-03/15	195	217,749
8.00%	08/14-09/27	24	24,900
5.97%	08/01/16	13,834	14,037,775
4.50%	09/01/20	100	94,933
7.50%(e)	09/25-12/32	3,782	3,950,776
6.50%(c)	07/29-05/37	43,054	43,533,426
Federal National Mortgage Assoc. 15 Year TBA
4.50%	07/01/22	218,800	207,586,500
5.00%	07/01/22	246,600	238,277,250
Federal National Mortgage Assoc. 30 Year TBA
4.50%	07/01/37	7,900	7,181,590
5.50%	07/01/37	1,385,800	1,336,430,875
6.00%	07/01/37	213,600	211,263,643
Federal National Mortgage Assoc. ARM
4.85%(c)(d)	09/01/35	21,544	21,361,772
4.95%(c)(d)	09/01/35	29,380	28,723,896
5.82%(c)(d)	07/01/36	18,256	18,131,589
5.48%(c)(d)	12/01/36	18,480	18,368,022
Government National Mortgage Assoc. I
6.09%	10/15/08	34,351	35,111,492
6.00%	01/14-11/31	1,885	1,883,102
5.50%	03/14-04/29	635	622,969
10.50%	01/15/16	4	4,428
7.00%(e)	06/23-04/32	2,828	2,946,784
7.50%	02/25-12/31	3,380	3,539,281
Government National Mortgage Assoc. I 30 Year TBA
5.00%	07/01/37	40,200	38,014,125
6.00%	07/01/37	71,000	70,622,848
8.00%	07/01/37	17,812	18,836,706
Government National Mortgage Assoc. II
8.00%	04/20/13	59	61,815
Government National Mortgage Assoc. II 30 Year TBA
5.50%	07/01/37	13,900	13,465,653

TOTAL MORTGAGE PASS-THROUGHS (Cost $2,871,336,554)			2,869,561,675

COLLATERALIZED MORTGAGE OBLIGATIONS — 79.4%
ABN AMRO Mortgage Corp., Series 03-7, Class A1
4.75%	07/25/18	25,449	24,454,966
Banc of America Funding Corp., Series 06-7, Class 1A7
6.00%	09/01/36	29,437	29,472,083
Banc of America Funding Corp., Series 06-B, Class 5A1
5.82%(d)	03/20/36	20,336	20,397,452
Banc of America Mortgage Securities, Series 03-5, Class 2A1
5.00%	07/25/18	16,900	16,213,758
Chase Mortgage Finance Corp., Series 03-S12, Class 2A1
5.00%	12/25/18	25,947	25,415,608
Chase Mortgage Finance Corp., Series 03-S3, Class A1
5.00%	03/25/18	3,676	3,533,174
Chase Mortgage Finance Corp., Series 03-S4, Class 2A1
5.00%	04/25/18	10,290	10,114,525
Countrywide Alternative Loan Trust, Series 06-41CB, Class 2A17
6.00%	01/25/37	23,700	23,750,847
Countrywide Alternative Loan Trust, Series 06-43CB, Class 1A7
6.00%	02/25/37	27,711	27,736,379
Countrywide Alternative Loan Trust, Series 06-6CB, Class 1A10
5.50%	05/25/36	19,000	18,913,294
Countrywide Alternative Loan Trust, Series 07-16CB, Class 5A3
6.25%(f)	07/01/37	32,538	32,883,716
Countrywide Alternative Loan Trust, Series 07-3T1, Class 1A7
6.00%	04/25/37	11,507	11,540,373

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

GOVERNMENT INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Countrywide Alternative Loan Trust, Series 07-7T2, Class 7T2
6.00%	04/01/37	$44,912	$44,815,714
Countrywide Home Loans, Series 04-J1, Class 2A1
4.75%	01/25/19	11,756	11,431,854
Countrywide Home Loans, Series 04-J4, Class 2A1
5.00%	05/25/19	1,873	1,839,910
Countrywide Home Loans, Series 06-20, Class 1A33
6.00%	02/25/37	32,380	32,444,129
Credit Suisse First Boston Mortgage Securities Corp., Series 04-7, Class 6A1
5.25%	10/25/19	1,530	1,510,033
Credit Suisse First Boston Mortgage Securities Corp., Series 03-23, Class 8A1
5.00%	09/25/18	15,859	15,582,154
Credit Suisse First Boston Mortgage Securities Corp., Series 03-8, Class 2A1
5.00%	04/25/18	7,705	7,379,474
Credit Suisse First Boston Mortgage Securities Corp., Series 05-11, Class 6A5
6.00%	12/25/35	10,418	10,439,802
Credit Suisse First Boston Mortgage Securities Corp., Series 05-4, Class 3A16
5.50%	06/25/35	12,117	12,058,003
Credit Suisse First Boston Mortgage Securities Corp., Series 05-5, Class 2A8
5.50%	07/25/35	8,198	8,149,995
Credit Suisse First Boston Mortgage Securities Corp., Series 4A1, Class 03-10
5.00%	05/25/18	9,503	9,195,626
Deutsche Mortgage Securities, Inc., Series 04-1, Class 2A1
4.75%	10/25/18	12,463	12,117,802
Federal Home Loan Mortgage Corp. Strip Notes, Series 242, Class F22
5.67%(d)	11/15/36	22,404	22,523,961
Federal Home Loan Mortgage Corp., Series 1220, Class A
5.72%(d)	02/15/22	266	266,327
Federal Home Loan Mortgage Corp., Series 1220, Class B (IO)
5.36%(g)	02/15/22	2,165	26,713
Federal Home Loan Mortgage Corp., Series 06-3110, Class HA
5.50%	01/15/27	7,484	7,473,257
Federal Home Loan Mortgage Corp., Series 239, Class F29
5.57%(d)	08/15/36	62,861	63,021,649
Federal Home Loan Mortgage Corp., Series 239, Class F30
5.62%(d)	08/15/36	29,629	29,747,965
Federal Home Loan Mortgage Corp., Series 240, Class F22
5.67%(d)	07/15/36	63,922	64,079,309
Federal Home Loan Mortgage Corp., Series 2634, Class TH
4.50%	06/15/18	9,522	8,757,428
Federal Home Loan Mortgage Corp., Series 2656, Class AB
5.50%	08/15/33	11,199	10,979,036
Federal Home Loan Mortgage Corp., Series 2743, Class HE
4.50%	02/15/19	8,890	8,243,989
Federal Home Loan Mortgage Corp., Series 2746, Class EG
4.50%	02/15/19	7,800	7,239,743
Federal Home Loan Mortgage Corp., Series 2783, Class AY
4.00%	04/15/19	13,336	11,800,102
Federal Home Loan Mortgage Corp., Series 2798, Class JK
4.50%	05/15/19	10,482	9,696,514
Federal Home Loan Mortgage Corp., Series 2827, Class DG
4.50%	07/15/19	11,152	10,208,651
Federal Home Loan Mortgage Corp., Series 2882, Class UW
4.50%	11/15/19	11,690	10,623,844
Federal Home Loan Mortgage Corp., Series 2899, Class KT
4.50%	12/15/19	7,962	7,218,267
Federal Home Loan Mortgage Corp., Series 2924, Class DB
4.50%	01/15/20	9,849	8,990,185
Federal Home Loan Mortgage Corp., Series 2948, Class KT
4.50%	03/15/20	6,561	5,936,029
Federal Home Loan Mortgage Corp., Series 2957, Class KN
5.50%	06/15/30	19,121	18,816,792
Federal Home Loan Mortgage Corp., Series 2958, Class MD
5.50%	01/15/31	15,000	14,763,576
Federal Home Loan Mortgage Corp., Series 2963, Class DL
5.50%	02/15/31	9,214	9,041,425
Federal Home Loan Mortgage Corp., Series 2971, Class GD
5.00%	05/15/20	16,450	15,650,410
Federal Home Loan Mortgage Corp., Series 2987, Class HE
4.50%	06/15/20	7,800	7,154,745
Federal Home Loan Mortgage Corp., Series 2995, Class JK
4.50%	06/15/20	6,045	5,513,069
Federal Home Loan Mortgage Corp., Series 3042, Class EA
4.50%	09/15/35	20,899	18,588,555
Federal Home Loan Mortgage Corp., Series 3081, Class CP
5.50%	10/15/34	9,000	8,715,393
Federal Home Loan Mortgage Corp., Series 3136, Class PD
6.00%	12/15/34	9,000	8,931,085
Federal Home Loan Mortgage Corp., Series 3150, Class EK
5.00%	05/15/25	22,500	22,006,528
Federal Home Loan Mortgage Corp., Series 3192, Class GA
6.00%	03/15/27	25,809	25,988,604
Federal Home Loan Mortgage Corp., Series 3215, Class QH
6.00%	09/15/36	9,656	9,454,611

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

GOVERNMENT INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp., Series 3218, Class BG
6.00%	09/15/36	$9,740	$9,528,925
Federal Home Loan Mortgage Corp., Series 3242, Class NC
5.75%	12/15/28	24,246	24,296,503
Federal Home Loan Mortgage Corp., Series R008, Class FK
5.72%(d)	07/15/23	67,708	67,956,443
Federal Home Loan Mortgage Corp., Series SF4, Class B
2.37%	12/15/09	2,246	2,225,563
Federal National Mortgage Assoc., Series 98-M1 (IO)
0.86%(g)	02/25/13	12,570	117,257
Federal National Mortgage Assoc., Series 02-59, Class B
5.50%	09/25/17	11,832	11,772,903
Federal National Mortgage Assoc., Series 03-130, Class SP (IO)
1.68%(g)	08/25/28	3,339	62,968
Federal National Mortgage Assoc., Series 03-28, Class TB
5.00%	08/25/22	4,250	4,133,060
Federal National Mortgage Assoc., Series 03-41, Class YF
5.62%(d)	06/25/28	11,808	11,834,425
Federal National Mortgage Assoc., Series 04-29, Class FW
5.62%(d)	12/25/17	4,762	4,780,981
Federal National Mortgage Assoc., Series 04-61, Class TF
5.72%(d)	10/25/31	12,982	13,067,060
Federal National Mortgage Assoc., Series 05-103, Class AT
5.50%	06/25/24	15,049	14,930,924
Federal National Mortgage Assoc., Series 05-25, Class PD
5.50%	11/25/30	13,934	13,695,634
Federal National Mortgage Assoc., Series 05-36, Class CD
5.50%	11/25/31	18,300	18,057,832
Federal National Mortgage Assoc., Series 06-106, Class PA
5.50%	06/25/30	34,124	33,986,435
Federal National Mortgage Assoc., Series 2618, Class PT
4.50%	10/15/31	15,000	13,699,942
Federal National Mortgage Assoc., Series 273, Class 2 (IO)
7.00%(g)	08/01/26	176	43,827
Federal National Mortgage Assoc., Series 353, Class 2 (IO)
5.00%(g)	07/01/34	35,650	9,203,453
Federal National Mortgage Assoc., Series 367, Class 2 (IO)
5.50%(g)	01/25/36	34,925	9,486,172
Federal National Mortgage Assoc., Series 370, Class 2 (IO)
6.00%(g)	05/25/36	22,979	6,098,010
First Horizon Alternative Mortgage Securities Corp., Series 05-FA9, Class A5
5.50%	12/25/35	9,093	9,034,085
General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 03-J10, Class A1
4.75%	01/25/19	41,506	40,231,793
Government National Mortgage Assoc., Series 03-105, Class A
4.50%	11/16/27	19,690	19,216,101
Government National Mortgage Assoc., Series 05-71, Class AB
5.50%	09/20/35	11,208	11,106,724
Government National Mortgage Assoc., Series 06-15 (IO)
0.91%(g)	04/16/46	139,173	6,957,557
JPMorgan Alternative Loan Trust, Series 06-S1, Class 3A1A
5.35%(d)	03/25/36	6,500	6,489,431
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3
3.76%(d)	11/25/33	5,007	4,977,613
Master Asset Securitization Trust, Series 03-4, Class 2A7
4.75%	05/25/18	7,228	7,073,980
Master Asset Securitization Trust, Series 03-5, Class 2A1
5.00%	06/25/18	9,562	9,221,088
Master Asset Securitization Trust, Series 03-7, Class 2A1
4.75%	08/25/18	13,257	12,915,758
Master Asset Securitization Trust, Series 04-8, Class 3A1
5.25%	08/25/19	1,029	995,088
Merrill Lynch Mortgage Investors Trust, Series 06-A3, Class 3A1
5.84%(d)	05/25/36	26,712	26,705,826
Residential Asset Securitization Trust, Series 06-A10, Class A4
6.50%	09/25/36	16,119	16,276,524
Residential Funding Mortgage Securities I, Inc., Series 03-S16, Class A3
5.00%	09/25/18	13,067	12,533,811
Residential Funding Mortgage Securities I, Inc., Series 03-S8, Class A1
5.00%	05/25/18	17,590	17,226,893
Residential Funding Mortgage Securities I, Inc., Series 06-S1, Class 1A5
5.25%	01/25/36	9,003	8,885,750
Residential Funding Mortgage Securities I, Inc., Series 07-S6, Class 2A12
6.00%	06/01/37	37,780	37,703,261
Salomon Brothers Mortgage Securities VI, Series 87-1 (IO)
11.00%(g)	02/17/17	27	6,785
Salomon Brothers Mortgage Securities VI, Series 87-1 (PO)
11.50%(h)	02/17/17	27	22,706
Structured Asset Securities Corp., Series 05-6, Class 5A6
5.00%	05/25/35	12,816	12,611,372

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

GOVERNMENT INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Washington Mutual Mortgage Loan Trust, Series 03-S12, Class 3A
5.00%	11/25/18	$827	$811,764
Washington Mutual, Series 03-S3, Class 2A1
5.00%	05/25/18	9,517	9,246,858
Washington Mutual, Series 03-S5, Class 2A
5.00%	06/25/18	11,702	11,369,303
Washington Mutual, Series 03-S7, Class A1
4.50%	08/25/18	13,473	13,005,768
Washington Mutual, Series 03-S8, Class A2
5.00%	09/25/18	8,592	8,286,094
Wells Fargo Mortgage Backed Securities Trust, Series 05-13, Class A1
5.00%	11/25/20	14,273	13,956,328

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,455,421,189)			1,448,695,011

COMMERCIAL MORTGAGE BACKED SECURITIES — 11.3%
Federal National Mortgage Assoc. Grantor Trust, Series 04-T9, Class A1
5.46%(d)	04/25/35	5,348	5,355,884
Federal National Mortgage Assoc. Whole Loan, Series 96-W1, Class AL
7.25%	03/25/26	806	818,461
Federal National Mortgage Assoc., Series 06-M2, Class A2A
5.27%	10/20/32	18,719	18,032,056
Government National Mortgage Assoc., Series 01-58, Class C
5.48%(d)	08/16/27	20,000	19,850,272
Government National Mortgage Assoc., Series 04-10 (IO)
0.96%(g)	01/16/44	56,728	2,317,213
Government National Mortgage Assoc., Series 04-77 (IO)
0.92%(g)	09/16/44	148,590	6,545,161
Government National Mortgage Assoc., Series 04-97, Class C
4.52%(d)	02/16/28	8,400	7,959,465
Government National Mortgage Assoc., Series 05-10, Class ZB
5.18%(d)	12/16/44	3,103	2,655,381
Government National Mortgage Assoc., Series 05-12, Class C
4.66%	12/16/30	20,000	19,053,622
Government National Mortgage Assoc., Series 05-29, Class Z
4.25%(d)	04/16/45	4,933	3,581,500
Government National Mortgage Assoc., Series 05-50 (IO)
1.00%(g)	06/16/45	33,263	2,053,977
Government National Mortgage Assoc., Series 05-59, Class ZA
4.96%(d)	03/16/46	9,479	7,911,419
Government National Mortgage Assoc., Series 05-67, Class Z
4.72%(d)	08/16/45	5,973	4,854,740
Government National Mortgage Assoc., Series 05-9 (IO)
0.77%(g)	01/16/45	134,222	6,706,830
Government National Mortgage Assoc., Series 05-9, Class Z
4.65%(d)	01/16/45	5,572	4,442,996
Government National Mortgage Assoc., Series 05-90 (IO)
0.90%(g)	11/16/45	132,666	6,875,749
Government National Mortgage Assoc., Series 06-30 (IO)
0.80%(g)	05/16/46	50,434	2,758,696
Government National Mortgage Assoc., Series 06-5 (IO)
0.80%(g)	01/16/46	131,754	6,982,204
Greenwich Capital Commercial Funding Corp., Series 06-GG7, Class A4
6.11%(d)	07/10/38	8,500	8,578,525
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-CB15, Class A4
5.81%(d)	06/12/43	16,500	16,448,947
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A4
5.88%(d)	04/15/45	13,000	13,078,631
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP9, Class A3
5.34%(d)	05/15/47	40,870	39,173,870
The Money Store Small Business Administration Loan Trust, Series 99-1, Class A
6.05%(d)	07/15/25	46	45,381
Structured Asset Receivables Trust, Series 03-2
5.72%(d)(i)(j)	01/21/09	801	800,553

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $214,896,446)			206,881,533

PROJECT LOAN — 0.0%
Government National Mortgage Assoc. I, Construction Loan Commitment
3.00%
(Cost $99,921)	04/15/20	98	97,726

ASSET BACKED SECURITIES — 0.3%
Countrywide Home Equity Loan Trust, Series 04-K, Class 2A
5.62%(d)(k)	02/15/34	2,653	2,656,940
Option One Mortgage Loan Trust, Series 06-1, Class 2A1
5.39%(d)	01/25/36	3,045	3,045,407
Residential Asset Mortgage Products, Inc., Series 04-RS9, Class AII2
5.66%(d)	05/25/34	435	434,927

TOTAL ASSET BACKED SECURITIES (Cost $6,132,993)			6,137,274

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

GOVERNMENT INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)		VALUE
SHORT TERM INVESTMENT — 0.6%
Federal Home Loan Bank, Discount Notes
5.16%(e)(l)
(Cost $9,982,810)	07/13/07	$10,000		$9,982,810

		NUMBER OF CONTRACTS
CALL SWAPTIONS PURCHASED — 0.1%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		3,200	(m)	903,360
Deutsche Bank, Strike Rate 5.090%, Expires 08/28/07		12,900	(m)	12,294

TOTAL CALL SWAPTIONS PURCHASED (Cost $3,231,200)				915,654

PUT SWAPTIONS PURCHASED — 0.4%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		3,200	(m)	1,795,840
Deutsche Bank, Strike Rate 5.090%, Expires 08/28/07		12,900	(m)	5,682,076

TOTAL PUT SWAPTIONS PURCHASED (Cost $3,269,900)				7,477,916

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENT — 249.5% (Cost $4,565,469,000)				4,550,810,185

		PAR (000)
AFFILIATED INVESTMENT — 0.0%
Commercial Mortgage Backed Securities — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42
7.43%
(Cost $633)	09/01/22	$1		605

TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS, REVERSE REPURCHASE AGREEMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 249.5% (Cost $4,565,469,633(a))				4,550,810,790

MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS — (28.9)%
Federal Home Loan Mortgage Corp. Gold 15 Year
6.00%	07/01/22	(28,300)		(28,414,955)
Federal Home Loan Mortgage Corp. Gold 30 Year
6.00%	07/01/37	(1,012)		(1,002,742)
5.50%	08/01/37	(148,000)		(142,681,176)
Federal National Mortgage Assoc. 15 Year
4.50%	07/01/22	(100)		(94,875)
Federal National Mortgage Assoc. 30 Year
5.50%	07/01/37	(364,000)		(351,032,500)
6.50%	07/01/37	(3,000)		(3,028,125)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS (Proceeds $524,642,975)				(526,254,373)

		NUMBER OF CONTRACTS
CALL SWAPTIONS WRITTEN — 0.0%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(610	)(m)	(35,724)
Salomon Brothers, Strike Rate 5.080%, Expires 09/06/07		(12,900	)(m)	(51,471)

TOTAL CALL SWAPTIONS WRITTEN (Premiums received $2,337,020)				(87,195)

PUT SWAPTIONS WRITTEN — (0.3)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(610	)(m)	(290,726)
Salomon Brothers, Strike Rate 5.080%, Expires 09/06/07		(12,900	)(m)	(5,887,302)

TOTAL PUT SWAPTIONS WRITTEN (Premiums received $2,337,020)				(6,178,028)

TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS, REVERSE REPURCHASE AGREEMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 220.3%				4,018,291,194

PAYABLE FOR REVERSE REPURCHASE AGREEMENTS — (15.0)%				(272,964,000)

LIABILITIES IN EXCESS OF OTHER ASSETS — (105.3)% (including $ 3,174,011,805 of payable for investments purchased and $1,264,950,744 of receivable for investments sold)				(1,921,227,827)

NET ASSETS — 100.0%				$1,824,099,367

(a)	Cost for federal income tax purposes is $4,565,659,834. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$17,582,315
Gross unrealized depreciation	(32,431,359)

$(14,849,044)

(b)	Par held at June 30, 2007 is less than $500.
(c)	Security, or a portion thereof, with a market value of $333,083,157, has been pledged as collateral for reverse repurchase agreements.
(d)	Variable rate security. Rate shown is the rate as of June 30, 2007.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

GOVERNMENT INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

(e)	Security, or a portion thereof, with a market value of $19,345,238, has been pledged as collateral for swap and swaption contracts.
(f)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. As of June 30, 2007, this security had a total market value of $32,883,716 which represents less than 1.8% of net assets.

(g)	The rate shown is the effective yield as of June 30, 2007.
(h)	Interest rate of underlying collateral.
(i)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held less than 0.1% of its net assets, with a current market value of $800,553, in securities restricted as to resale.

(j)	Security is illiquid. As of June 30, 2007, the Portfolio held less than 0.1% of its net assets, with a current market value of $800,553 in these securities.
(k)

Security, or a portion thereof, pledged as collateral with a value of $3,330,369 on 11,793 short U.S. Treasury Note futures contracts and 4,793 long U.S. Treasury Note futures contracts expiring September 2007. The value of such contracts on June 30, 2007 was $2,243,287,187, with an unrealized loss of $165,939 (including commissions of $42,646).

(l)	The rate shown is the effective yield at the time of purchase.
(m)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INFLATION PROTECTED BOND PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)		VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 111.5%
U.S. Treasury Inflation Protected Bonds
2.38%(b)	01/25-01/27	$9,135		$9,609,772
2.00%	01/15/26	440		415,027
3.62%	04/15/28	4,979		7,371,190
3.88%(c)	04/15/29	1,675		2,542,579
3.38%	04/15/32	1,985		2,660,271
U.S. Treasury Inflation Protected Notes
3.88%(b)	01/15/09	8,950		11,459,279
4.25%	01/15/10	4,000		5,100,113
0.88%	04/15/10	10,480		10,858,528
2.38%	04/11-01/17	7,430		7,508,681
3.38%	01/15/12	1,891		2,271,993
3.00%	07/15/12	365		427,708
1.88%	07/13-07/15	12,020		12,787,954
2.00%(b)	01/14-01/16	17,470		18,663,980
1.62%(d)	01/15/15	5,015		5,045,900
2.50%	07/15/16	1,866		1,888,403
U.S. Treasury Notes
4.62%(b)	11/15/16	140		135,680

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $98,082,297)				98,747,058

MORTGAGE PASS-THROUGHS — 3.3%
Federal National Mortgage Assoc. 30 Year TBA
5.50%	07/01/37	2,000		1,928,750
Federal National Mortgage Assoc. ARM
4.36%(e)	06/01/34	325		321,129
4.64%(e)	02/01/35	645		637,333

TOTAL MORTGAGE PASS-THROUGHS (Cost $2,882,090)				2,887,212

COMMERCIAL MORTGAGE BACKED SECURITY — 0.5%
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4
5.76%(e)
(Cost $471,494)	05/15/43	475		473,351

CORPORATE BONDS — 3.5%
Finance — 2.7%
Student Loan Marketing Corp., Senior Unsecured Notes
3.90%(e)	04/01/09	2,500		2,341,050

Yankee — 0.8%
Finance — 0.7%
VTB Capital SA (Luxembourg), Unsecured Notes
5.96%(e)(f)	08/01/08	650		650,813

Government — 0.1%
United Mexican States (Mexico), Senior Unsecured Notes
6.75%(f)	09/27/34	50		53,325

Total Yankee				704,138

TOTAL CORPORATE BONDS (Cost $3,202,906)				3,045,188

FOREIGN BONDS — 2.0%
Finland — 0.2%
Republic of Finland, Senior Unsecured Notes (JPY)
0.30%	10/18/07	26,100		211,611

Germany — 1.8%
Bundesrepublic Deutschland (EUR)
5.00%	07/04/12	900		1,242,593
Kreditanstalt Fur Wiederaufbaure, Unsecured Notes (JPY)
0.46%(e)	08/08/11	38,000		308,673

				1,551,266

TOTAL FOREIGN BONDS (Cost $1,797,144)				1,762,877

		NUMBER OF SHARES
SHORT TERM INVESTMENT — 0.1%
Galileo Money Market Fund,
5.04%(g)
(Cost $86,571)		86,571		86,571

		NUMBER OF CONTRACTS
CALL OPTION PURCHASED — 0.0%
December Euro-dollar futures, Strike Price $95.50, Expires 12/17/07
(Cost $50,797)		126		3,150

CALL SWAPTIONS PURCHASED — 0.6%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		270	(h)	76,221
Chase Bank, Strike Rate 5.575%, Expires 01/19/17		800	(h)	246,320
Lehman Brothers, Strike Rate 5.340%, Expires 03/02/12		430	(h)	109,005
Lehman Brothers, Strike Rate 5.390%, Expires 03/19/12		160	(h)	42,256
Lehman Brothers, Strike Rate 6.025%, Expires 06/08/12		188	(h)	78,450

TOTAL CALL SWAPTIONS PURCHASED (Cost $737,934)				552,252

PUT SWAPTIONS PURCHASED — 1.1%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		270	(h)	151,524
Chase Bank, Strike Rate 5.575%, Expires 01/19/17		800	(h)	410,320
Deutsche Bank, Strike Rate 5.950%, Expires 08/31//07		360	(h)	11,160
Lehman Brothers, Strike Rate 5.340%, Expires 03/02/12		430	(h)	260,924
Lehman Brothers, Strike Rate 5.390%, Expires 03/19/12		160	(h)	94,176
Lehman Brothers, Strike Rate 6.025%, Expires 06/08/12		188	(h)	71,343

TOTAL PUT SWAPTIONS PURCHASED (Cost $752,651)				999,447

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INFLATION PROTECTED BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

			VALUE
TOTAL INVESTMENTS BEFORE OUTSTANDING SWAPTIONS WRITTEN — 122.6% (Cost $108,063,884(a))			$108,557,106

	NUMBER OF CONTRACTS
CALL SWAPTIONS WRITTEN — (0.3)%
Barclays Capital, Strike Rate 5.250%, Expires 02/08/08	(710	)(h)	(42,174)
Barclays Capital, Strike Rate 5.430%, Expires 02/16/10	(1,090	)(h)	(239,559)
Lehman Brothers, Strike Rate 5.115%, Expires 03/19/08	(160	)(h)	(7,968)

TOTAL CALL SWAPTIONS WRITTEN (Premiums received $527,325)			(289,701)

PUT SWAPTIONS WRITTEN — (1.0)%
Barclays Capital, Strike Rate 5.250%, Expires 02/08/08	(710	)(h)	(277,957)
Barclays Capital, Strike Rate 5.430%, Expires 02/16/10	(1,090	)(h)	(541,293)
Lehman Brothers, Strike Rate 5.115%, Expires 03/19/08	(160	)(h)	(76,768)

TOTAL PUT SWAPTIONS WRITTEN (Premiums received $527,325)			(896,018)

TOTAL INVESTMENTS NET OF OUTSTANDING SWAPTIONS WRITTEN — 121.3% (Cost $107,009,234(a))			107,371,387

LIABILITIES IN EXCESS OF OTHER ASSETS — (21.3)%
(including $20,214,175 of payable for financing transactions)			(18,828,019)

NET ASSETS — 100.0%			$88,543,368

(a)	Cost for federal income tax purposes is $108,559,528. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$1,686,701
Gross unrealized depreciation	(1,689,123)

$(2,422)

(b)	Security, or a portion thereof, subject to financing transactions.
(c)

Security, or a portion thereof, pledged as collateral with a value of $607,048 on 245 short U.S. Treasury Note futures contracts, 21 long U.S. Treasury Bond futures contracts and 13 long Euro-Bund futures contracts expiring September 2007, 126 long Euro-dollar futures contracts expiring December 2007 and 124 short Euro-dollar futures contracts expiring June 2008. The value of such contracts on June 30, 2007 was $64,063,243, with an unrealized loss of $119,515 (including commissions of $1,139).

(d)	Security, or a portion thereof, with a market value of $201,145, has been pledged as collateral for swap and swaption contracts.
(e)	Variable rate security. Rate shown is the rate as of June 30, 2007.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Represents current yield as of June 30, 2007.
(h)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

GNMA PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MORTGAGE PASS-THROUGHS — 245.4%
Federal Home Loan Mortgage Corp. Gold
6.00%	11/13-10/21	$412	$413,639
9.00%(b)	12/01/19	0	534
5.50%	01/22-05/22	684	674,130
7.50%	02/27-03/27	7	7,252
6.50%	01/01/30	1	708
4.50%	10/01/35	190	172,719
Federal Home Loan Mortgage Corp. Gold 30 Year TBA
5.50%	07/01/37	10,000	9,643,750
Federal National Mortgage Assoc.
8.00%	08/01/14	55	56,898
4.00%	07/01/18	114	106,196
5.00%	01/21-03/21	180	173,896
6.00%	09/21-10/21	809	812,825
5.50%(c)	01/22-04/35	9,476	9,180,732
8.50%	10/01/24	4	4,321
6.50%	01/28-04/35	982	1,000,113
Federal National Mortgage Assoc. 15 Year TBA
4.50%	07/01/22	1,800	1,707,750
5.00%	07/01/22	30,200	29,180,750
Federal National Mortgage Assoc. 30 Year TBA
4.50%	07/01/37	1,300	1,181,781
5.00%	07/37-08/37	60,200	56,381,095
5.50%	07/01/37	27,800	26,809,625
6.00%	07/01/37	71,100	70,322,308
Government National Mortgage Assoc. I
8.00%	12/07-07/17	171	179,521
5.50%	11/08-01/36	22,093	21,509,252
6.50%(d)	03/16-11/34	4,510	4,606,511
7.00%	09/17-05/32	944	983,792
9.00%	05/18-06/21	121	129,627
10.00%	12/15/20	3	3,476
7.50%	01/26-11/29	350	366,911
6.00%(c)	01/28-12/36	14,706	14,655,651
4.50%	12/34-01/35	4,463	4,096,989
5.00%	05/36-06/36	4,261	4,032,250
Government National Mortgage Assoc. I 30 Year TBA
6.00%	07/01/37	23,400	23,275,699
8.00%	07/01/37	15,000	15,862,500
Government National Mortgage Assoc. II
7.00%	03/24-05/27	325	337,832
8.00%	08/20/24	155	163,227
7.50%	10/20/25	25	26,554
6.00%	02/29-05/36	22,606	22,514,995
5.50%	05/34-02/37	59,512	57,676,285
5.00%	11/20/35	5,387	5,078,327
Government National Mortgage Assoc. II 30 Year TBA
5.00%	07/01/37	25,700	24,246,408
6.50%	07/37-08/37	19,600	19,909,219
Government National Mortgage Assoc. II ARM
3.50%(e)	07/20/34	6,124	6,069,617

TOTAL MORTGAGE PASS-THROUGHS (Cost $436,695,116)			433,555,665

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
Countrywide Home Loans, Series 04-J4, Class 2A1
5.00%	05/25/19	522	512,944
Credit Suisse First Boston Mortgage Securities Corp., Series 04-7, Class 6A1
5.25%	10/25/19	429	423,044
Federal National Mortgage Assoc., Series 03-130, Class SP (IO)
1.68%(f)	08/25/28	3,781	71,304
Government National Mortgage Assoc., Series 05-71, Class AB
5.50%	09/20/35	1,076	1,065,995
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3
3.76%(e)	11/25/33	1,566	1,556,559
Master Asset Securitization Trust, Series 04-8, Class 3A1
5.25%	08/25/19	284	275,113
Washington Mutual Mortgage Loan Trust, Series 03-S12, Class 3A
5.00%	11/25/18	231	226,310

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,158,765)			4,131,269

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.7%
The Money Store Small Business Administration Loan Trust, Series 99-1, Class A
6.05%(e)	07/15/25	137	136,144
Structured Asset Receivables Trust, Series 03-2
5.72%(e)(g)(h)	01/21/09	1,024	1,023,658

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,160,257)			1,159,802

ASSET BACKED SECURITY — 0.9%
Option One Mortgage Loan Trust, Series 06-1, Class 2A1
5.39%(e)
(Cost $1,553,578)	01/25/36	1,554	1,553,779

		PAR/ SHARES (000)
SHORT TERM INVESTMENTS — 8.4%
Federal National Mortgage Assoc., Discount Notes
5.13%(i)	07/23/07	14,700	14,653,916
Galileo Money Market Fund,
5.04%(j)		215	214,915

TOTAL SHORT TERM INVESTMENTS (Cost $14,868,831)			14,868,831

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

GNMA PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

		NUMBER OF CONTRACTS		VALUE
CALL SWAPTIONS PURCHASED — 0.1%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		500	(k)	$141,150
Deutsche Bank, Strike Rate 5.090%, Expires 08/28/07		300	(k)	286

TOTAL CALL SWAPTIONS PURCHASED (Cost $244,100)				141,436

PUT SWAPTIONS PURCHASED — 0.2%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		500	(k)	280,600
Deutsche Bank, Strike Rate 5.090%, Expires 08/28/07		300	(k)	132,141

TOTAL PUT SWAPTIONS PURCHASED (Cost $245,000)				412,741

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENT — 258.0% (Cost $458,925,647)				455,823,523

	MATURITY	PAR (000)
AFFILIATED INVESTMENT — 0.0%
Commercial Mortgage Backed Securities — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42
7.43%
(Cost $3,249)	09/01/22	$3		3,178

TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 258.0% (Cost $458,928,896(a))				455,826,701

MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS — (123.3)%
Federal Home Loan Mortgage Corp. Gold 15 Year
6.00%	07/01/22	(400)		(401,625)
Federal Home Loan Mortgage Corp. Gold 30 Year
5.50%	08/01/37	(10,000)		(9,640,620)
Federal National Mortgage Assoc. 15 Year
5.00%	07/01/22	(30,000)		(28,987,500)
Federal National Mortgage Assoc. 30 Year
5.00%	07/01/37	(60,000)		(56,193,720)
5.50%	07/01/37	(37,000)		(35,681,875)
6.00%	07/01/37	(70,000)		(69,234,340)
Government National Mortgage Assoc. I 30 Year
5.50%	07/01/37	(8,000)		(7,762,496)
Government National Mortgage Assoc. II 30 Year
6.50%	07/01/37	(9,800)		(9,959,201)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS (Proceeds $217,522,219)				(217,861,377)

		NUMBER OF CONTRACTS
CALL SWAPTIONS WRITTEN — 0.0%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(300	)(k)	(17,569)
Salomon Brothers, Strike Rate 5.080%, Expires 09/06/07		(300	)(k)	(1,197)

TOTAL CALL SWAPTIONS WRITTEN (Premiums received $179,250)				(18,766)

PUT SWAPTIONS WRITTEN — (0.2)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(300	)(k)	(142,980)
Salomon Brothers, Strike Rate 5.080%, Expires 09/06/07		(300	)(k)	(136,914)

TOTAL PUT SWAPTIONS WRITTEN (Premiums received $179,250)				(279,894)

TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 134.5%				237,666,664

LIABILITIES IN EXCESS OF OTHER ASSETS — (34.5)% (including $307,005,268 of payable for investments purchased and $246,095,270 of receivable for investments sold)				(61,006,753)

NET ASSETS — 100.0%				$176,659,911

(a)	Cost for federal income tax purposes is $458,952,014. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$1,091,974
Gross unrealized depreciation	(4,217,287)

$(3,125,313)

(b)	Par held at June 30, 2007 is less than $500.
(c)	Security, or a portion thereof, with a market value of $1,331,900, has been pledged as collateral for swap and swaption contracts.
(d)

Security, or a portion thereof, pledged as collateral with a value of $617,241 on 530 short U.S. Treasury Note futures contracts expiring September 2007. The value of such contracts on June 30, 2007 was $63,550,409 with an unrealized loss of $354,587 (including commissions of $1,166).

(e)	Variable rate security. Rate shown is the rate as of June 30, 2007.
(f)	The rate shown is the effective yield as of June 30, 2007.
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 0.6% of its net assets, with a current market value of $1,023,658 in securities restricted as to resale.

(h)	Security is illiquid. As of June 30, 2007, the Portfolio held 0.6% of its net assets, with a current market value of $1,023,658in these securities.
(i)	The rate shown is the effective yield at the time of purchase.
(j)	Represents current yield as of June 30, 2007.
(k)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

MANAGED INCOME PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
TRUST PREFERRED STOCKS — 2.0%
Banks — 0.6%
Bank of America Corp. Capital Trust XI, Capital Securities
6.62%	05/23/36	$570	$581,206
Lloyds TSB Bank Plc, Subordinated Notes
6.90%(b)		2,000	1,972,000
Mellon Captial IV, Capital Securities
6.24%(b)(c)		1,125	1,135,147
Wachovia Capital Trust III, Income Trust Securities
5.80%(c)	03/15/42	1,025	1,020,533

			4,708,886

Finance — 0.4%
Goldman Sachs Capital Trust II, Unsecured Notes
5.79%(b)(c)(d)		1,440	1,405,361
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities
5.86%(b)(c)		1,935	1,895,445

			3,300,806

Insurance — 0.5%
CHUBB Corp., Capital Securities
6.38%(c)	03/29/67	775	757,872
MetLife, Inc., Junior Subordinated Debentures
6.40%(c)	12/15/66	1,565	1,449,741
Progressive Corp., Junior Subordinated Notes
6.70%(c)	06/15/37	1,265	1,257,244

			3,464,857

Yankee — 0.5%
Banks — 0.1%
The Royal Bank of Scotland Capital Trust (United Kingdom), Bank Guaranteed Bonds
6.80%(b)(e)		1,000	977,500

Finance — 0.4%
Credit Suisse (Guernsey), Unsecured Notes
5.86%(b)(c)(e)		2,940	2,832,578

Total Yankee			3,810,078

TOTAL TRUST PREFERRED STOCKS (Cost $15,590,327)			15,284,627

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 4.3%
Overseas Private Investment Co.
4.09%	05/29/12	493	469,894
4.30%	05/29/12	1,380	1,317,940
4.64%	05/29/12	1,035	1,002,101
4.68%	05/29/12	585	542,898
4.87%	05/29/12	4,430	4,330,171
5.40%	05/29/12	5,508	5,689,889
Resolution Funding Corp., Strip Bonds
6.29%(f)	07/15/18	1,725	959,507
6.30%(f)	10/15/18	1,725	945,374
Small Business Administration Participation Certificates, Series 96-20B, Class 1
6.38%	02/01/16	1,626	1,649,899
Small Business Administration Participation Certificates, Series 96-20K, Class 1
6.95%	11/01/16	2,131	2,183,265
Small Business Administration Participation Certificates, Series 97, Class A
6.10%(c)(g)	08/15/22	420	416,352
Small Business Administration Participation Certificates, Series 97-20B, Class 1
7.10%	02/01/17	1,918	1,968,058
Small Business Administration Participation Certificates, Series 97-20F, Class 1
7.20%	06/01/17	484	498,664
Small Business Administration Participation Certificates, Series 97-20G, Class 1
6.85%	07/01/17	3,553	3,636,848
U.S. Treasury Bonds
6.25%	08/15/23	1,325	1,471,268
4.75%	02/15/37	5,675	5,350,907

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $31,988,782)			32,433,035

MORTGAGE PASS-THROUGHS — 62.4%
Federal Home Loan Mortgage Corp. ARM
4.36%(c)	01/01/35	5,780	5,681,222
5.89%(c)	05/01/37	4,900	4,893,836
Federal Home Loan Mortgage Corp. Gold
6.50%	03/09-12/30	520	529,526
4.00%	05/01/10	1,572	1,533,771
6.00%	11/14-02/32	1,092	1,097,586
5.50%	10/17-05/37	33,840	32,658,098
4.50%	05/18-08/20	9,689	9,233,731
5.00%	12/18-04/36	2,655	2,545,242
7.50%	11/25-10/27	20	20,764
7.00%	04/29-04/32	45	46,647
Federal Home Loan Mortgage Corp. Gold 15 Year TBA
5.00%	07/01/22	7,000	6,763,750
Federal Home Loan Mortgage Corp. Gold 30 Year TBA
6.00%	07/01/37	10,000	9,906,250
Federal National Mortgage Assoc.
7.00%	08/08-08/36	1,518	1,565,740
6.50%	02/11-07/37	13,454	13,607,767
5.50%	09/13-02/36	43,962	42,812,905
5.00%	01/18-10/35	52,081	49,430,143
4.00%	05/01/19	4,446	4,125,497
4.50%	06/19-04/21	6,720	6,386,032
6.00%	01/21-05/36	12,225	12,181,323
Federal National Mortgage Assoc. 15 Year TBA
4.50%	07/01/22	7,500	7,115,625
5.00%	07/01/22	11,000	10,628,750
Federal National Mortgage Assoc. 30 Year TBA
4.50%	07/01/37	9,000	8,181,558
5.00%	07/01/37	40,000	37,475,000
5.50%	07/01/37	102,600	98,944,875

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MORTGAGE PASS-THROUGHS (Continued)
6.00%	07/01/37	$85,700	$84,762,614
6.50%	07/01/37	3,800	3,835,625
Federal National Mortgage Assoc. ARM
4.29%(c)	12/01/34	5,426	5,342,734
5.37%(c)	05/01/37	3,776	3,736,250
Government National Mortgage Assoc. I
9.50%	09/16-11/16	16	17,029
9.00%	03/15/18	12	13,188
6.50%	12/23-10/34	690	703,680
6.00%	11/28-10/33	412	411,001
5.50%	11/15/33	37	36,188
Government National Mortgage Assoc. I 30 Year TBA
6.00%	07/01/37	2,000	1,989,376

TOTAL MORTGAGE PASS-THROUGHS (Cost $471,519,966)			468,213,323

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.6%
Federal Home Loan Mortgage Corp., Series 231 (IO)
5.50%(h)	08/01/35	1,547	411,332
Federal Home Loan Mortgage Corp., Series 2587, Class WX
5.00%	03/15/18	2,370	2,264,958
Federal Home Loan Mortgage Corp., Series 2825, Class VP
5.50%	06/15/15	3,211	3,200,315
Federal Home Loan Mortgage Corp., Series 2933, Class HD
5.50%	02/15/35	3,300	3,285,862
Federal Home Loan Mortgage Corp., Series 3033, Class JB
5.50%	11/15/32	3,143	3,127,895
Federal National Mortgage Assoc., Series 03-118, Class FD
5.72%(c)	12/25/33	5,433	5,480,077
Federal National Mortgage Assoc., Series 04-82, Class HJ
5.50%	09/25/32	9,245	9,149,475
Federal National Mortgage Assoc., Series 05-48, Class AR
5.50%	02/25/35	5,219	5,188,607
Federal National Mortgage Assoc., Series 346, Class 2 (IO)
5.50%(h)	12/01/33	3,973	1,034,358
Federal National Mortgage Assoc., Series 354, Class 2 (IO)
5.50%(h)	11/01/34	3,162	839,341
Federal National Mortgage Assoc., Series 378, Class 19 (IO)
5.00%(h)	06/01/35	8,139	2,011,509
JPMorgan Alternative Loan Trust, Series 05-S1, Class 2A16
6.00%	12/25/35	2,766	2,766,692
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2
7.37%	08/15/26	5,315	5,549,422
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4
5.37%	09/15/39	1,915	1,849,352
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A
5.38%(c)	07/25/36	3,191	3,189,205
Summit Mortgage Trust, Series 00-1, Class B1
6.60%(c)(g)	12/28/12	32	31,655

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,735,297)			49,380,055

COMMERCIAL MORTGAGE BACKED SECURITIES — 14.8%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2
6.50%	04/15/36	3,776	3,873,021
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4
6.19%	06/11/35	3,670	3,746,932
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2
7.32%	10/15/32	4,590	4,798,813
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6
4.82%	11/11/41	1,315	1,244,316
Commercial Mortgage Acceptance Corp., Series 98-C2, Class A2
6.03%	03/15/08	1,696	1,696,847
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C2, Class A2
6.30%	11/11/30	6,937	6,991,960
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2
5.18%	08/15/12	4,575	4,474,834
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2
4.94%	12/15/35	4,865	4,695,957
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 98-CF1, Class A1B
6.41%	02/18/31	3,740	3,745,364
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B
7.18%	11/10/33	4,046	4,210,581
Federal National Mortgage Assoc., Series 06-M2, Class A2A
5.27%	10/20/32	7,525	7,248,850
First Union National Bank Commercial Mortgage Trust, Series 01-C2, Class A2
6.66%	01/12/43	4,090	4,225,862
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3
6.27%	12/10/35	3,800	3,893,774
General Electric Capital Commercial Mortgage Corp., Series 02-2A, Class A3
5.35%	08/11/36	4,240	4,183,098

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2
7.18%	08/15/36	$3,025	$3,104,399
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3
6.14%	10/18/30	3,811	3,822,437
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A4
4.96%	08/10/38	3,500	3,432,315
Goldman Sachs Mortgage Securities Corp. II, Series 07-GG10, Class A4
5.99%(c)	08/10/45	5,000	4,991,095
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01, Class A3
6.43%	06/15/11	3,320	3,410,626
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3
5.86%	10/12/35	3,840	3,868,262
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C7, Class A2
4.06%(c)	08/15/10	2,480	2,419,847
Morgan Stanley Capital I, Inc., Series 98-HF2, Class A2
6.48%	11/15/30	3,257	3,275,022
Morgan Stanley Dean Witter Capital I, Inc., Series 00-LIF2, Class A2
7.20%	09/15/10	3,866	4,006,248
Salomon Brothers Mortgage Securities VII, Series 00-C1, Class A2
7.52%	12/18/09	5,565	5,772,951
Structured Asset Receivables Trust, Series 03-2
5.72%(c)(g)(i)	01/21/09	2,416	2,414,783
TIAA Real Estate Collateralized Debt Obligation Ltd., Series 01-C1A, Class A4
6.68%(g)	06/19/31	5,330	5,433,622
USGI, Series 87
7.43%	12/01/22	88	87,982
Wachovia Bank Commercial Mortgage Trust, Series 03, Class C6
5.12%	08/15/35	4,470	4,333,409
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO)
2.12%(g)(h)	05/25/36	40,429	1,871,316

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $114,511,058)			111,274,523

PROJECT LOANS — 2.4%
Whittier Rehab at Haverhill Project Loan
7.60%(i)	12/01/39	10,732	10,816,714
Whittier Rehab at Westborough Project Loan
8.12%	02/28/37	6,849	6,866,054

TOTAL PROJECT LOANS (Cost $17,310,603)			17,682,768

CERTIFICATES OF DEPOSIT — 1.4%
Barclays Bank Plc (United Kingdom)
5.37%(c)(d)	03/13/09	9,180	9,188,189
SunTrust Bank, Inc.
4.42%	06/15/09	1,260	1,233,934

TOTAL CERTIFICATES OF DEPOSIT (Cost $10,440,000)			10,422,123

ASSET BACKED SECURITIES — 13.6%
Aames Mortgage Investment Trust, Series 06-1, Class A1
5.38%(c)	04/25/36	1,451	1,451,280
American Express Credit Account Master Trust, Series 05-3, Class A
5.32%(c)	01/18/11	5,525	5,518,479
American Express Credit Account Master Trust, Series 05-5, Class A
5.36%(c)	02/15/13	5,350	5,350,381
Ameriquest Mortgage Securities, Inc., Series 04-R11, Class A1
5.62%(c)	11/25/34	2,490	2,495,705
Bear Stearns, Inc., Series 06-HE1, Class 1A1
5.41%(c)	01/25/30	1,913	1,912,436
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A
5.40%(g)	01/20/09	7,838	7,838,181
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1
5.37%(c)	10/25/36	3,453	3,452,706
Chase Issuance Trust, Series 04-A9, Class A9
3.22%	06/15/10	5,675	5,641,605
Citibank Credit Card Issuance Trust, Series 00, Class A3
6.88%	11/16/09	6,275	6,310,961
Countrywide Certificates, Series 04-14, Class A4
5.60%(c)	06/25/35	745	746,544
Countrywide Certificates, Series 05-16, Class 4AV1
5.42%(c)	07/25/26	1,084	1,083,881
Countrywide Certificates, Series 06-18, Class 2A1
5.37%(c)	07/25/36	5,781	5,781,676
DaimlerChrysler Auto Trust, Series 06-A, Class A3
5.00%	05/08/10	5,200	5,187,270
DaimlerChrysler Auto Trust, Series 06-B, Class A2
5.30%	10/08/08	1,202	1,202,232
DaimlerChrysler Auto Trust, Series 06-D, Class A4
4.94%	02/08/12	5,450	5,386,377
Discover Card Master Trust I, Series 05-1, Class A
5.33%(c)	09/16/10	4,425	4,409,725
Fieldstone Mortgage Investment Corp., Series 06-1, Class A1
5.40%(c)	05/25/36	2,490	2,490,039
Ford Credit Auto Owner Trust, Series 05-A, Class A3
3.48%	11/15/08	1,455	1,451,305

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
Ford Credit Auto Owner Trust, Series 05-C, Class A3
4.30%	08/15/09	$3,873	$3,854,495
Green Tree Financial Corp., Series 96-7, Class A6
7.65%	10/15/27	2,582	2,650,608
IndyMac Residential Trust, Series 06-D, Class 2A1
5.37%(c)	11/25/36	2,920	2,920,603
MBNA Credit Card Master Notes Trust, Series 06, Class A1
4.90%	07/15/11	5,175	5,145,054
Morgan Stanley Home Equity Loans, Series 06-2, Class A1
5.39%(c)	02/25/36	1,884	1,883,621
Residential Asset Mortgage Products, Inc., Series 06-RS4, Class A1
5.40%(c)	07/25/36	3,471	3,471,234
Residential Asset Mortgage Products, Inc., Series 06-RS5, Class A1
5.39%(c)	09/25/36	2,506	2,505,843
Structured Asset Investment Loan Trust, Series 06-2, Class A1
5.38%(c)	04/25/36	826	825,598
Structured Asset Securities Corp., Series 07-BC1, Class A2
5.37%(c)	02/25/37	4,599	4,596,254
USAA Auto Owner Trust, Series 06-4, Class A4
4.98%	10/15/12	4,825	4,776,634
Wachovia Auto Owner Trust, Series 06-A, Class A2
5.41%	04/20/09	1,880	1,881,411

TOTAL ASSET BACKED SECURITIES (Cost $102,517,297)			102,222,138

CORPORATE BONDS — 16.0%
Aerospace — 0.1%
Raytheon Co., Senior Unsecured Notes
4.50%	11/15/07	383	381,657

Banks — 3.9%
Bank of America Corp., Senior Unsecured Notes
4.50%	08/01/10	130	126,952
Bank of America Corp., Subordinated Bank Notes
6.10%	06/15/17	1,525	1,542,283
Bank of America Corp., Subordinated Notes
7.80%	02/15/10	1,190	1,257,836
Bank of New York Co., Inc., Senior Notes
3.75%	02/15/08	1,350	1,336,393
BankBoston N.A., Subordinated Notes
7.00%	09/15/07	1,500	1,503,408
Citigroup, Inc., Senior Unsecured Notes
6.20%	03/15/09	1,200	1,216,126
5.88%	05/29/37	1,595	1,520,588
Citigroup, Inc., Unsecured Notes
3.62%(j)	02/09/09	3,655	3,559,780
4.12%	02/22/10	3,900	3,783,300
DEPFA Bank Plc, Senior Notes
4.25%(g)	08/16/10	2,150	2,084,732
JPMorgan Chase & Co., Senior Notes
2.62%	06/30/08	835	812,372
JPMorgan Chase & Co., Subordinated Notes
6.00%(k)	07/05/17	2,950	2,950,088
SunTrust Bank, Inc., Senior Unsecured Notes
3.62%	10/15/07	1,540	1,532,060
U.S. Bancorp, Senior Unsecured Notes
3.95%	08/23/07	335	334,342
U.S. Bank N.A., Subordinated Notes
6.50%	02/01/08	2,420	2,429,109
Wachovia Bank N.A., Senior Bank Notes
4.38%	08/15/08	95	93,661
Wells Fargo & Co., Senior Unsecured Notes
4.20%	01/15/10	580	565,312
Wells Fargo & Co., Unsecured Notes
4.62%	08/09/10	2,115	2,068,191
4.88%	01/12/11	705	691,964

			29,408,497

Broadcasting — 0.2%
News America Holdings, Inc., Senior Debentures
7.12%	04/08/28	300	309,288
7.62%	11/30/28	1,150	1,244,907

			1,554,195

Energy & Utilities — 0.4%
Florida Power & Light Co., First Mortgage Bonds
4.95%	06/01/35	600	509,203
Florida Power Corp., First Mortgage Bonds
6.65%	07/15/11	960	994,830
5.90%	03/01/33	175	168,218
MidAmerican Energy Holdings Co. Bonds
5.95%(g)	05/15/37	1,125	1,060,268

			2,732,519

Entertainment & Leisure — 0.6%
Comcast Cable Holdings LLC, Senior Debentures
7.88%	02/15/26	790	880,611
Comcast Cable Holdings LLC, Senior Notes
7.12%	02/15/28	620	637,922
Comcast Corp., Senior Unsecured Bonds
6.50%	11/15/35	475	460,441
Comcast Corp., Senior Unsecured Notes
7.05%	03/15/33	315	325,121

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
Time Warner Cos., Inc., Senior Debentures
9.15%	02/01/23	$535	$646,835
8.38%	03/15/23	500	573,968
7.57%	02/01/24	750	801,179

			4,326,077

Finance — 5.2%
Associates Corp. N.A., Senior Notes
6.25%(d)	11/01/08	690	697,556
BAE Systems Holdings, Inc., Unsecured Notes
5.20%(g)	08/15/15	710	678,279
The Bear Stearns & Co., Inc., Notes
4.55%	06/23/10	750	729,386
Berkshire Hathaway Finance Corp., Senior Unsecured Notes
3.38%	10/15/08	1,925	1,878,421
4.12%	01/15/10	215	209,030
General Electric Capital Corp., Senior Unsecured Notes
5.00%	12/10-04/12	10,020	9,879,011
General Electric Capital Corp., Unsecured Notes
5.00%	11/15/11	5,205	5,100,739
The Goldman Sachs Group, Inc., Senior Unsecured Notes
5.25%	10/15/13	4,635	4,493,327
Household Finance Corp., Senior Unsecured Notes
6.50%	11/15/08	1,615	1,637,678
Lehman Brothers Holdings, Inc., Unsecured Notes
5.50%(c)	05/25/10	4,125	4,121,358
Morgan Stanley, Senior Notes
5.60%(c)(d)	01/09/12	5,920	5,909,178
5.55%	04/27/17	795	762,734
Morgan Stanley, Senior Unsecured Notes
6.75%	04/15/11	625	648,016
Morgan Stanley, Unsecured Notes
5.05%	01/21/11	1,690	1,655,061
USAA Capital Corp., Senior Unsecured Notes
4.00%(g)	12/10/07	920	913,995

			39,313,769

Insurance — 0.8%
ASIF Global Financing, Unsecured Notes
3.90%(g)	10/22/08	285	279,658
MetLife, Inc., Senior Unsecured Notes
6.38%	06/15/34	350	354,329
Monumental Global Funding II, Unsecured Notes
2.80%(g)	07/15/08	2,480	2,412,668
New York Life Global Funding, Unsecured Notes
3.88%(g)	01/15/09	775	758,221
TIAA Global Markets, Senior Unsecured Notes
4.12%(g)	11/15/07	1,850	1,841,078
WellPoint, Inc., Unsecured Notes
5.85%	01/15/36	370	337,622

			5,983,576

Manufacturing — 0.1%
Belvoir Land LLC Class II, Unsecured Notes
5.40%(g)	12/15/47	1,175	1,043,870

Motor Vehicles — 0.0%
DaimlerChrysler N.A. Holding Corp., Unsecured Notes
4.05%	06/04/08	150	147,896

Real Estate — 0.2%
The Rouse Co., Unsecured Notes (REIT)
3.62%	03/15/09	1,615	1,547,897

Telecommunications — 0.4%
AT&T Broadband Corp., Unsecured Notes
8.38%	03/15/13	1,195	1,333,990
BellSouth Telecommunications, Debentures
6.40%(l)	12/15/35	900	454,253
GTE Corp., Debentures
6.94%	04/15/28	150	154,276
New England Telephone & Telegraph Co., Debentures
7.88%	11/15/29	200	218,813
Sprint Nextel Corp., Unsecured Notes
6.00%	12/01/16	525	498,044

			2,659,376

Yankee — 4.1%
Banks — 1.6%
HBOS Treasury Services Plc (United Kingdom), Senior Unsecured Notes
3.60%(e)(g)	08/15/07	855	853,726
HBOS Treasury Services Plc (United Kingdom), Unsecured Notes
3.50%(e)(g)	11/30/07	1,630	1,619,345
National Landeskreditbank Baden-Wurttemberg (Germany), Unsecured Notes
4.25%(e)	09/15/10	2,800	2,721,569
Rabobank Nederland (Netherlands), Senior Notes
5.35%(c)(e)(g)	04/06/09	7,105	7,108,702

			12,303,342

Energy & Utilities — 0.0%
Suncor Energy, Inc. (Canada), Unsecured Notes
6.50%(e)	06/15/38	70	70,341

Finance — 1.1%
Eksportfinans ASA (Norway), Unsecured Notes
3.38%(e)	01/15/08	3,770	3,734,245
Nationwide Building Society (United Kingdom), Senior Unsecured Notes
3.50%(e)(g)	07/31/07	1,725	1,723,035

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)		VALUE
CORPORATE BONDS (Continued)
Yankee (Continued)
Finance (Continued)
Nationwide Building Society (United Kingdom), Unsecured Notes 4.25%(e)(g)	02/01/10	$90		$87,283
Pemex Finance Ltd. (Cayman Islands), Senior Unsecured Notes 9.03%(e)	02/15/11	2,629		2,802,221

				8,346,784

Government — 0.7%
AID-Israel (Israel), Unsecured Notes
5.50%(e)	09/18/23	5,000		4,959,875

Telecommunications — 0.7%
Telecom Italia Capital (Italy), Senior Unsecured Notes
6.00%(e)	09/30/34	75		67,569
Telecom Italia Capital (Italy), Unsecured Notes
5.25%(e)	10/01/15	1,000		929,866
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes
6.42%(e)	06/20/16	600		608,371
7.04%(e)	06/20/36	500		517,789
Telefonica Europe BV (Netherlands), Senior Unsecured Notes
7.75%(e)	09/15/10	475		503,539
Vodafone Group Plc (United Kingdom), Unsecured Notes
5.45%(c)(e)	12/28/07	2,715		2,716,146
5.00%(e)	12/16/13	90		85,451

				5,428,731

Total Yankee				31,109,073

TOTAL CORPORATE BONDS (Cost $121,932,447)				120,208,402

FOREIGN BONDS — 1.0%
Finland — 0.2%
Republic of Finland, Senior Unsecured Notes (JPY)
0.30%	10/18/07	220,900		1,790,992

Germany — 0.3%
Kreditanstalt Fur Wiederaufbaure, Unsecured Notes (JPY)
0.46%(c)	08/08/11	267,000		2,168,829

Japan — 0.5%
Nippon Telegraph & Telephone Corp., Unsecured Notes (JPY)
2.50%	07/25/07	168,000		1,365,911
Pfizer, Inc. Bonds (JPY)
0.80%	03/18/08	268,000		2,173,981

				3,539,892

TOTAL FOREIGN BONDS (Cost $7,730,698)				7,499,713

TAXABLE MUNICIPAL BONDS — 1.1%
Los Angeles County California Pension Obligation Revenue Bonds, Series 95, Class D
6.97%	06/30/08	7,355		7,470,768
Ohana Hawaii Military Communities LLC, Military Housing Revenue Bonds (Navy Housing Privatization Project), Series 04-A, Class 1
6.19%(g)	04/01/49	750		767,782

TOTAL TAXABLE MUNICIPAL BONDS (Cost $8,105,000)				8,238,550

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 8.2%
Federal National Mortgage Assoc., Discount Notes
5.13%(f)	07/23/07	60,600		60,410,019
Galileo Money Market Fund,
5.04%(m)		822		822,042

TOTAL SHORT TERM INVESTMENTS (Cost $61,232,061)				61,232,061

		NUMBER OF CONTRACTS
CALL SWAPTIONS PURCHASED — 0.3%
Bank of America, Strike Rate 5.470%, Expires	05/08/12	2,280	(n)	643,644
Barclays Capital, Strike Rate 5.520%, Expires	09/19/16	980	(n)	413,453
Lehman Brothers, Strike Rate 5.390%, Expires	03/19/12	1,330	(n)	351,253
Lehman Brothers, Strike Rate 6.025%, Expires	06/08/12	1,598	(n)	668,603

TOTAL CALL SWAPTIONS PURCHASED (Cost $2,648,241)				2,076,953

PUT SWAPTIONS PURCHASED — 0.4%
Bank of America, Strike Rate 5.470%, Expires	05/08/12	2,280	(n)	1,279,536
Barclays Capital, Strike Rate 5.520%, Expires	09/19/16	980	(n)	732,267
Deutsche Bank, Strike Rate 5.900%, Expires	08/31/07	1,680	(n)	65,688
Lehman Brothers, Strike Rate 5.390%, Expires	03/19/12	1,330	(n)	782,838
Lehman Brothers, Strike Rate 6.025%, Expires	06/08/12	1,598	(n)	608,039

TOTAL PUT SWAPTIONS PURCHASED (Cost $2,803,473)				3,468,368

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENT — 134.5% (Cost $1,018,065,250)				1,009,636,639

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

MANAGED INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)		VALUE
AFFILIATED INVESTMENT — 0.1%
Asset Backed Securities — 0.1%
Merrill Lynch Mortgage Investors, Inc., Series 05-HE2, Class A2A 5.43%(c)
(Cost $837,543)	09/25/36	$838		$837,669

TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 134.6% (Cost $1,018,902,793(a))				1,010,474,308

MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS — (11.5)%
Federal Home Loan Mortgage Corp. Gold 15 Year
4.50%	07/01/22	(5,400)		(5,124,935)
Federal National Mortgage Assoc. 15 Year
5.50%	07/01/22	(6,100)		(6,008,500)
Federal National Mortgage Assoc. 30 Year
5.00%	07/01/37	(16,500)		(15,458,437)
5.50%	07/01/37	(59,000)		(56,898,125)
6.00%	07/01/37	(3,000)		(2,967,186)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS (Proceeds $86,117,707)				(86,457,183)

		NUMBER OF CONTRACTS
CALL SWAPTIONS WRITTEN — (0.1)%
Barclays Capital, Strike Rate 5.140%, Expires	04/21/08	(960	)(n)	(56,223)
Chase Securities, Strike Rate 5.485%, Expires	10/26/09	(1,060	)(n)	(234,260)
Citibank, Strike Rate 5.670%, Expires	01/04/10	(1,000	)(n)	(272,600)
Lehman Brothers, Strike Rate 5.115%, Expires	03/19/08	(1,330	)(n)	(66,234)

TOTAL CALL SWAPTIONS WRITTEN (Premiums received $1,611,718)				(629,317)

PUT SWAPTIONS WRITTEN — (0.3)%
Barclays Capital, Strike Rate 5.140%, Expires	04/21/08	(960	)(n)	(457,536)
Chase Securities, Strike Rate 5.485%, Expires	10/26/09	(1,060	)(n)	(472,124)
Citibank, Strike Rate 5.670%, Expires	01/04/10	(1,000	)(n)	(389,460)
Lehman Brothers, Strike Rate 5.115%, Expires	03/19/08	(1,330	)(n)	(638,134)

TOTAL PUT SWAPTIONS WRITTEN (Premiums received $1,611,718)				(1,957,254)

TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 122.7%				921,430,554
LIABILITIES IN EXCESS OF OTHER ASSETS — (22.7)% (including $303,427,595 of payable for investments purchased and $124,021,906 of receivable for investments sold)				(170,591,413)

NET ASSETS — 100.0%				$750,839,141

(a)	Cost for federal income tax purposes is $1,019,176,792. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$3,505,842
Gross unrealized depreciation	(12,208,326)

$(8,702,484)

(b)	The security is a perpetual bond and has no stated maturity date.
(c)	Variable rate security. Rate shown is the rate as of June 30, 2007.
(d)	Security, or a portion thereof, with a market value of $4,117,245, has been pledged as collateral for swap and swaption contracts.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	The rate shown is the effective yield at the time of purchase.
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 5.5% of its net assets, with a current market value of $41,238,551 in securities restricted as to resale.

(h)	The rate shown is the effective yield as of June 30, 2007.
(i)	Security is illiquid. As of June 30, 2007, the Portfolio held 1.8% of its net assets, with a current market value of $13,231,497 in these securities.
(j)

Security, or a portion thereof, pledged as collateral with a value of $3,559,780 on 277 short U.S. Treasury Note futures contracts, 168 long U.S. Treasury Note futures contracts, 413 long U.S Treasury Bond futures contracts and 94 long Euro-Bund futures contracts expiring September 2007. The value of such contracts on June 30, 2007 was $132,522,065 with an unrealized loss of $426,079 (including commissions of $1,532).

(k)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. As of June 30, 2007, this security had a total market value of $2,950,088 which represents 0.4% of net assets.

(l)	The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
(m)	Represents current yield as of June 30, 2007.
(n)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INTERNATIONAL BOND PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
FOREIGN BONDS — 73.1%
Australia — 0.6%
New South Wales Treasury Corp. (AUD)
7.00%	12/01/10	$4,130	$3,534,353

Austria — 2.6%
Republic of Austria Government Bonds (EUR)
5.00%	07/15/12	10,250	14,131,363

Belgium — 3.2%
Kingdom of Belgium (EUR)
5.75%	03/28/08	8,500	11,615,370
3.75%	03/28/09	4,250	5,684,399

			17,299,769

Canada — 4.1%
Government of Canada Bonds (CAD)
5.25%	06/01/12	5,900	5,705,817
5.75%	06/01/33	375	419,796
3.00%	12/01/36	1,805	2,205,127
5.00%	06/01/37	3,000	3,051,622
2.00%	12/01/41	360	333,952
Province of Ontario, Notes (CAD)
4.50%	03/08/15	3,600	3,314,203
Royal Bank of Canada, Senior Unsecured Notes (GBP)
4.62%	12/07/10	3,830	7,309,511

			22,340,028

Czechoslovakia — 1.0%
Czech Republic Government Bonds (CZK)
4.00%	04/11/17	123,400	5,496,763

Denmark — 3.3%
Kingdom of Denmark (DKK)
4.00%	11/15/17	19,050	3,286,367
7.00%	11/10/24	11,700	2,685,308
Nykredit Denmark (DKK)
4.83%(b)	10/01/38	20,192	3,455,659
Realkredit Denmark (DKK)
4.51%(b)	10/01/38	50,421	8,619,857

			18,047,191

Finland — 5.5%
Finnish Government Bonds (EUR)
3.00%	07/04/08	12,050	16,084,879
4.25%	07/04/15	10,385	13,749,495

			29,834,374

France — 5.0%
France Government Bonds (EUR)
4.25%	04/25/19	2,525	3,293,795
5.75%	10/25/32	14,750	22,858,158
Reseau Ferre de France, Unsecured Notes (GBP)
5.50%	12/01/21	600	1,175,693

			27,327,646

Germany — 5.1%
Bundesrepublic Deutschland (EUR)
3.25%	07/04/15	1,075	1,329,517
4.00%	01/04/37	7,255	8,731,530
4.25%	07/04/39	12,425	15,619,664
Bundesschatzanweisungen (EUR)
3.75%	03/13/09	1,800	2,407,349

			28,088,060

Iceland — 0.6%
Housing Finance Fund CPI Linked Notes (ISK)
3.75%	09/15/14	199,055	3,368,788

Ireland — 3.6%
GE Capital Euro Funding (EUR)
4.38%	03/30/11	840	1,121,877
Irish Treasury Notes (EUR)
3.25%	04/18/09	14,000	18,546,092

			19,667,969

Italy — 4.8%
Buoni Poliennali del Tesoro (EUR)
5.00%	02/01/12	6,500	8,943,493
4.25%	02/01/15	13,350	17,593,596

			26,537,089

Japan — 10.2%
East Japan Railway Co. (GBP)
4.75%	12/08/31	1,500	2,664,911
Japan Finance Corp. (GBP)
5.75%	08/09/19	2,860	5,733,012
Japan Government Bonds (JPY)
1.08%(b)	01/20/21	1,351,000	10,641,217
2.20%	06/20/26	2,314,000	18,720,312
2.50%	09/20/35	921,500	7,565,644
Japan Government CPI Linked Notes, Series 4 (JPY)
0.50%	06/10/15	479,000	3,694,396
Japan Government CPI Linked Notes, Series 9 (JPY)
1.10%	09/10/16	850,149	6,772,887

			55,792,379

Mexico — 0.8%
Mexican Bonos (MXP)
8.00%	12/15-12/23	26,750	2,530,997
10.00%	11/20/36	13,500	1,579,988

			4,110,985

Netherlands — 4.8%
Netherland Government Bonds (EUR)
2.50%	01/15/08	10,500	14,076,978
4.25%	07/15/13	7,400	9,851,710
3.75%	01/15/23	1,950	2,363,172

			26,291,860

New Zealand — 1.6%
General Electric Capital Corp., Senior Unsubordinated Notes (NZD)
6.50%	09/28/15	5,245	3,688,235
International Bank Reconstruction & Development (NZD)
7.49%(c)	08/20/07	6,620	5,049,697

			8,737,932

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INTERNATIONAL BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
FOREIGN BONDS (Continued)
Portugal — 0.7%
Portugal Government Bonds (EUR)
4.38%	06/16/14	$2,950	$3,933,080

Slovakia — 0.6%
Republic of Slovakia Government Bonds (EUR)
4.38%	05/15/17	2,420	3,156,550

Spain — 3.1%
Bonos y Obligation del Estado (EUR)
6.00%	01/31/08	1,650	2,255,077
5.75%	07/30/32	5,895	9,101,047
Kingdom of Spain (EUR)
5.00%	07/30/12	4,155	5,727,753

			17,083,877

Sweden — 8.2%
AB Spintab, Notes (EUR)
4.38%	04/20/09	1,780	2,392,647
Swedish Government Bonds (SEK)
5.00%	01/28/09	13,435	1,987,159
5.25%	03/15/11	270,000	40,488,946

			44,868,752

Switzerland — 0.3%
European Investment Bank (CHF)
2.00%	08/29/16	2,440	1,788,835

United Kingdom — 3.4%
GE Capital Funding (GBP)
5.12%	03/03/15	2,825	5,290,638
Network Rail Infrastructure Finance, Senior Secured Notes (GBP)
4.88%	11/27/15	1,630	3,053,398
United Kingdom Treasury Bonds (GBP)
4.75%	03/07/20	650	1,234,394
8.00%	06/07/21	2,000	5,050,404
4.25%	03/07/36	590	1,078,808
Wells Fargo & Co., Senior Unsecured Notes (GBP)
5.79%(b)	01/25/12	1,400	2,809,641

			18,517,283

TOTAL FOREIGN BONDS (Cost $386,921,868)			399,954,926

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.0%
U.S. Treasury Bonds
6.25%	08/15/23	1,295	1,437,956
4.75%	02/15/37	925	872,174
U.S. Treasury Inflation Protected Notes
2.50%(d)(e)	07/15/16	2,925	2,960,118

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $5,243,661)			5,270,248

MORTGAGE PASS-THROUGHS — 3.3%
Federal Home Loan Mortgage Corp. ARM
4.61%(b)	02/01/35	5,438	5,370,685
Federal National Mortgage Assoc.
5.50%	03/37-04/37	6,400	6,172,727
Federal National Mortgage Assoc. 30 Year TBA
5.50%	07/01/37	6,900	6,654,188

TOTAL MORTGAGE PASS-THROUGHS (Cost $18,286,710)			18,197,600

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
Banc of America Commercial Mortgage, Inc., Series 04-5, Class A3
4.56%	11/10/41	2,470	2,373,503
Bear Stearns Mortgage Trust, Series 04-13, Class A1
5.69%(b)	11/25/34	2,251	2,254,853
Federal Home Loan Mortgage Corp., Series 232 (IO)
5.00%(f)	08/01/35	7,059	1,828,674
Federal Home Loan Mortgage Corp., Series 3204, Class C
5.50%	04/15/29	6,239	6,177,010
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3
3.76%(b)	11/25/33	5,135	5,104,163
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2
7.37%	08/15/26	1,684	1,758,620
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C8, Class A4
4.51%	12/15/29	3,825	3,664,907

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,297,745)			23,161,730

COMMERCIAL MORTGAGE BACKED SECURITIES — 5.1%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2
6.50%	04/15/36	3,458	3,546,265
Banc of America Commercial Mortgage, Inc., Series 05-1, Class A4
4.89%(b)	11/10/42	4,320	4,233,190
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6
4.82%	11/11/41	1,015	960,442
Commercial Mortgage Acceptance Corp., Series 98-C2, Class A2
6.03%	03/15/08	1,557	1,557,761
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2
4.94%	12/15/35	5,655	5,458,507
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2
7.46%	08/16/33	1,751	1,826,951
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4, Class A4
4.76%	07/10/39	2,150	2,009,885

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INTERNATIONAL BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)		VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Greenwich Capital Commercial Funding Corp., Series 04-GG1A, Class A4
4.76%	06/10/36	$740		$727,745
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3
5.86%	10/12/35	4,530		4,563,341
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-CBX, Class A4
4.53%	01/12/37	2,700		2,595,514
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class A2
6.53%	03/15/31	650		656,662

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $29,474,273)				28,136,263

ASSET BACKED SECURITIES — 4.9%
Chase Issuance Trust, Series 04-A9, Class A9
3.22%	06/15/10	3,450		3,429,698
Citibank Credit Card Issuance Trust, Series 03, Class A6
2.90%	05/17/10	1,375		1,346,277
Citibank Credit Card Issuance Trust, Series 04, Class A4
3.20%(b)(d)	08/24/09	3,175		3,166,230
Ford Credit Auto Owner Trust, Series 05-C, Class A3
4.30%	08/15/09	4,582		4,560,247
Ford Credit Auto Owner Trust, Series 06-A, Class A3
5.05%	03/15/10	5,125		5,112,413
Student Loan Marketing Assoc. Student Loan Trust, Series 03-10 (GBP)
5.15%	09/15/39	1,280		2,413,769
Student Loan Marketing Assoc. Student Loan Trust, Series 05-6, Class A2
5.36%(b)	07/25/16	526		526,055
USAA Auto Owner Trust, Series 06-2, Class A4
5.37%	02/15/12	6,375		6,382,155

TOTAL ASSET BACKED SECURITIES (Cost $26,728,322)				26,936,844

CORPORATE BONDS — 5.2%
Banks — 0.3%
Citigroup, Inc., Unsecured Bonds (JPY)
2.24%	12/09/22	200,000		1,548,449

Finance — 1.9%
General Electric Capital Corp., Senior Unsecured Notes (NZD)
6.62%	02/04/10	5,925		4,392,979
JPMorgan Chase & Co., Senior Unsecured Notes
5.40%(b)	12/22/08	5,800		5,804,158
Pemex Project Funding Master Trust, Senior Unsecured Notes
5.75%	12/15/15	480		470,880

				10,668,017

Yankee — 3.0%
Banks — 2.3%
Rabobank Nederland (Netherlands), Senior Notes
5.35%(b)(g)(h)	04/06/09	12,200		12,206,357

Finance — 0.7%
VTB Capital SA (Luxembourg), Unsecured Notes
5.96%(b)(g)	08/01/08	3,800		3,804,750

Total Yankee				16,011,107

TOTAL CORPORATE BONDS (Cost $28,291,077)				28,227,573

		NUMBER OF CONTRACTS
CALL OPTION PURCHASED — 0.0%
Australian Dollar versus New Zealand Dollar, Strike Rate 1.150%, Expires 10/18/07		696		23,839
(Cost $75,837)

CALL SWAPTIONS PURCHASED — 0.3%
Bank of America, Strike Rate 5.470%, Expires 05/08/12		1,770	(i)	499,671
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16		880	(i)	371,264
Lehman Brothers, Strike Rate 5.390%, Expires 03/19/12		1,060	(i)	279,946
Lehman Brothers, Strike Rate 6.025%, Expires 06/08/12		1,226	(i)	513,168

TOTAL CALL SWAPTIONS PURCHASED (Cost $2,134,121)				1,664,049

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

INTERNATIONAL BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	NUMBER OF CONTRACTS		VALUE
PUT SWAPTIONS PURCHASED — 0.5%
Bank of America, Strike Rate 5.470%, Expires 05/08/12	1,770	(i)	$993,324
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16	880	(i)	657,546
Deutsche Bank, Strike Rate 5.900%, Expires 08/31/07	1,300	(i)	50,830
Lehman Brothers, Strike Rate 5.390%, Expires 03/19/12	1,060	(i)	623,916
Lehman Brothers, Strike Rate 6.025%, Expires 06/08/12	1,226	(i)	466,683

TOTAL PUT SWAPTIONS PURCHASED (Cost $2,254,241)			2,792,299

TOTAL INVESTMENTS BEFORE OUTSTANDING SWAPTIONS WRITTEN — 97.6% (Cost $522,707,855(a))			534,365,371

CALL SWAPTIONS WRITTEN — (0.1)%
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,400	)(i)	(309,400)
Lehman Brothers, Strike Rate 5.115%, Expires 03/19/08	(1,060	)(i)	(52,788)

TOTAL CALL SWAPTIONS WRITTEN (Premiums received $748,575)			(362,188)

PUT SWAPTIONS WRITTEN — (0.2)%
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,400	)(i)	(623,560)
Lehman Brothers, Strike Rate 5.115%, Expires 03/19/08	(1,060	)(i)	(508,588)

TOTAL PUT SWAPTIONS WRITTEN (Premiums received $748,575)			(1,132,148)

TOTAL INVESTMENTS NET OF OUTSTANDING SWAPTIONS WRITTEN — 97.3%			532,871,035
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.7%			14,507,401

NET ASSETS — 100.0%			$547,378,436

(a)	Cost for federal income tax purposes is $522,767,041. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$28,186,649
Gross unrealized depreciation	(16,588,319)

$11,598,330

(b)	Variable rate security. Rate shown is the rate as of June 30, 2007.
(c)	The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
(d)

Security, or a portion thereof, pledged as collateral with a value of $3,975,661 on 956 short U.S. Treasury Note futures contracts, 277 short U.S. Treasury Bond futures contracts, 353 long Euro-Bobl futures contracts, 402 long Euro-Bund futures contracts, 257 long Euro-Schatz futures contracts, 7 short Gilt British futures contracts and 25 long Japan Government Bond futures contracts expiring September 2007 and 256 long Canada Government Bond futures contracts expiring December 2007. The value of such contracts on June 30, 2007 was $386,223,149, with an unrealized loss of $970,176 (including commissions of $7,036).

(e)	Security, or a portion thereof, with a market value of $1,608,398, has been pledged as collateral for swap and swaption contracts.
(f)	The rate shown is the effective yield as of June 30, 2007.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 2.2% of its net assets, with a current market value of $12,206,357, in securities restricted as to resale.

(i)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 1.5%
Air Transportation — 0.7%
Delta Air Lines, Inc.(b)	190,928	$3,761,282
Northwest Airlines Corp.(b)	345,536	7,670,899

		11,432,181

Computer & Office Equipment — 0.0%
Phase Metrics, Inc.(b)	842,908	16,858

Energy & Utilities — 0.1%
MACH Gen LLC(b)	202	0
Mirant Corp.(b)	37,119	1,583,119

		1,583,119

Entertainment & Leisure — 0.1%
Time Warner Cable, Inc.(b)	33,244	1,302,162

Finance — 0.0%
Adelphia Recovery Trust, Series ACC-1 INT(b)	1,108,793	94,247
Adelphia Recovery Trust, Series ACC-4 INT(b)	2,414,212	9,657
Adelphia Recovery Trust, Series Arahova INT(b)	242,876	3
Adelphia Recovery Trust, Series Frontiervision INT(b)	131,748	1
Freedom Pay, Inc.(b)	314,534	3,145

		107,053

Manufacturing — 0.0%
Armstrong World Industries, Inc.(b)	15,415	773,062
Reunion Industries, Inc.(b)	8,341	1,126

		774,188

Medical & Medical Services — 0.2%
Critical Care Systems International, Inc.(b)	570,169	3,563,558

Paper & Forest Products — 0.0%
Western Forest Products, Inc.(b)(c)	385,732	778,525

Retail Merchandising — 0.0%
Mattress Discounters Corp.(b)	22,488	0

Semiconductors & Related Devices — 0.1%
Cypress Semiconductor Corp.(b)	99,144	2,309,064

Telecommunications — 0.3%
American Tower Corp. - Class A(b)	475	19,950
Loral Space & Communications, Inc.(b)	102,979	5,074,805

		5,094,755

TOTAL COMMON STOCKS (Cost $42,017,369)		26,961,463

PREFERRED STOCKS — 0.9%
Computer & Office Equipment — 0.0%
Ion Media Networks, Inc.
14.25%(b)(d)	21	190,370

Computer Software & Services — 0.0%
PTV, Inc.
10.00%(b)	34	180

Electronics — 0.0%
Superior Essex Holdings Corp.
9.50%	176,985	176,985

Energy & Utilities — 0.0%
MACH Gen LLC
0.00%(b)	814	156,288

Finance — 0.2%
Vale Capital Ltd., Senior Unsecured Notes
5.50%(b)	50,000	2,456,250

Oil & Gas — 0.6%
EXCO Resources, Inc. (acquired 03/29/07, cost $11,160,000)
0.00%(e)	1,116	11,160,000

Telecommunications — 0.1%
Loral Skynet Corp.
12.00%(b)	5,554	1,145,513

TOTAL PREFERRED STOCKS (Cost $15,085,070)		15,285,586

	PAR (000)
TRUST PREFERRED STOCK — 0.1%
Banks — 0.1%
New York Community Capital Trust V, Capital Securities
6.00%(f)
(Cost $2,112,585)	$45	2,152,799

	NUMBER OF SHARES
WARRANTS — 0.0%
Insurance — 0.0%
ATH Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(b)	136	0

Medical & Medical Services — 0.0%
HealthSouth Corp. (issued 07/28/06, expiring 01/16/11, strike price $0.01)(b)	52,113	41,691

Plastics — 0.0%
ATEP Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(b)	136	0
ATPP Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(b)	136	14,753
ATPR Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(b)	136	0

		14,753

Telecommunications — 0.0%
American Tower Corp. (issued 01/29/03, expiring 08/01/08, strike price $0.01)(b)	950	562,756

TOTAL WARRANTS (Cost $87,926)		619,200

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS — 81.4%
Advertising — 0.4%
R.H. Donnelley Corp., Senior Discount Notes
6.88%	01/15/13	$350	$331,625
R.H. Donnelley Corp., Senior Unsecured Notes
6.88%	01/15/13	2,900	2,747,750
8.88%	01/15/16	4,380	4,555,200

			7,634,575

Aerospace — 0.7%
AAR Corp., Senior Unsecured Notes
6.88%	12/15/07	1,245	1,245,000
8.39%(g)	05/15/11	3,850	3,888,500
Sequa Corp., Senior Unsecured Notes
9.00%	08/01/09	1,975	2,039,188
Transdigm, Inc., Notes
7.75%(g)	07/15/14	2,115	2,136,150
Vought Aircraft Industries, Inc., Senior Unsecured Notes
8.00%	07/15/11	2,570	2,557,150

			11,865,988

Air Transportation — 0.2%
American Airlines, Inc., Pass-Through Certificates, Series 99-1
7.32%	10/15/09	1,375	1,393,907
Continental Airlines, Inc., Pass-Through Certificates, Series
98-1C
6.54%	03/15/08	45	44,921
Continental Airlines, Inc., Pass-Through Certificates, Series
99-1B
6.80%(h)	08/02/18	1,384	1,349,330
Delta Air Lines, Inc., Escrow Bonds
0.00%(f)(i)(j)		8,370	580,525

			3,368,683

Beverages & Bottling — 0.1%
Beverages & More, Inc., Notes
9.25%(g)	03/01/12	1,580	1,599,750

Broadcasting — 4.5%
Adelphia Communications, Escrow Bonds
0.00%(f)(i)(j)		3,050	350,750
Barrington Broadcasting Group LLC, Senior Subordinated Notes
10.50%(g)	08/15/14	1,895	1,975,538
Cablevision Systems Corp., Senior Unsecured Notes
9.82%(k)	04/01/09	7,835	8,187,575
8.00%	04/15/12	325	320,938
Century Communications, Escrow Bonds
0.00%(f)(i)(j)		625	17,188
Charter Communications Holdings I LLC, Notes
11.00%	10/01/15	14,170	14,777,812
Charter Communications Holdings II LLC, Senior Unsecured Notes
10.25%	09/15/10	7,445	7,770,719
Charter Communications Holdings II LLC, Unsecured Notes
10.25%	09/15/10	6,160	6,437,200
Echostar DBS Corp., Senior Unsecured Notes
7.00%	10/01/13	4,800	4,728,000
7.12%	02/01/16	3,475	3,396,812
Lamar Media Corp., Senior Subordinated Notes
6.62%	08/15/15	1,650	1,563,375
Liberty Media Corp., Senior Debentures
0.75%	03/30/23	4,000	4,890,000
Nexstar Finance, Inc., Senior Subordinated Notes
7.00%	01/15/14	400	396,000
Rainbow National Services LLC, Senior Notes
8.75%(g)	09/01/12	2,400	2,496,000
Rainbow National Services LLC, Senior Subordinated Notes
10.38%(g)	09/01/14	8,845	9,707,388
Sinclair Broadcast Group, Inc., Senior Subordinated Notes
4.88%(k)	07/15/18	1,285	1,248,056
Univision Communications, Inc., Senior Unsecured Notes
9.75%(d)(g)	03/15/15	4,815	4,754,812
Young Broadcasting, Inc., Senior Subordinated Notes
10.00%	03/01/11	6,195	6,164,025

			79,182,188

Business Services — 0.3%
DI Finance/Dyncorp International, Senior Subordinated Notes
9.50%	02/15/13	5,982	6,363,352

Chemicals — 2.3%
Airgas, Inc., Senior Unsecured Notes
6.25%	07/15/14	614	589,440
American Pacific Corp., Senior Notes
9.00%(g)	02/01/15	3,250	3,262,188
Chemtura Corp., Unsecured Notes
6.88%	06/01/16	1,690	1,597,050
Equistar Chemicals LP, Senior Unsecured Notes
10.12%	09/01/08	1,843	1,916,720
8.75%	02/15/09	1,965	2,033,775
10.62%	05/01/11	1,992	2,096,580
Hercules, Inc., Senior Debentures
6.60%	08/01/27	640	640,000
Huntsman International LLC, Senior Subordinated Notes
7.88%(g)	11/15/14	3,500	3,749,375
Huntsman LLC, Senior Secured Notes
11.62%	10/15/10	1,971	2,118,825
Huntsman LLC, Senior Unsecured Notes
11.50%	07/15/12	1,114	1,236,540

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Chemicals (Continued)
Innophos, Inc., Senior Unsecured Notes
8.88%	08/15/14	$3,920	$4,057,200
Lyondell Chemical Co., Senior Unsecured Notes
8.00%	09/15/14	3,020	3,103,050
MacDermid, Inc., Senior Subordinated Notes
9.50%(g)	04/15/17	3,620	3,638,100
Momentive Performance Materials, Inc., Senior Unsecured Notes
9.75%(g)	12/01/14	725	732,250
10.12%(d)(g)	12/01/14	9,970	9,994,925

			40,766,018

Computer & Office Equipment — 0.3%
CBD Media LLC, Senior Unsecured Notes
9.25%	07/15/12	1,560	1,614,600
Ion Media Networks, Inc., Notes
8.61%(g)(k)	01/15/12	3,150	3,189,375

			4,803,975

Computer Software & Services — 0.4%
DRS Technologies, Inc., Senior Subordinated Notes
6.88%	11/01/13	500	485,000
DRS Technologies, Inc., Senior Unsecured Notes
6.62%	02/01/16	250	241,250
SunGard Data Systems, Inc., Senior Subordinated Notes
10.25%	08/15/15	3,610	3,817,575
SunGard Data Systems, Inc., Senior Unsecured Notes
9.12%	08/15/13	2,760	2,825,550

			7,369,375

Construction — 1.4%
Building Materials Corp. of America, Senior Unsecured Notes
7.75%	08/01/14	1,600	1,552,000
Compression Polymers Holdings Corp., Senior Unsecured Notes
10.50%	07/01/13	2,450	2,511,250
Dayton Superior Corp., Senior Secured Notes
10.75%	09/15/08	1,640	1,676,900
Dycom Industries, Inc., Senior Subordinated Notes
8.12%	10/15/15	1,150	1,196,000
ESCO Corp., Senior Unsecured Notes
8.62%(g)	12/15/13	2,900	3,045,000
9.24%(g)(k)	12/15/13	1,110	1,132,200
Goodman Global Holdings, Inc., Senior Subordinated Notes
7.88%	12/15/12	2,695	2,668,050
Goodman Global Holdings, Inc., Senior Unsecured Notes
8.36%(k)	06/15/12	830	836,225
Nortek, Inc., Senior Subordinated Notes
8.50%	09/01/14	6,810	6,486,525
Ply Gem Industries, Inc., Senior Subordinated Notes
9.00%(c)	02/15/12	265	238,169
Stanley-Martin Communities LLC, Senior Subordinated Notes
9.75%(d)	08/15/15	2,300	2,024,000
Texas Industries, Inc., Senior Unsecured Notes
7.25%	07/15/13	1,350	1,353,375

			24,719,694

Containers — 1.3%
Ball Corp., Senior Unsecured Notes
6.62%	03/15/18	655	628,800
Berry Plastics Holding Corp., Notes
8.88%	09/15/14	7,255	7,345,687
9.24%(k)	09/15/14	3,010	3,040,100
Graphic Packaging International Corp., Senior Subordinated Notes
9.50%	08/15/13	1,344	1,396,080
Packaging Dynamics Finance Corp., Senior Subordinated Notes
10.00%(g)	05/01/16	470	472,350
Pregis Corp., Senior Secured Notes (EUR)
8.97%(k)	04/15/13	875	1,210,919
Pregis Corp., Senior Subordinated Notes
12.38%	10/15/13	4,715	5,304,375
Smurfit-Stone Container Corp., Senior Unsecured Notes
8.00%	03/15/17	4,230	4,103,100

			23,501,411

Electronics — 0.4%
L-3 Communications Corp., Senior Subordinated Notes
5.88%	01/15/15	7,000	6,492,500
Local TV Finance LLC, Senior Unsecured Notes
9.25%(d)(g)	06/15/15	1,000	987,500

			7,480,000

Energy & Utilities — 5.1%
AES Eastern Energy LP, Pass Through Certificates, Series 99-B
9.67%	01/02/29	500	623,515
AES Eastern Energy LP, Pass-Through Certificates, Series 99-A
9.00%	01/02/17	3,322	3,703,706
AES Ironwood LLC, Senior Secured Notes
8.86%	11/30/25	3,713	4,121,143
AES Red Oak LLC, Senior Secured Notes
8.54%	11/30/19	2,734	2,979,814
9.20%	11/30/29	2,135	2,519,300
CCM Merger, Inc., Senior Unsecured Notes
8.00%(g)	08/01/13	2,710	2,696,450
CenterPoint Energy, Inc., Senior Unsecured Notes
3.75%	05/15/23	659	1,023,921

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
Chaparral Energy, Inc., Senior Unsecured Notes
8.50%	12/01/15	$2,400	$2,346,000
Cimarex Energy Co., Senior Unsecured Notes
7.12%	05/01/17	2,550	2,486,250
Citizens Communications Co., Senior Unsecured Notes
6.25%	01/15/13	925	886,844
Copano Energy LLC, Senior Unsecured Notes
8.12%	03/01/16	2,460	2,496,900
Edison Mission Energy, Senior Unsecured Notes
7.50%	06/15/13	715	707,850
7.75%	06/15/16	550	547,250
Edison Mission Energy, Unsecured Notes
7.00%(g)	05/15/17	8,700	8,199,750
Elwood Energy LLC, Senior Secured Notes
8.16%	07/05/26	6,513	6,840,015
Forest Oil Corp., Senior Unsecured Notes
7.25%(g)	06/15/19	6,230	6,043,100
FPL Energy National Wind, Senior Secured Notes
6.12%(g)	03/25/19	565	550,677
Homer City Funding LLC, Senior Secured Notes
8.73%	10/01/26	1,168	1,285,350
Midwest Generation LLC, Pass-Through Certificates
8.56%	01/02/16	3,540	3,774,047
Mirant America Corp., Escrow Bonds
0.00%(c)(f)(g)(i)(j)(l)		5,150	334,750
Mirant Americas Generation LLC, Escrow Bonds
0.00%(f)(i)(j)(l)(m)		1,215	78,975
Mirant Americas Generation LLC, Senior Unsecured Notes
8.30%	05/01/11	5,045	5,208,962
Mirant Mid-Atlantic LLC, Pass-Through Certificates
9.12%	06/30/17	1,221	1,379,764
Mirant N.A. LLC, Senior Unsecured Notes
7.38%	12/31/13	2,000	2,045,000
Northwest Pipeline Corp., Senior Unsecured Notes
7.00%	06/15/16	550	573,375
NRG Energy, Inc., Senior Unsecured Notes
7.25%	02/01/14	2,175	2,180,438
7.38%	02/01/16	11,405	11,433,513
Orion Power Holdings, Inc., Senior Unsecured Notes
12.00%	05/01/10	6,100	6,893,000
Reliant Energy, Inc., Senior Secured Notes
6.75%	12/15/14	2,955	3,014,100
Sierra Pacific Resources, Senior Unsecured Notes
8.62%	03/15/14	675	724,486
Sithe Independence Funding Corp., Notes
9.00%	12/30/13	1,535	1,666,166
Tenaska Alabama Partners LP, Senior Secured Notes
7.00%(g)	06/30/21	881	901,005

			90,265,416

Entertainment & Leisure — 4.1%
American Casino & Entertainment Properties LLC, Senior Secured Notes
7.85%	02/01/12	3,205	3,293,138
Boyd Gaming Corp., Senior Subordinated Notes
7.12%	02/01/16	2,025	1,964,250
Cinemark, Inc., Senior Unsecured Notes
10.25%(n)	03/15/14	2,090	1,901,900
CMP Susquehanna Corp., Senior Subordinated Notes
9.88%(g)	05/15/14	4,000	4,000,000
Gaylord Entertainment Co., Senior Unsecured Notes
8.00%	11/15/13	400	405,500
Great Canadian Gaming Corp., Senior Subordinated Notes
7.25%(g)	02/15/15	2,870	2,855,650
Greektown Holdings LLC, Senior Notes
10.75%(g)	12/01/13	2,870	3,042,200
Harrah’s Operating Co., Inc., Senior Notes
5.75%	10/01/17	13,780	11,024,000
Lazy Days RV Center, Inc., Senior Notes
11.75%	05/15/12	4,388	4,519,640
Little Traverse Bay Bands of Odawa Indians, Senior Unsecured Notes
10.25%(g)	02/15/14	1,075	1,107,250
MGM Mirage, Inc., Senior Unsecured Notes
6.75%	09/01/12	825	787,875
5.88%	02/27/14	2,505	2,270,156
Park Place Entertainment, Senior Subordinated Notes
8.12%	05/15/11	875	913,281
Pinnacle Entertainment, Inc., Senior Subordinated Notes
7.50%(g)	06/15/15	4,900	4,716,250
Riddell Bell Holdings, Inc., Senior Subordinated Notes
8.38%	10/01/12	2,235	2,201,475
Seneca Gaming Corp., Senior Unsecured Notes
7.25%	05/01/12	3,700	3,750,875
Snoqualmie Entertainment Authority, Senior Unsecured Notes
9.15%(g)(k)	02/01/14	1,220	1,232,200
Station Casinos, Inc., Senior Notes
6.00%	04/01/12	1,450	1,363,000
Station Casinos, Inc., Senior Subordinated Notes
6.62%	03/15/18	2,400	2,064,000

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
Station Casinos, Inc., Senior Unsecured Notes
7.75%	08/15/16	$750	$742,500
Tropicana Entertainment LLC, Senior Subordinated Notes
9.62%(g)	12/15/14	6,900	6,641,250
Universal City Florida Holding Co., Senior Unsecured Notes
10.11%(k)	05/01/10	625	637,500
Virgin River Casino Corp., Senior Secured Notes
9.00%	01/15/12	4,020	4,100,400
Waterford Gaming LLC, Senior Unsecured Notes
8.62%(g)	09/15/12	2,781	2,899,193
Wynn Las Vegas LLC, First Mortgage Notes
6.62%	12/01/14	4,420	4,259,775

			72,693,258

Finance — 7.3%
Affinion Group, Inc., Senior Subordinated Notes
11.50%	10/15/15	1,690	1,825,200
Affinion Group, Inc., Senior Unsecured Notes
10.12%	10/15/13	3,215	3,432,012
Arch Western Finance, Senior Notes
6.75%(k)	07/01/13	825	792,000
Ashtead Capital, Inc., Notes
9.00%(g)	08/15/16	1,925	2,016,438
BMS Holdings, Inc., Senior Unsecured Notes
12.40%(g)(k)	02/15/12	4,095	4,077,432
Chukchansi Economic Development Authority, Unsecured Notes
8.88%(g)(k)	11/15/12	990	1,007,325
Chukchansi Economic Devolopment Authority, Senior Unsecured Notes
8.00%(g)	11/15/13	445	453,900
Clarke American Corp., Senior Unsecured Notes
9.50%(g)	05/15/15	1,360	1,305,600
10.10%(g)(k)	05/15/15	1,120	1,080,800
Corrections Corp. of America, Senior Unsecured Notes
6.75%	01/31/14	350	342,125
Eagle-Picher, Inc., Escrow Bonds
0.00%(c)(f)(i)(j)		3,285	0
FMG Finance Property Ltd., Notes
9.36%(g)(k)	09/01/11	2,780	2,946,800
Ford Motor Credit Co., Senior Notes
5.80%	01/12/09	5,535	5,417,946
Ford Motor Credit Co., Unsecured Notes
5.70%	01/15/10	1,550	1,480,792
8.11%(k)	01/13/12	6,500	6,483,510
FTI Consulting, Inc., Senior Unsecured Notes
7.75%	10/01/16	2,455	2,504,100
General Motors Acceptance Corp., Senior Unsecured Notes
6.88%	08/28/12	6,185	6,044,743
Indalex Holding Corp., Notes
11.50%	02/01/14	842	875,680
iPayment, Inc., Senior Subordinated Notes
9.75%	05/15/14	2,615	2,615,000
12.75%(d)(g)	07/15/14	13,144	13,604,202
Nielsen Finance LLC, Senior Unsecured Notes
10.00%(g)	08/01/14	8,765	9,268,988
9.12%(g)(n)	08/01/16	11,945	8,421,225
Norcraft Finance Corp., Senior Subordinated Notes
9.00%	11/01/11	350	361,375
NSG Holdings LLC, Notes
7.75%(g)	12/15/25	4,450	4,494,500
PNA Intermediate Holding Corp., Senior Unsecured Notes
12.36%(g)(k)	02/15/13	1,750	1,767,500
PTS Acquisition Corp., Senior Notes
9.50%(d)(g)	04/15/15	2,500	2,456,250
Sally Holdings LLC, Senior Subordinated Notes
10.50%(g)	11/15/16	8,995	9,039,975
Shingle Springs Tribal Gaming Authority, Senior Notes
9.38%(g)	06/15/15	2,400	2,421,000
Spansion LLC, Notes
8.48%(g)(k)	06/01/13	4,155	4,149,806
Terra Capital, Inc., Senior Unsecured Notes
7.00%	02/01/17	3,600	3,474,000
TL Acquisitions, Inc., Senior Unsecured Notes
10.50%(g)	01/15/15	18,310	17,760,700
Travelport LLC, Senior Unsecured Notes
9.88%	09/01/14	680	720,800
9.98%(k)(m)	09/01/14	855	876,375
UHS Merger Sub, Inc., Unsecured Notes
8.50%(d)(g)	06/01/15	1,130	1,118,700
8.76%(g)(k)	06/01/15	1,030	1,030,000
USI Holdings Corp., Senior Unsecured Notes
9.23%(g)(k)	11/15/14	1,760	1,751,200
Viant Holdings, Inc., Senior Subordinated Notes
10.12%(g)	07/15/17	1,265	1,271,325

			128,689,324

Food & Agriculture — 0.8%
Ameriqual Group LLC, Senior Secured Notes
9.50%(g)	04/01/12	625	625,000
Archer-Daniels-Midland Co., Senior Unsecured Notes
0.88%	02/15/14	1,150	1,092,500
Archibald Candy Corp., Secured Notes
10.00%(i)	11/01/07	180	11,436
B&G Foods Holding Corp., Senior Notes
8.00%	10/01/11	2,170	2,170,000

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Food & Agriculture (Continued)
Del Monte Corp., Senior Subordinated Notes
8.62%	12/15/12	$400	$413,000
Smithfield Foods, Inc., Senior Unsecured Notes
7.75%	07/01/17	3,960	3,960,000
Southern States Cooperative, Inc., Senior Notes
10.50%(g)	11/01/10	2,225	2,347,375
Swift & Co., Unsecured Notes
12.50%	01/01/10	2,710	2,868,644

			13,487,955

Leasing — 0.6%
Ahern Rentals, Inc., Notes
9.25%	08/15/13	275	278,438
Avis Budget Car Rental LLC, Senior Unsecured Notes
7.62%	05/15/14	450	454,500
7.86%(k)	05/15/14	1,490	1,512,350
7.75%	05/15/16	1,965	2,004,300
Rent-A-Center, Senior Subordinated Notes
7.50%	05/01/10	1,570	1,593,550
United Rentals N.A., Inc., Senior Subordinated Notes
7.75%	11/15/13	3,040	3,043,800
7.00%	02/15/14	2,770	2,700,750

			11,587,688

Machinery & Heavy Equipment — 0.0%
Terex Corp., Senior Subordinated Notes
7.38%	01/15/14	1,000	1,000,000

Manufacturing — 3.1%
American Railcar Industries, Inc., Senior Unsecured Notes
7.50%	03/01/14	1,960	1,950,200
Armstrong World Industries, Inc., Escrow Bonds
0.00%(c)(f)(i)(j)		7,499	1
Belden CDT, Inc., Senior Subordinated Notes
7.00%(g)	03/15/17	990	975,150
Blaze Recyling & Metals LLC, Unsecured Notes
10.88%(g)	07/15/12	1,150	1,173,000
Buhrmann U.S., Inc., Senior Subordinated Notes
8.25%	07/01/14	1,575	1,582,875
Fedders N.A., Inc., Senior Unsecured Notes
9.88%	03/01/14	375	123,750
Gentek, Inc., Escrow Bonds
0.00%(f)(i)(j)		1,000	0
Hexcel Corp., Senior Subordinated Notes
6.75%	02/01/15	1,850	1,794,500
Hexion Specialty Chemicals, Inc., Notes
9.75%	11/15/14	4,040	4,181,400
9.86%(k)	11/15/14	1,350	1,390,500
Jarden Corp., Senior Subordinated Notes
7.50%	05/01/17	8,620	8,512,250
Levi Strauss & Co., Senior Unsecured Notes
12.25%	12/15/12	3,760	4,070,200
8.88%	04/01/16	1,600	1,640,000
Mac-Gray Corp., Senior Unsecured Notes
7.62%	08/15/15	375	376,875
Norcross Safety Products LLC, Senior Subordinated Notes
9.88%	08/15/11	3,650	3,841,625
Nutro Products, Inc., Senior Unsecured Notes
9.37%(g)(k)	10/15/13	4,240	4,475,744
Park-Ohio Industries, Inc., Senior Subordinated Notes
8.38%	11/15/14	1,320	1,270,500
Rexnord LLC, Senior Notes
8.88%	09/01/16	2,260	2,265,650
Rexnord LLC, Senior Subordinated Notes
11.75%	08/01/16	6,140	6,600,500
Rexnord LLC, Senior Unsecured Notes
9.50%	08/01/14	7,060	7,236,500
Sanmina-SCI Corp., Senior Subordinated Notes
6.75%	03/01/13	1,390	1,264,900

			54,726,120

Medical & Medical Services — 2.9%
Bio-Rad Laboratories, Inc., Senior Subordinated Notes
7.50%	08/15/13	2,820	2,841,150
Community Health Systems, Inc., Senior Unsecured Notes
8.88%(g)	07/15/15	16,190	16,412,613
Omnicare, Inc., Debentures
3.25%	12/15/35	4,500	3,763,125
Tenet Healthcare Corp., Senior Unsecured Notes
6.50%	06/01/12	17,900	16,020,500
9.88%	07/01/14	6,775	6,707,250
9.25%	02/01/15	1,125	1,068,750
U.S. Oncology, Inc., Senior Subordinated Notes
10.75%	08/15/14	1,750	1,872,500
United Surgical Partners International, Inc., Senior Subordinated Notes
8.88%(g)	05/01/17	3,800	3,809,500

			52,495,388

Medical Instruments & Supplies — 0.5%
Accellant, Inc., Senior Subordinated Notes
10.50%	12/01/13	3,400	3,374,500

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Medical Instruments & Supplies (Continued)
Coopers Co., Inc., Senior Unsecured Notes
7.12%(g)	02/15/15	$5,250	$5,197,500

			8,572,000

Metal & Mining — 2.5%
AK Steel Corp., Senior Unsecured Notes
7.75%	06/15/12	3,900	3,900,000
Alpha Natural Resources, Senior Unsecured Notes
10.00%	06/01/12	3,395	3,581,725
California Steel Industries, Inc., Senior Unsecured Notes
6.12%	03/15/14	1,990	1,850,700
Century Aluminum Co., Senior Unsecured Notes
7.50%	08/15/14	2,605	2,627,794
Foundation Pennsylvania Coal Co., Senior Unsecured Notes
7.25%	08/01/14	3,225	3,196,781
Freeport-McMoRan Cooper & Gold, Inc., Senior Unsecured Notes
8.56%(k)	04/01/15	7,650	8,013,375
8.38%	04/01/17	18,050	19,263,721
Rathgibson, Inc., Senior Unsecured Notes
11.25%	02/15/14	1,225	1,286,250
TRIMAS Corp., Senior Subordinated Notes
9.88%	06/15/12	1,096	1,126,140

			44,846,486

Motor Vehicles — 3.4%
Accuride Corp., Senior Subordinated Notes
8.50%	02/01/15	1,740	1,718,250
ArvinMeritor, Inc., Senior Notes
6.80%	02/15/09	176	172,480
ArvinMeritor, Inc., Senior Unsecured Notes
4.00%(g)	02/15/27	1,570	1,668,125
ArvinMeritor, Inc., Unsecured Notes
8.12%	09/15/15	5,120	4,960,000
Asbury Automotive Group, Inc., Senior Subordinated Notes
8.00%	03/15/14	1,700	1,717,000
7.62%(g)	03/15/17	1,790	1,763,150
AutoNation, Inc., Senior Unsecured Notes
7.37%(k)	04/15/13	1,935	1,930,162
7.00%	04/15/14	820	809,750
Cooper Standard Automotive, Senior Unsecured Notes
7.00%	12/15/12	3,025	2,835,938
Ford Motor Co., Debentures
8.90%	01/15/32	4,000	3,480,000
General Motors Acceptance Corp., Senior Unsecured Notes
8.00%	11/01/31	1,000	1,022,581
Group 1 Automotive, Inc., Senior Unsecured Notes
2.25%(k)	06/15/36	2,360	2,032,550
Keystone Automotive Operations, Inc., Senior Subordinated Notes
9.75%	11/01/13	2,280	1,983,600
Lear Corp., Senior Unsecured Notes
8.75%	12/01/16	5,800	5,524,500
Metaldyne Corp., Senior Unsecured Notes
10.00%	11/01/13	3,475	3,683,500
Stanadyne Corp., Senior Subordinated Notes
10.00%	08/15/14	3,115	3,294,112
Stanadyne Holdings, Inc., Senior Unsecured Notes
15.90%(n)	02/15/15	5,455	4,527,650
Sunstate Equipment Co. LLC, Senior Secured Notes
10.50%(g)	04/01/13	7,760	7,992,800
Tenneco, Inc., Senior Subordinated Notes
8.62%	11/15/14	1,950	2,008,500
Titan Wheel International, Inc., Senior Unsecured Notes
8.00%	01/15/12	2,165	2,224,538
United Auto Group, Inc., Senior Subordinated Notes
7.75%	12/15/16	4,950	4,925,250

			60,274,436

Oil & Gas — 4.8%
Chesapeake Energy Corp., Senior Unsecured Notes
6.38%	06/15/15	4,670	4,454,012
6.62%	01/15/16	2,040	1,963,500
6.88%	11/15/20	300	287,250
Colorado Interstate Gas Co., Senior Unsecured Notes
6.80%	11/15/15	1,300	1,336,940
Denbury Resources, Inc., Senior Subordinated Notes
7.50%	04/13-12/15	4,335	4,324,625
East Cameron Gas
11.25%	07/09/19	3,260	3,129,600
El Paso Natural Gas Co., Senior Unsecured Notes
8.38%(k)	06/15/32	1,090	1,278,132
Encore Acquisition Co., Senior Subordinated Notes
6.00%	07/15/15	3,400	3,000,500
7.25%	12/01/17	1,350	1,242,000
EXCO Resources, Inc., Senior Secured Notes
7.25%	01/15/11	5,780	5,751,100
Frontier Oil Corp., Senior Unsecured Notes
6.62%	10/01/11	785	765,375
Frontier Oil Corp., Escrow Bonds
0.00%(f)(i)(j)		500	0
Grant Prideco, Inc., Senior Unsecured Notes
6.12%	08/15/15	2,000	1,895,000
KCS Energy, Inc., Senior Unsecured Notes
7.12%	04/01/12	6,235	6,157,063

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
Newfield Exploration Co., Senior Subordinated Notes
6.62%	09/14-04/16	$1,500	$1,447,200
Pride International, Inc., Senior Unsecured Notes
7.38%	07/15/14	4,180	4,190,450
Range Resources Corp., Senior Subordinated Notes
7.38%	07/15/13	2,325	2,348,250
Sabine Pass LNG LP, Notes
7.50%(g)	11/30/16	4,705	4,681,475
SemGroup LP, Senior Unsecured Notes
8.75%(g)	11/15/15	4,900	4,924,500
Southern Natural Gas Co., Senior Unsecured Notes
8.00%	03/01/32	750	850,607
Stone Energy Corp., Unsecured Notes
8.11%(g)(k)	07/15/10	6,580	6,580,000
Swift Energy Co., Senior Unsecured Notes
7.12%	06/01/17	3,950	3,762,375
Tennessee Gas Pipeline Co., Senior Debentures
7.00%	03/27-10/28	4,460	4,590,381
7.62%	04/01/37	2,100	2,304,338
Transcontinental Gas Pipeline Corp., Senior Notes
8.88%	07/15/12	3,645	4,082,400
Whiting Petroleum Corp., Senior Subordinated Notes
7.25%	05/12-05/13	6,765	6,426,750
The Williams Cos., Inc., Senior Unsecured Notes
7.35%(g)(k)	10/01/10	2,110	2,178,575
7.62%	07/15/19	500	527,500

			84,479,898

Paper & Forest Products — 1.7%
Boise Cascade LLC, Senior Subordinated Notes
7.12%	10/15/14	4,485	4,260,750
Bowater, Inc., Senior Unsecured Notes
8.36%(k)	03/15/10	3,455	3,420,450
Newpage Corp., Senior Secured Notes
10.00%	05/01/12	12,000	12,960,000
11.61%(k)	05/01/12	2,475	2,697,750
Newpage Corp., Senior Subordinated Notes
12.00%	05/01/13	4,150	4,533,875
Verso Paper Holdings LLC, Secured Notes
9.12%(g)	08/01/14	1,810	1,868,825
Verso Paper Holdings LLC, Senior Subordinated Notes
11.38%(g)	08/01/16	335	357,612

			30,099,262

Publishing & Printing — 1.4%
Dex Media West/Finance, Senior Subordinated Notes
9.88%	08/15/13	4,313	4,614,910
Dex Media, Inc., Senior Unsecured Notes
8.00%	11/15/13	1,000	1,015,000
Network Communications, Inc., Senior Unsecured Notes
10.75%	12/01/13	3,865	4,038,925
Primedia, Inc., Senior Unsecured Notes
8.00%	05/15/13	14,015	14,750,787

			24,419,622

Real Estate — 2.3%
American Real Estate Partners LP, Senior Unsecured Notes
8.12%	06/01/12	3,075	3,086,531
7.12%(g)	02/15/13	9,050	8,733,250
Ashton Woods USA LLC, Senior Subordinated Notes
9.50%	10/01/15	2,685	2,483,625
Mobile Services Group, Inc., Senior Unsecured Notes
9.75%(g)	08/01/14	2,750	2,928,750
Realogy Corp., Senior Notes
11.00%(d)(g)	04/15/14	9,190	8,661,575
Realogy Corp., Senior Subordinated Notes
12.38%(g)	04/15/15	6,540	5,967,750
Realogy Corp., Senior Unsecured Notes
10.50%(g)	04/15/14	5,810	5,534,025
The Rouse Co., Unsecured Notes (REIT)
5.38%	11/26/13	540	503,914
Ventas Realty LP, Senior Unsecured Notes (REIT)
6.75%	06/01/10	1,910	1,929,100
9.00%	05/01/12	850	928,625

			40,757,145

Restaurants — 0.4%
Buffets, Inc., Senior Unsecured Notes
12.50%(g)	11/01/14	3,615	3,461,362
Landry’s Restaurants, Inc., Senior Unsecured Notes
7.50%	12/15/14	3,170	3,074,900

			6,536,262

Retail Merchandising — 3.9%
American Greetings Corp., Senior Unsecured Notes
7.38%	06/01/16	850	858,500
Ames True Temper, Inc., Senior Unsecured Notes
9.36%(k)	01/15/12	5,865	5,908,987
Burlington Coat Factory Warehouse Corp., Senior Unsecured Notes
11.12%	04/15/14	1,930	1,881,750
Claire’s Stores, Inc., Senior Notes
9.25%(g)	06/01/15	1,230	1,168,500
Claire’s Stores, Inc., Senior Subordinated Notes
10.50%(g)	06/01/17	1,230	1,122,375

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Retail Merchandising (Continued)
Claire’s Stores, Inc., Senior Unsecured Notes
9.62%(d)(g)	06/01/15	$3,250	$3,006,250
General Nutrition Centers, Inc., Senior Subordinated Notes
10.75%(g)	03/15/15	7,290	7,290,000
General Nutrition Centers, Inc., Senior Unsecured Notes
9.80%(g)	03/15/14	9,085	8,767,025
Michaels Stores, Inc., Senior Subordinated Notes
11.38%(g)	11/01/16	11,300	11,808,500
Michaels Stores, Inc., Senior Unsecured Notes
10.00%(g)	11/01/14	3,820	3,915,500
Neiman Marcus Group, Inc., Senior Unsecured Notes
9.00%(d)	10/15/15	6,916	7,400,120
Rite Aid Corp., Notes
9.38%(g)	12/15/15	2,600	2,496,000
7.50%	03/01/17	8,980	8,665,700
Yankee Candle Co., Inc., Senior Subordinated Notes
9.75%	02/15/17	3,320	3,212,100
Yankee Candle Co., Inc., Senior Unsecured Notes
8.50%	02/15/15	1,300	1,261,000

			68,762,307

Semiconductors & Related Devices — 2.2%
Amkor Technologies, Inc., Senior Notes
7.75%	05/15/13	1,840	1,771,000
Amkor Technologies, Inc., Senior Unsecured Notes
9.25%	06/01/16	8,340	8,590,200
Cypress Semiconductor Corp., Senior Unsecured Notes
1.00%(g)	09/15/09	1,860	2,055,300
Freescale Semiconductor, Inc., Senior Unsecured Notes
9.12%(d)(g)	12/15/14	23,790	22,362,600
9.24%(g)(k)	12/15/14	885	854,025
Sanmina-SCI Corp., Senior Subordinated Notes
8.12%	03/01/16	3,230	3,003,900

			38,637,025

Telecommunications — 9.9%
American Tower Corp., Senior Unsecured Notes
7.50%	05/01/12	5,025	5,163,187
American Tower Corp., Unsecured Notes
3.00%	08/15/12	5,100	10,741,875
Bonten Media Group, Inc., Senior Unsecured Notes
9.00%(d)(g)	06/01/15	1,880	1,894,100
Centennial Communications, Senior Subordinated Notes
10.75%	12/15/08	1,095	1,097,737
Centennial Communications, Senior Unsecured Notes
8.12%	02/01/14	4,830	4,938,675
Cincinnati Bell, Inc., Senior Unsecured Notes
7.25%	07/15/13	10,985	11,259,625
Cricket Communications, Inc., Senior Unsecured Notes
9.38%(g)	11/01/14	15,930	16,447,725
DIRECTV Holdings LLC, Unsecured Notes
8.38%	03/15/13	4,395	4,598,269
Dobson Cellular Systems, Inc., Notes
8.38%	11/01/11	1,745	1,823,525
Dobson Cellular Systems, Inc., Senior Secured Notes
8.38%	11/01/11	2,895	3,025,275
Dobson Communications Corp., Senior Notes
9.61%(k)	10/15/12	3,080	3,141,600
Fibertower Corp., Notes
9.00%(g)	11/15/12	3,120	3,467,100
Idearc, Inc., Senior Unsecured Notes
8.00%	11/15/16	7,500	7,575,000
IPCS, Inc., Notes
7.48%(g)(k)	05/01/13	1,630	1,632,038
Loral Spacecom Corp., Notes
14.00%(d)(k)	11/15/15	753	843,360
MetroPCS Wireless, Inc., Senior Unsecured Notes
9.25%(g)	11/01/14	17,205	17,764,162
PanAmSat Corp., Senior Debentures
6.88%	01/15/28	2,690	2,491,612
PanAmSat Corp., Senior Unsecured Notes
9.00%	08/14-06/16	4,207	4,401,522
Protostar Ltd.
12.50%(g)	10/15/12	9,820	10,703,298
Qwest Communications International, Inc., Senior Unsecured Notes
8.86%(k)	02/15/09	990	999,900
7.50%	02/15/14	890	901,125
Qwest Corp., Debentures
7.12%	11/15/43	5,110	4,803,400
Qwest Corp., Senior Unsecured Notes
7.88%	09/01/11	3,175	3,309,938
6.50%(g)	06/01/17	3,170	3,019,425
Qwest Corp., Unsecured Notes
8.88%(k)	03/15/12	965	1,039,788
8.61%(k)	06/15/13	2,000	2,170,000
7.50%	10/01/14	7,735	7,928,375
Rural Cellular Corp., Senior Secured Notes
8.25%	03/15/12	3,460	3,537,850
Superior Essex Communications & Essex Group, Senior Notes
9.00%	04/15/12	7,805	7,961,100
Time Warner Telecom Holdings, Inc., Senior Unsecured Notes
9.25%	02/15/14	1,300	1,378,000
West Corp., Senior Subordinated Notes
11.00%(c)	10/15/16	12,000	12,540,000
West Corp., Senior Unsecured Notes
9.50%	10/15/14	2,465	2,526,625

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Telecommunications (Continued)
Windstream Corp., Senior Unsecured Notes
8.12%	08/01/13	$5,725	$5,982,625
8.62%	08/01/16	3,450	3,648,375

			174,756,211

Tires & Rubber — 0.9%
American Tire Distributors, Inc., Senior Unsecured Notes
11.62%(k)	04/01/12	3,000	3,030,000
10.75%	04/01/13	150	152,250
Goodyear Tire & Rubber Co., Senior Notes
8.62%(g)	12/01/11	6,512	6,853,880
Goodyear Tire & Rubber Co., Senior Unsecured Notes
7.86%	08/15/11	950	969,000
4.00%(k)	06/15/34	1,550	4,516,312
Goodyear Tire & Rubber Co., Unsecured Notes
9.13%(g)(k)	12/01/09	1,000	1,002,500

			16,523,942

Tobacco — 0.1%
Reynolds American, Inc., Notes
7.62%	06/01/16	1,880	1,990,527

Transportation — 0.8%
H-Lines Finance Holding Corp., Senior Notes
10.25%(n)	04/01/13	3,062	3,000,760
Horizon Lines LLC, Senior Unsecured Notes
9.00%	11/01/12	2,915	3,082,613
Hornbeck Offshore Services, Inc., Senior Unsecured Notes
6.12%	12/01/14	955	873,825
Overseas Shipholding Group, Inc., Debentures
8.75%	12/01/13	3,980	4,328,250
Swift Transportation Co., Inc., Notes
13.11%(g)(k)	05/15/15	1,060	1,004,350
12.50%(g)	05/15/17	3,200	3,024,000

			15,313,798

Waste Management — 0.5%
Aleris International, Inc., Senior Unsecured Notes
9.00%(d)(g)	12/15/14	7,630	7,696,762
Casella Waste Systems, Inc., Senior Subordinated Notes
9.75%	02/01/13	1,225	1,270,938

			8,967,700

Yankee — 9.9%
Business Services — 0.2%
Quebecor World, Inc. (Canada), Senior Unsecured Notes
9.75%(g)(o)	01/15/15	2,780	2,814,750

Chemicals — 0.5%
Ineos Group Holdings Plc (United Kingdom), Unsecured Notes
8.50%(g)(o)	02/15/16	4,570	4,467,175
Nova Chemicals Corp. (Canada), Senior Unsecured Notes
8.50%(k)(o)	11/15/13	3,585	3,585,000

			8,052,175

Computer & Office Equipment — 0.1%
Seagate Technology HDD Holdings (Cayman Islands), Senior Unsecured Notes
6.80%(o)	10/01/16	1,390	1,334,400

Containers — 0.3%
Impress Holdings BV (Netherlands), Secured Notes
8.48%(g)(k)(o)	09/15/13	4,950	5,049,000

Electronics — 0.9%
NXP BV (Netherlands), Notes
8.11%(k)(o)	10/15/13	6,405	6,413,006
9.50%(o)	10/15/15	9,120	8,983,200

			15,396,206

Entertainment & Leisure — 0.2%
Canwest Mediaworks, Inc. (Canada), Senior Subordinated Notes
8.00%(o)	09/15/12	2,875	2,853,438
Quebecor Media, Inc. (Canada), Senior Unsecured Notes
7.75%(o)	03/15/16	450	456,750

			3,310,188

Finance — 1.2%
Corral Finans AB (Sweden), Senior Unsecured Notes
6.86%(g)(k)(o)	04/15/10	4,300	4,278,500
Digicel Group Ltd. (Jamaica), Unsecured Notes
8.88%(g)(o)	01/15/15	3,040	2,979,200
9.12%(d)(g)(o)	01/15/15	6,755	6,662,119
Duloxetine Royalty (Cayman Islands), Senior Secured Notes (acquired
09/30/05, cost $2,500,000)
13.00%(e)(l)(o)	10/15/13	2,500	2,525,000
Smurfit Kappa Funding Plc (Ireland), Senior Unsecured Notes
9.62%(o)	10/01/12	261	273,397
Standard Aero Holdings, Inc. (Canada), Senior Subordinated Notes
8.25%(o)	09/01/14	3,965	4,222,725
ZAIS Investment Grade Ltd. (Cayman Islands), Secured Notes
9.95%(g)(m)(o)	09/23/14	1,000	720,000

			21,660,941

Leasing — 0.0%
Ashtead Holdings Plc (United Kingdom), Senior Secured Notes
8.62%(g)(o)	08/01/15	850	867,000

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Yankee (Continued)
Manufacturing — 0.3%
Hynix Semiconductor, Inc. (South Korea), Senior Unsecured Notes
7.88%(g)(o)	06/27/17	$2,860	$2,831,400
Invensys Plc (United Kingdom), Senior Unsecured Notes
9.88%(g)(o)	03/15/11	1,820	1,947,400

			4,778,800

Medical Instruments & Supplies — 0.4%
Angiotech Pharmaceutical, Inc. (Canada), Senior Unsecured Notes
9.11%(k)(o)	12/01/13	7,790	8,023,700

Metal & Mining — 0.2%
Novelis, Inc. (Canada), Senior Unsecured Notes
7.25%(o)	02/15/15	1,575	1,616,344
Russell Metals, Inc. (Canada), Senior Subordinated Notes
6.38%(o)	03/01/14	1,625	1,560,000

			3,176,344

Oil & Gas — 1.4%
Compagnie Generale de Geophysique (France), Senior Unsecured Notes
7.50%(o)	05/15/15	1,085	1,085,000
7.75%(o)	05/15/17	6,135	6,211,687
Compton Petroleum Finance Corp. (Canada), Senior Notes
7.62%(o)	12/01/13	3,410	3,367,375
North American Energy Partners, Inc. (Canada), Senior Unsecured Notes
8.75%(o)	12/01/11	5,520	5,575,200
OPTi, Inc. (Canada), Notes
8.25%(g)(o)	12/15/14	9,000	9,135,000

			25,374,262

Paper & Forest Products — 1.3%
Abitibi-Consolidated, Inc. (Canada), Senior Debentures
8.85%(o)	08/01/30	635	533,400
Abitibi-Consolidated, Inc. (Canada), Senior Unsecured Notes
8.55%(o)	08/01/10	200	191,000
Abitibi-Consolidated, Inc. (Canada), Unsecured Notes
6.00%(o)	06/20/13	3,805	3,148,637
Ainsworth Lumber Co. Ltd. (Canada), Senior Unsecured Notes
9.10%(k)(o)	10/01/10	4,850	4,037,625
7.25%(o)	10/01/12	2,190	1,686,300
Bowater Finance Corp. (Canada), Senior Unsecured Notes
7.95%(o)	11/15/11	3,405	3,204,956
Cascades, Inc. (Canada), Unsecured Notes
7.25%(o)	02/15/13	1,715	1,667,838
Catalyst Paper Co. (Canada), Senior Unsecured Notes
7.38%(o)	03/01/14	2,850	2,561,437
Domtar, Inc. (Canada), Senior Unsecured Notes
7.88%(o)	10/15/11	1,685	1,725,019
7.12%(o)	08/15/15	3,720	3,603,750

			22,359,962

Semiconductors & Related Devices — 0.1%
Sensata Technologies BV (Netherlands), Senior Unsecured Notes
8.00%(o)	05/01/14	2,040	1,968,600

Telecommunications — 2.4%
Asia Global Crossing Ltd. (Bermuda), Senior Unsecured Notes
13.38%(i)(o)	10/15/10	2,000	195,000
Inmarsat Finance II Plc (United Kingdom), Senior Unsecured Notes
10.38%(o)	11/15/12	1,180	1,125,425
Intelsat Intermediate Ltd. (Bermuda), Senior Unsecured Notes
9.23%(n)(o)	02/01/15	3,370	2,771,825
Intelsat Ltd. (Bermuda), Senior Unsecured Notes
11.41%(k)(o)	06/15/13	5,840	6,190,400
8.87%(k)(o)	01/15/15	6,840	6,985,350
9.25%(o)	06/15/16	1,940	2,061,250
11.25%(o)	06/15/16	2,680	3,001,600
Nortel Networks Ltd. (Canada), Senior Unsecured Notes
9.61%(g)(k)(o)	07/15/11	5,830	6,201,662
Orascom Telecom Finance SCA (Egypt)
7.88%(o)	02/08/14	930	896,288
Orascom Telecom Finance SCA (Eygpt), Senior Unsecured Notes
7.88%(g)(o)	02/08/14	1,560	1,508,676
Wind Acquisition Finance SA (Luxembourg), Senior Unsecured Notes
10.75%(g)(o)	12/01/15	10,490	12,037,275

			42,974,751

Transportation — 0.3%
Britannia Bulk Plc (United Kingdom), Notes
11.00%(o)	12/01/11	1,525	1,555,500
CHC Helicopter Corp. (Canada), Senior Subordinated Notes
7.38%(o)	05/01/14	760	723,900
Navios Martime Holding, Inc. (Greece), Senior Unsecured Notes
9.50%(g)(o)	12/15/14	3,700	3,922,000

			6,201,400

Waste Management — 0.1%
Waste Services, Inc. (Canada), Senior Subordinated Notes
9.50%(o)	04/15/14	1,850	1,944,813

Total Yankee			175,287,292

TOTAL CORPORATE BONDS (Cost $1,426,628,882)			1,443,824,071

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
FOREIGN BONDS — 1.5%
Denmark — 0.7%
Nordic Telephone Co. Holdings ApS (EUR)
9.28%(k)	05/01/16	$2,400	$3,313,257
Nordic Telephone Co. Holdings ApS, Senior Unsecured Notes (EUR)
8.88%(g)	05/01/16	8,655	9,174,300

			12,487,557

Ireland — 0.5%
BCM Ireland Finance Ltd. (EUR)
11.06%(g)(k)	02/15/17	3,362	4,572,758
BCM Ireland Finance Ltd., Senior Notes (EUR)
8.81%(k)	08/15/16	3,730	5,155,664

			9,728,422

Netherlands — 0.1%
Asset Repackaging Trust BV (EUR)
11.48%(d)(k)	12/21/11	878	1,217,836

South Africa — 0.1%
Cell C Ltd. (EUR)
8.62%	07/01/12	700	900,047

United Kingdom — 0.1%
Ineos Group Holdings Plc (EUR)
7.88%(g)(o)	02/15/16	2,000	2,537,727

TOTAL FOREIGN BONDS (Cost $25,587,730)			26,871,589

BANK LOANS — 6.2%
Air Transportation — 0.3%
Northwest Airlines Corp., Trade Claim Participation
5.25%(k)(m)	12/31/49	8,100	5,670,000

Computer Software & Services — 0.4%
Riverdeep
11.07%(k)	12/21/07	4,196	4,195,570
Telcordia Technologies, Inc.
8.11%(k)	10/15/12	3,473	3,460,392

			7,655,962

Construction — 0.3%
Edge Las Vegas, 1st Lien
8.82%(k)	08/01/07	2,000	2,000,000
Edge-Star Partners LLC, 1st Lien
9.36%(k)	11/18/07	3,700	3,695,375

			5,695,375

Containers — 0.2%
Berry Plastics Group, Inc.
11.61%(k)(m)	06/15/14	3,760	3,666,000

Energy & Utilities — 1.0%
MACH Gen LLC, Tranche A Construction Commitments
0.00%(k)	12/31/49	301	577,691
MACH Gen LLC, Tranche B
7.36%(k)	02/22/14	4,989	4,982,436
MACH Gen LLC, Tranche B Constant Price
0.00%(k)	12/31/49	443	850,377
8.25%(k)	12/31/49	2,363	4,536,635
MACH Gen LLC, Tranche B Construction Collateral
0.00%(k)	12/31/49	564	1,083,096
MACH Gen LLC, Tranche B Construction Commitments
0.00%(k)	12/31/49	6	11,163
Sandridge Energy, Inc.
8.98%(k)	03/01/14	2,250	2,295,000
8.62%	03/01/15	2,400	2,448,000

			16,784,398

Entertainment & Leisure — 0.4%
EB Sports Corp.
11.36%(k)	05/01/12	5,514	5,504,938
HIT Entertainment Plc (United Kingdom), 2nd Lien
10.86%(k)	01/31/13	1,500	1,511,719

			7,016,657

Finance — 1.3%
Affinion Group, Inc.
11.66%(k)	03/01/12	7,900	7,817,706
BLB Wembley, 2nd Lien
9.63%(k)	08/31/12	500	501,875
Kabel Deutschland Holdings GmbH & Co. (Germany) (EUR)
11.18%(k)	12/15/14	2,102	2,861,980
Travelport Holdings Co.
12.35%(k)	03/22/12	12,480	12,355,200

			23,536,761

Food & Agriculture — 0.2%
Chiquita Brands International, Inc., Tranche C
8.38%(k)	06/28/12	3,154	3,177,496

Manufacturing — 0.2%
Spectrum Brands Corp.
9.32%(k)	04/15/13	457	458,989
Spectrum Brands Corp., Term B
9.32%(k)	04/15/13	1,655	1,662,935
9.34%(k)	04/15/13	205	206,256
9.36%(k)	04/15/13	706	709,003
Spectrum Brands Corp., Term B II
5.17%(k)	04/15/13	127	127,444

			3,164,627

Medical & Medical Services — 0.1%
Rotech Healthcare Loan
11.32%(k)	09/26/11	2,524	2,524,369

Paper & Forest Products — 0.6%
Verso Paper Holdings LLC
11.61%(k)	02/01/13	10,530	10,569,488

Plastics — 0.1%
Lucite International Ltd. (EUR)
12.99%(d)(k)	07/15/14	824	1,160,531
Synventive Molding Solutions Ltd., Mezzanine
14.00%	02/17/14	518	194,205

			1,354,736

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
BANK LOANS (Continued)
Publishing & Printing — 0.3%
Alm Media, Inc., 2nd Lien
11.10%(k)	03/07/11	$4,500	$4,500,000

Semiconductors & Related Devices — 0.2%
Applied Tech Products Corp., Tranche A
11.90%(k)	10/24/10	1,321	1,313,363
Applied Tech Products Corp., Tranche B
16.40%(k)	04/24/11	617	611,838
Applied Tech Products Corp., Tranche C
19.90%(k)	10/24/11	242	215,953
Electrical Components International Ltd., 2nd Lien
11.88%(k)	05/19/14	1,000	1,001,250

			3,142,404

Yankee — 0.6%
Ainsworth Lumber Co. Ltd. (Canada)
8.38%(k)(m)	06/12/14	2,000	2,007,500
Wind Acquisition Finance SA (Luxembourg)
12.61%(d)(k)	12/21/11	8,448	8,660,964

			10,668,464

TOTAL BANK LOANS (Cost $104,395,583)			109,126,737

SHORT TERM INVESTMENTS — 6.9%
Federal Home Loan Bank, Discount Notes
4.80%(p)	07/02/07	3,800	3,799,493
5.16%(p)	07/20/07	11,100	11,069,801
Federal National Mortgage Assoc., Discount Notes
4.95%(p)	07/02/07	34,100	34,095,311
5.12%(p)	07/23/07	74,000	73,768,463

TOTAL SHORT TERM INVESTMENTS (Cost $122,733,068)			122,733,068

REPURCHASE AGREEMENTS — 6.4%
Lehman Brothers Holdings, Inc.
5.30%(f) (Agreement dated 06/29/07 to be repurchased at $3,687,543, collateralized by $3,680,000 American Stores Co. 8.00% due 06/01/26. The value of the collateral is $3,897,172.)		3,687	3,687,000
5.30%(f) (Agreement dated 07/25/06 to be repurchased at $3,358,078, collateralized by $3,395,000 Ford Motor Credit Co. 6.19% due 09/28/07. The value of the collateral is $3,395,380.)		3,198	3,198,000
5.30%(f) (Agreement dated 08/29/06 to be repurchased at $21,786,223, collateralized by $24,670,930 Air 2 US and Transatlantic Holdings, Inc. 5.75% to 8.03% due 12/14/15 to 10/01/19. The value of the collateral is $23,158,626.)		20,850	20,850,000
5.35%(f) (Agreement dated 06/22/07 to be repurchased at $23,863,337, collateralized by $25,345,000 Echostar DBS Corp. 6.38% due 10/01/11. The value of the collateral is $25,233,060.)		23,835	23,835,000
5.35%(f) (Agreement dated 08/30/06 to be repurchased at $12,374,905, collateralized by $31,093,117 Air 2 US 10.13% due 10/01/20. The value of the collateral is $17,101,214.)		11,840	11,840,000
5.35%(f) (Agreement dated 06/29/07 to be repurchased at $15,462,298, collateralized by $15,000,000 Tyson Foods, Inc. 8.25% due 10/01/11. The value of the collateral is $16,529,020.)		15,460	15,460,000
5.35%(f) (Agreement dated 06/29/07 to be repurchased at $13,602,021, collateralized by $14,000,000 Chesapeake Energy Corp. 7.63% due 07/15/13. The value of the collateral is $14,836,306.)		13,600	13,600,000
5.35%(f) (Agreement dated 06/29/07 to be repurchased at $9,476,408, collateralized by $10,000,000 Residential Capital Corp. 7.19% due 04/17/09. The value of the collateral is $10,101,054.)		9,475	9,475,000
5.35%(f) (Agreement dated 06/29/07 to be repurchased at $10,791,604, collateralized by $11,000,000 Hilton Hotels Corp. 7.63% due 12/01/12. The value of the collateral is $11,436,486.)		10,790	10,790,000

TOTAL REPURCHASE AGREEMENTS (Cost $112,735,000)			112,735,000

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENT — 104.9% (Cost $1,851,383,213)			1,860,309,513

		NUMBER OF SHARES
AFFILIATED INVESTMENT — 0.1%
Short Term Investments — 0.1%
Institutional Money Market Trust,
5.37%(q)(r)
(Cost $2,010,460)		2,010,460	2,010,460

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTIONS WRITTEN — 105.0% (Cost $1,853,393,673(a))			1,862,319,973

		NUMBER OF CONTRACTS
PUT OPTIONS WRITTEN — 0.0%
Biomet Bridge Debt Option, Strike Price $100, Expires 05/01/07		(65)	(32,450)
Community Health Bridge Debt Option, Strike Price $100, Expires 07/31/07		(232)	(116,200)
Harrah’s Bridge Debt Option, Strike Price $100, Expires 05/01/07		(314)	(156,800)
Integra Telecom Bridge Debt Option, Strike Price $100, Expires 07/31/07(m)		(65)	(32,450)
OSI Resturant Partners Bridge Debt Option, Strike Price $100, Expires 05/01/07		(58)	(29,000)
Rite Aid Bridge Debt Option, Strike Price $100, Expires 05/01/07		(227)	(170,475)

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	NUMBER OF CONTRACTS	V ALUE
PUT OPTIONS WRITTEN (Continued
Servicemaster Co. Bridge Debt Option, Strike Price $100, Expires
07/31/07(m)	(1,298)	$(64,900)

TOTAL PUT OPTIONS WRITTEN (Premiums received $602,275)		(602,275)

TOTAL INVESTMENTS NET OF OUTSTANDING OPTIONS WRITTEN — 105.0%		1,861,717,698

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (0.1)%		(2,010,460)

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(85,884,600)

NET ASSETS — 100.0%		$1,773,822,638

(a)	Cost for federal income tax purposes is $1,853,860,376. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$47,476,716
Gross unrealized depreciation	(39,017,119)

$8,459,597

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	Payment in kind security.
(e)

Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of June 30, 2007, the Portfolio held 0.8% of its net assets, with a current market value of $13,685,000 and an original cost of $13,660,000 in these securities.

(f)	The security is a perpetual bond and has no stated maturity date.
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 29.1% of its net assets, with a current market value of $516,803,802 in securities restricted as to resale.

(h)	Security, or a portion thereof, with a market value of $150,044, has been pledged as collateral for swap and swaption contracts.
(i)	Security in default.
(j)	Security held in escrow for future payments
(k)	Variable rate security. Rate shown is the rate as of June 30, 2007.
(l)	Security is illiquid. As of June 30, 2007, the Portfolio held 0.2% of its net assets, with a current market value of $2,938,725 in these securities.
(m)

Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of June 30, 2007, these securities had a total market value of $12,921,500 which represents 0.7% of net assets.

(n)	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of June 30, 2007.
(o)	U.S. dollar denominated security issued by foreign domiciled entity.
(p)	The rate shown is the effective yield at the time of purchase.
(q)	Security purchased with the cash proceeds from securities loaned.
(r)	Represents current yield as of June 30, 2007.

BLACKROCK FUNDS II

KEY TO INVESTMENT ABBREVIATIONS

ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CHF	Swiss Franc
CMT	Constant Maturity Treasury Rate
CAD	Canadian Dollar
CZK	Czechoslovakian Krone
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IO	Interest Only
ISK	Iceland Krona
JPY	Japanese Yen
LP	Limited Partnership
MXP	Mexican Peso
NZD	New Zealand Dollar
PO	Principal Only
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

AMT-FREE MUNICIPAL BOND PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 98.1%
Alabama — 1.6%
Alabama St. Pub. Sch. & Coll. Auth. Cap. Imp. Rev., Ser. 99C
5.75%	07/01/18	$3,000	$3,141,780
Tuscaloosa Spec. Care Fac. Rev., Capstone Vlg. Prj., Ser. 05A
5.12%	08/01/15	2,000	1,960,780

			5,102,560

Arizona — 0.4%
Pima Cnty. Indl. Dev. Auth. Ed. Rev., Arizona Charter Sch. Prj., Ser. 07O
5.25%	07/01/31	1,285	1,303,414

California — 14.6%
Antelope Vy. Hlth. Care Dist. Rev., Ser. 02A
5.25%	09/01/17	3,000	3,060,810
Bay Area Toll Auth. Rev., San Francisco Bay Area Prj., Ser. 06F
5.00%	04/01/31	2,000	2,068,640
California St. GO, Ser. 05
5.00%	06/01/33	8,505	8,745,521
California St. GO, Ser. 07
5.00%	06/01/37	4,565	4,661,550
Clovis Pub. Fin. Auth. Wstwtr. Rev., Ser. 07
5.00%	08/01/26	3,000	3,117,990
East Bay Mun. Util. Dist. Wtr. Sys. Rev., Ser. 07A
5.00%	06/01/37	2,000	2,076,000
Foothill Eastern Corridor Agcy. Toll Rd. Rev., Ser. 99
5.75%	01/15/40	8,500	8,819,685
Golden St. Tob. Securitization Corp. Rev., Ser. 07A-1
5.75%	06/01/47	2,400	2,506,872
Los Altos Sch. Dist. Cap. Apprec. GO, Ser. 01B
5.87%(b)(c)	08/01/13	3,380	1,694,056
Los Angeles Uni. Sch. Dist. GO, Ser. 06F
5.00%	07/01/30	2,000	2,076,380
Metropolitan Wtr. Dist. Southern California Wtrwks. Rev., Ser. 07A
5.00%	07/01/37	4,400	4,568,476
Sacramento Mun. Util. Dist. Elec. Rev., Ser. 92C
5.75%	11/15/09	430	442,728
Stockton-East Wtr. Dist. Rev., Ser. 02B
6.12%(c)	04/01/28	4,495	1,379,471
Vista Uni. Sch. Dist. GO, Ser. 07C
5.00%	08/01/28	2,185	2,279,938

			47,498,117

Colorado — 2.4%
Colorado Hlth. Fac. Auth. Rev., Adventist Hlth./Sunbelt Prj., Ser. 06
5.12%	11/15/29	5,000	5,064,750
5.25%	11/15/35	2,000	2,047,480
Colorado Hlth. Fac. Auth. Rev., Christian Living Cmnty’s. Prj., Ser. 06A
5.75%	01/01/37	550	570,416

			7,682,646

District of Columbia — 0.0%
District of Columbia GO, Ser. 93A-1
6.00%	06/01/11	50	53,670

Florida — 16.6%
Ave Maria Stewardship Cmnty. Dev. Dist. GO, Ser. 06
4.80%	11/01/12	1,000	997,150
Florida St. Bd. of Ed. Cap. Outlay GO, Ser. 00D
5.75%	06/01/22	7,800	8,228,844
Florida St. Dept. Trans. Alligator Alley Rev., Ser. 07A
5.00%	07/01/24	2,585	2,693,286
Highlands Cnty. Hlth. Facs. Auth. Rev., Hosp. Adventist Hlth. Sys. Prj., Ser. 06G
5.12%	11/15/32	4,300	4,352,460
Hillsborough Cnty. Indl. Dev. Auth. Hosp. Rev., Tampa Gen. Hosp. Prj., Ser. 06
5.25%	10/01/41	2,000	2,038,020
Lake Cnty. Cap. Imp. Rev., Ser. 07
5.00%	06/01/26	3,195	3,318,998
5.00%	06/01/27	3,345	3,474,819
Miami-Dade Cnty. Aviation Rev., Ser. 07B
5.00%	10/01/28	3,750	3,874,387
Northern Palm Beach Cnty. Imp. Dist. Rev., Wtr. Ctrl. & Impt.-Unit Dev. Prj., Ser. 05-9B
5.00%	08/01/29	2,835	2,934,849
Orange Cnty. Hlth. Fac. Auth. Rev., Orlando Hosp. Regl. Hlth. Care Prj., Ser. 06B
5.12%	11/15/39	4,000	4,021,000
Orange Cnty. Hlth. Fac. Auth. Rev., Ser. 07
5.50%	07/01/32	1,250	1,234,938
Orange Cnty. Tourist Dev. Tax Rev., Ser. 05
5.00%	10/01/31	2,100	2,161,383
Riviera Beach Util. Spl. Dist. Wtr. & Swr. Rev., Ser. 04
5.00%	10/01/29	4,245	4,364,284
Sarasota Cnty. Hlth. Fac. Auth. Retirement Fac. Rev., Vlg. on The Isle Prj., Ser. 07
5.50%	01/01/27	1,000	1,019,180

1

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

AMT-FREE MUNICIPAL BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Florida (Continued)
Tampa Wtr. & Swr. Rev., Ser. 02
6.00%	10/14-10/16	$2,455	$2,772,949
Tampa-Hillborough Cnty. Expwy. Auth. Rev., Ser. 05
5.00%	07/01/25	5,150	5,335,091
Winter Haven Util. Sys. Rev., Ser. 05
5.00%	10/01/30	1,000	1,029,920

			53,851,558

Georgia — 2.0%
Atlanta Arpt. Fac. Rev., Ser. 94A
6.50%	01/01/10	1,000	1,060,020
Cobb Cnty. & Marietta Wtr. Auth. Rev., Ser. 02
5.50%	11/01/14	1,000	1,086,190
Forsyth Cnty. Sch. Dist. GO, Ser. 92
6.70%	07/01/12	1,000	1,078,290
Fulton Cnty. Fac. Corp. COP, Fulton Cnty. Pub. Purp. Prj., Ser. 99
5.50%	11/01/18	1,000	1,052,270
Gainesville Redev. Auth. Edl. Fac. Rev., Riverside Military Academy Prj., Ser. 07
5.12%	03/01/27	1,100	1,112,474
Mun. Elec. Auth. Pwr. Rev., Ser. 93B
5.70%	01/01/19	1,000	1,087,320

			6,476,564

Illinois — 3.2%
Chicago Wtr. Rev., Ser. 97
5.50%(b)	11/01/07	8,885	9,110,590
5.50%	11/01/22	1,020	1,045,123
Illinois Hsg. Dev. Auth. Rev., Multi-Fam. Prj., Ser. 94-5
6.65%	09/01/14	250	250,245

			10,405,958

Indiana — 0.4%
Indiana Hlth. Fac. Fing. Auth. Hosp. Rev., Methodist Hosp., Inc. Prj., Ser. 01
5.50%	09/15/31	1,320	1,329,834

Louisiana — 0.6%
Orleans Rev., Levee Dist. Pub. Imp. Prj., Ser. 86
5.95%	11/01/15	1,885	1,928,770

Maryland — 3.1%
Howard Cnty. GO, Cons. Pub. Imp. Prj., Ser. 04A
5.00%	08/15/19	6,695	7,226,047
Howard Cnty. Retirement Rev., Vantage House Fac. Prj., Ser. 07A
5.25%	06/15/27	2,000	1,975,620
Maryland St. Hlth. & Hgr. Edl. Fac. Auth. Rev., Ser. 07B
5.00%	01/01/17	1,000	1,001,000

			10,202,667

Massachusetts — 2.0%
Massachusetts St. GO, Ser. 04B
5.25%	08/01/15	5,000	5,395,150
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Newton-Wellesley Hosp. Prj., Ser. 97G
6.12%	07/01/15	1,000	1,021,490

			6,416,640

Minnesota — 1.7%
Pub. Facs. Auth. Wtr. Poll. Ctl. Rev., Ser. 05C
5.00%	03/01/17	5,000	5,342,850

Montana — 1.7%
Montana St. Dept. Trans. Rev., Hwy. 93 Const. Prj., Ser. 05
5.25%	06/01/16	5,000	5,389,650

Multi-State — 5.3%
Charter Mac Equity Issue Tr., Ser. 99
6.62%(d)	06/30/09	3,000	3,120,960
Charter Mac Equity Issue Tr., Ser. 00
7.60%(d)	11/30/10	9,000	9,781,920
MuniMae Tax-Exempt Bond Subs., LLC, Ser. 00
6.88%(d)	06/30/09	4,000	4,167,160

			17,070,040

Nebraska — 0.3%
Omaha Pub. Pwr. Dist. Elec. Rev., Ser. 92B
6.15%	02/01/12	1,000	1,060,200

New Jersey — 7.6%
New Jersey Hlth. Care Fac. Fing. Auth. Rev., St. Barnabas Hlth. Care Sys. Prj., Ser. 06A
5.00%	07/01/29	3,575	3,560,807
New Jersey St. Hwy. Auth. Rev., Garden St. Pkwy. Prj., Ser. 92
6.20%	01/01/10	6,225	6,449,411
New Jersey St. Tpke. Auth. Rev., Ser. 00A
5.75%(b)	01/01/10	4,000	4,175,000
New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Rev., Ser. 00A
6.00%(b)	07/01/10	10,000	10,576,000

			24,761,218

New York — 3.6%
New York City GO, Ser. 03I
5.75%(b)	03/13-03/19	390	422,659
New York City GO, Ser. 06A
5.00%	08/01/19	4,800	5,020,992
Tobacco Settlement Fin. Corp. Rev., Ser. 03A-1
5.50%	06/01/14	6,075	6,237,263

			11,680,914

2

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

AMT-FREE MUNICIPAL BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
North Carolina — 3.8%
Mun. Pwr. Agcy. Rev., Catawba Elec. Prj., Ser. 92A
6.00%	01/01/10	$300	$314,898
North Carolina Med. Care Cmnty. Retirement Fac. Rev., Ser. 07
5.12%	09/01/27	2,000	2,018,020
North Carolina St. Hwy. GO, Ser. 04
5.00%	05/01/15	9,325	9,873,590

			12,206,508

Ohio — 2.2%
Cincinnati City Sch. Dist. COP, Sch. Imp. Prj., Ser. 06
5.00%	12/15/27	7,000	7,239,820

Oklahoma — 0.8%
Tulsa Cnty. Indl. Auth. Hlth. Care Rev., St. Francis Hlth. Sys. Prj., Ser. 06
5.00%	12/15/36	2,500	2,526,250

Oregon — 2.6%
Clackamas Cnty. Unltd. GO, Sch. Dist. No. 62 Oregon City Prj., Ser. 00C
5.50%(b)	06/15/10	3,185	3,323,452
Port Portland Arpt. Rev., Ser. 99
5.50%	07/01/24	5,000	5,164,900

			8,488,352

Pennsylvania — 2.1%
Delaware Cnty. Auth. Rev., Mercy Hlth. Corp. Prj., Ser. 96
5.75%	12/15/20	2,400	2,513,400
Philadelphia Sch. Dist. GO, Ser. 99C
5.75%(b)	03/01/10	4,000	4,182,400

			6,695,800

Puerto Rico — 1.6%
Puerto Rico Con. Ctr. Dist. Auth. Hotel Occupancy Tax Rev., Ser. 06A
5.00%	07/01/24	5,000	5,236,200

Rhode Island — 0.2%
Rhode Island Depositors Econ. Protection Corp. SO, Ser. 93
5.62%	08/01/09	545	554,988
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing.-Lifespan Prj., Ser. 97
5.50%	05/15/16	200	204,218

			759,206

South Carolina — 0.5%
South Carolina Jobs Econ. Dev. Auth. Hlth. Fac. Rev., First Mtg. Episcopal Church Prj., Ser. 07
5.00%	04/01/24	1,500	1,503,330

Texas — 7.1%
Grand Prairie Indpt. Sch. Dist. GO, Ser. 00A
5.80%(b)	08/15/11	4,925	5,263,791
Houston Util. Sys. Rev., Ser. 07A
5.00%	11/15/36	3,000	3,090,480
Rockdale Indpt. Sch. Dist. GO, Ser. 07
5.25%	02/15/37	8,715	9,133,146
Texas Wtr. Fin. Assist. GO, Ser. 00
5.75%	08/01/22	3,445	3,607,190
Travis Cnty. Hlth. Fac. Dev. Corp. Rev., Ascension Hlth. Credit Prj., Ser. 99A
5.88%(b)	11/15/09	1,980	2,084,564

			23,179,171

Utah — 0.0%
Salt Lake City Hosp. Rev., Ser. 88A
8.12%	05/15/15	100	114,057

Virginia — 3.7%
Pocahontas Pkwy. Toll Rd. Rev., Ser. 98B
5.85%(b)(c)	08/15/08	14,300	5,883,735
Reynolds Crossing Cmnty. Dev. Auth. Special Assessment Rev., Reynolds Crossing Prj., Ser. 07
5.10%	03/01/21	1,000	1,000,810
Virginia St. GO, Ser. 05A
5.00%	06/01/19	5,000	5,263,600

			12,148,145

Washington — 6.4%
King Cnty. Unltd. GO, Sch. Dist. No. 414 Lake Washington Prj., Ser. 00
5.75%(b)	12/01/10	500	528,690
Pierce Cnty. Unltd. GO, Sch. Dist. No. 416 White River Prj., Ser. 00
6.00%(b)	12/01/10	5,345	5,694,082
Washington St. GO, Ser. 00B
6.00%(b)	01/01/10	14,000	14,688,520

			20,911,292

TOTAL MUNICIPAL BONDS
(Cost $313,631,937)			318,565,401

MORTGAGE PASS-THROUGH — 0.0%
Government National Mortgage Assoc. I
6.00%
(Cost $2,835)	11/15/31	3	2,733

		NUMBER OF SHARES
SHORT TERM INVESTMENT — 0.1%
Wilmington Trust Tax-Free Money Market Fund,
3.27%(e)
(Cost $97,754)		97,754	97,754

3

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

AMT-FREE MUNICIPAL BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)			VALUE
TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 98.2%
(Cost $313,732,526)			$318,665,888

	MATURITY	PAR/SHARES (000)
AFFILIATED INVESTMENTS — 10.6%
Pennsylvania — 3.5%
Delaware Vy. Regl. Fin. Auth. Loc. Govt. Rev., Ser. 02B
5.75%(f)	07/01/32	$10,000	11,567,983
Puerto Rico — 5.2%
Puerto Rico Cmwlth. Infra. Fin. Auth. SO, Ser. 00A
5.50%(f)	10/01/40	15,950	16,787,169
Short Term Investment — 1.9%
Merrill Lynch Institutional Tax-Exempt Fund,
3.55%(e)		6,200	6,200,000

TOTAL AFFILIATED INVESTMENTS
(Cost $32,967,287)			34,555,152

TOTAL INVESTMENTS IN SECURITIES — 108.8%
(Cost $346,699,813(a))			353,221,040
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%			(9,576,059)
LIABILITY FOR TRUST CERTIFICATES, INCLUDING INTEREST AND FEES PAYABLE — (5.8)%			(18,880,138)

NET ASSETS — 100.0%			$324,764,843

(a)	Cost for federal income tax purposes is $328,069,813. The difference between book-basis and tax-basis is attributable primarily to the difference between book and tax treatment of residual interests in tender option bond trusts. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$8,937,659
Gross unrealized depreciation	(2,416,432)

$6,521,227

(b)	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
(c)	The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 5.3% of its net assets, with a current market value of $17,070,040, in securities restricted as to resale.
(e)	Represents current yield as of June 30, 2007.
(f)	Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

4

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

OHIO MUNICIPAL BOND PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 86.3%
Multi-State — 6.0%
Charter Mac Equity Issue Tr., Ser. 99
6.62%(b)	06/30/09	$1,000	$1,040,320
Charter Mac Equity Issue Tr., Ser. 00
7.60%(b)	11/30/10	1,000	1,086,880
MuniMae Tax-Exempt Bond Subs., LLC, Ser. 00
6.88%(b)	06/30/09	2,000	2,083,580
7.75%(b)	11/01/10	2,000	2,168,940

			6,379,720

Ohio — 70.2%
Akron GO, Ser. 01
5.50%	12/01/21	1,000	1,058,860
Brunswick GO, Ser. 94
6.30%	12/01/14	180	181,811
Cincinnati Wtr. Sys. Rev., Ser. 07B
5.00%	12/01/32	2,000	2,073,860
Cleveland St. Univ. Gen. Receipts Rev., Ser. 04
5.00%	06/01/34	3,000	3,086,460
Cleveland St. Univ. Gen. Receipts Rev., Ser. 07A
4.50%	06/01/36	2,000	1,914,480
Cuyahoga Cnty. Multi-Fam. Rev., Ser. 02 AMT
5.35%	09/20/27	945	965,922
Fairfield City Sch. Dist. GO, Ser. 94
7.45%	12/01/14	1,000	1,138,670
Greater Cleveland Regl. Trans. Auth. Cap. Imp. Rev., Ser. 01A
5.12%(c)	12/01/11	1,000	1,046,800
Hamilton Cnty. Sales Tax Rev., Ser. 00B
5.25%(c)	12/01/10	3,985	4,153,087
5.25%	12/01/32	1,015	1,048,931
Hamilton Cnty. Swr. Sys. Rev., Ser. 05B
5.00%	12/01/16	2,720	2,881,242
Hsg. Fin. Agcy. Rev., Wind River Prj., Ser. 94A AMT
5.55%	11/01/18	300	304,635
Marysville Sch. Dist. GO, Ser. 98
6.00%(c)	12/01/10	1,910	2,052,734
Mason City Sch. Dist. GO, Ser. 01
5.38%(c)	12/01/11	3,000	3,170,550
Mason City Sch. Dist. GO, Ser. 05
5.00%	12/01/15	3,000	3,191,010
Monroe Loc. Sch. Dist. GO, Ser. 06
5.50%	12/01/25	1,835	2,072,963
New Albany Cmnty. Auth. Fac. Rev., Ser. 01B
5.12%	10/01/21	2,750	2,859,643
Northeast Regl. Swr. Dist. Wstwtr. Rev., Ser. 07
4.50%	11/15/37	2,500	2,387,525
Northwestern Sch. Dist. Rev., Wayne & Ashland Cntys. Prj., Ser. 94
7.20%	12/01/10	300	314,406
Ohio Hsg. Fin. Agy. Cap. Fd. Rev., Ser. 07A
5.00%	04/01/27	2,000	2,050,880
Ohio Hsg. Fin. Agy. Mtg. Rev., Ser. 06A AMT
4.90%	09/01/36	2,500	2,442,900
Ohio St. Air Quality Dev. Auth. Rev., Dayton Pwr. & Light Co. Prj., Ser. 06
4.80%	09/01/36	2,000	1,950,800
Ohio St. Bldg. Auth. Data Ctr. Rev., Ser. 93A
5.90%	10/01/07	450	452,412
Ohio St. Env. Imp. Rev., USX Corp. Prj., Ser. 99
5.62%	05/01/29	1,000	1,037,280
Ohio St. Hgr. Edl. Fac. Rev., Denison Univ. Prj., Ser. 01
5.12%(c)	11/01/11	3,000	3,163,230
Ohio St. Hgr. Edl. Fac. Rev., Univ. Hosp. Hlth. Sys. Prj., Ser. 07
4.50%	01/15/31	2,000	1,836,540
Ohio St. Infra. Imp. GO, Ser. 97
5.35%	08/01/14	2,380	2,567,092
Ohio St. Major New St. Rev., Ser. 05
5.00%	12/15/14	2,660	2,816,195
Ohio St. Univ. GO, Ser. 02A
5.25%	12/01/18	3,290	3,459,106
Ohio St. Wtr. Dev. Auth. Rev., Steel-Cargill North Star Broken Hill Prj., Ser. 95 AMT
6.30%	09/01/20	500	510,140
Pickerington Loc. Sch. Dist. Fac. Const. & Imp. Rev., Ser. 01
5.25%(c)	12/01/11	1,000	1,051,830
Scioto Cnty. Rev., Marine Term. Norfolk Southern Corp. Prj., Ser. 98
5.30%	08/15/13	3,000	3,068,340
Springboro Wtr. Sys. Rev., Ser. 98
5.00%	12/01/18	2,500	2,554,200
Trotwood-Madison City Sch. Dist. GO, Ser. 02
5.00%(c)	12/01/12	2,000	2,096,560
Univ. of Cincinnati Rev., Ser. 01A
5.00%	06/01/31	2,000	2,050,700
Univ. of Toledo Rev., Ser. 02
5.25%(c)	06/01/11	1,195	1,250,902
West Muskingum Loc. Sch. Dist. Sch. Fac. Const. & Imp. GO, Ser. 03
5.00%	12/01/24	3,000	3,094,560

5

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

OHIO MUNICIPAL BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (Continued)
Westlake GO, Ser. 96
6.40%	12/01/08	$1,095	$1,106,509

			74,463,765

Puerto Rico — 10.1%
Cmwlth. GO, Ser. 02
5.50%	07/01/11	5,000	5,288,300
Pub. Fin. Corp. Cmwlth. Approp. Rev., Ser. 02E
5.50%(c)	02/01/12	2,990	3,177,503
Puerto Rico Cmwlth. Hwy. & Trans. Auth. Trans. Rev., Ser. 07N
5.25%	07/01/39	2,000	2,220,280

			10,686,083

TOTAL MUNICIPAL BONDS
(Cost $89,665,925)			91,529,568

		NUMBER OF SHARES
SHORT TERM INVESTMENT — 0.1%
Wilmington Trust Tax-Free Money Market Fund,
3.27%(d)
(Cost $73,771)		73,771	73,771

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 86.4%
(Cost $89,739,696)			91,603,339

		PAR /SHARES (000)
AFFILIATED INVESTMENTS — 36.0%
Puerto Rico — 33.9%
Puerto Rico Cmwlth. Hwy. & Trans. Auth. Rev.
5.00%(e)	07/01/18	$12,745	12,949,100
Puerto Rico Cmwlth. Infra. Fin. Auth. SO, Ser. 00A
5.38%(e)	10/01/16	1,600	1,686,160
5.50%(e)	10/01/17	2,000	2,113,380
5.50%(e)	10/01/18	2,000	2,113,200
5.50%(e)	10/01/19	2,630	2,773,884
5.50%(e)	10/01/20	1,000	1,055,340
5.38%(e)	10/01/24	1,000	1,050,620
Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Rev., Ser. 97B
5.00%(e)	07/01/27	12,000	12,180,720

			35,922,404

Short Term Investment — 2.1%
CMA Ohio Municipal Money Fund,
3.06%(d)		2,207	2,206,602

TOTAL AFFILIATED INVESTMENTS
(Cost $36,293,592)			38,129,006

TOTAL INVESTMENTS IN SECURITIES — 122.4%
(Cost $126,033,288(a))			$129,732,345
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			81,773
LIABILITY FOR TRUST CERTIFICATES, INCLUDING INTEREST AND FEES PAYABLE — (22.5)%			(23,806,195)

NET ASSETS — 100.0%			$106,007,923

(a)	Cost for federal income tax purposes is $102,608,288. The difference between book-basis and tax-basis is attributable primarily to the difference between book and tax treatment of residual interests in tender option bond trusts. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$4,431,091
Gross unrealized depreciation	(732,034)

$3,699,057

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 6.0% of its net assets, with a current market value of $6,379,720, in securities restricted as to resale.
(c)	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
(d)	Represents current yield as of June 30, 2007.
(e)	Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

6

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

DELAWARE MUNICIPAL BOND PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 74.6%
Delaware — 58.2%
Delaware River & Bay Auth. Rev., Ser. 03
5.25%(b)	01/01/13	$1,000	$1,060,210
Delaware River & Bay Auth. Rev., Ser. 05
5.00%	01/01/24	1,000	1,039,940
Delaware St. Econ. Dev. Auth. Poll. Ctrl. Rev., Delmarva Pwr. Prj., Ser. 02B
5.20%	02/01/19	1,000	1,036,110
Delaware St. Econ. Dev. Auth. Rev., Del. Tech. Pk. Univ. Del. Prj., Ser. 00
6.00%	02/01/21	1,000	1,056,700
Delaware St. Econ. Dev. Auth. Rev., Delmarva Pwr. Prj., Ser. 00 AMT
5.65%	07/01/28	3,850	3,967,694
Delaware St. Econ. Dev. Auth. Rev., First Mtg. Gilpin Prj., Ser. 98
5.62%	07/01/19	2,000	2,039,620
Delaware St. Econ. Dev. Auth. Rev., United Wtr. Delaware, Inc. Prj., Ser. 95 AMT
6.20%	06/01/25	2,000	2,003,120
Delaware St. Econ. Dev. Auth. Rev., Wtr. Dev. Prj., Ser. 92B
6.45%	12/01/07	1,165	1,177,244
Delaware St. GO, Ser. 05C
5.00%	03/01/23	1,000	1,077,970
Delaware St. Hlth. Fac. Auth. Rev., Beebe Med. Ctr. Prj., Ser. 04A
5.50%	06/01/24	1,000	1,034,820
Delaware St. Hlth. Fac. Auth. Rev., Catholic Hlth. East Prj., Ser. 03D
5.12%	11/15/24	1,750	1,772,208
5.25%	11/15/28	2,225	2,269,522
Delaware St. Hlth. Fac. Auth. Rev., Christiana Care Hlth. Svcs. Prj., Ser. 03
5.25%	10/01/12	1,750	1,845,445
Delaware St. Hsg. Auth. Rev., Multi-Fam. Mtg. Prj., Ser. 92C
7.38%	01/01/15	1,420	1,404,749
Delaware St. Hsg. Auth. Rev., Multi-Fam. Mtg. Prj., Ser. 01A
5.40%	07/01/24	2,555	2,611,287
Delaware St. Hsg. Auth. Rev., Sr. Sgl. Fam. Mtg. Prj., Ser. 00 AMT
5.90%	07/01/20	830	841,246
Delaware St. Hsg. Auth. Rev., Sr. Sgl. Fam. Mtg. Prj., Ser. 02A AMT
5.40%	01/01/34	525	531,589
Delaware St. Sld. Wst. Auth. Poll. Ctrl. Rev., Ser. 06
5.00%	06/01/23	2,000	2,080,200
Delaware Trans. Auth. Sys. Rev., Ser. 05
5.00%	07/01/12	1,000	1,047,730
Wilmington GO, Ser. 02
5.38%(b)	06/01/12	1,500	1,580,040
Wilmington Pk. Auth. Gtd. Pkg. Rev., Ser. 02
5.25%	09/14-09/15	2,500	2,687,590

			34,165,034

Multi-State — 10.9%
Charter Mac Equity Issue Tr., Ser. 99
6.62%(c)	06/30/09	1,000	1,040,320
Charter Mac Equity Issue Tr., Ser. 00
7.60%(c)	11/30/10	1,000	1,086,880
MuniMae Tax-Exempt Bond Subs., LLC, Ser. 00
6.88%(c)	06/30/09	2,000	2,083,580
7.75%(c)	11/01/10	2,000	2,168,940

			6,379,720

Puerto Rico — 5.5%
Pub. Fin. Corp. Cmwlth. Approp. Rev., Ser. 98A
5.38%	06/01/14	50	54,026
Puerto Rico Cmwlth. Hwy. Trans. Auth. Rev., Ser. 07CC
5.50%	07/01/31	1,000	1,105,200
5.25%	07/01/36	500	554,335
Puerto Rico Elec. Pwr. Auth. Rev., Ser. 07TT
5.00%	07/01/32	1,500	1,535,595

			3,249,156

TOTAL MUNICIPAL BONDS
(Cost $43,021,229)			43,793,910

		NUMBER OF SHARES
SHORT TERM INVESTMENT — 0.1%
Wilmington Trust Tax-Free Money Market Fund,
3.27%(d)
(Cost $91,511)		91,511	91,511

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 74.7%
(Cost $43,112,740)			43,885,421

7

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

DELAWARE MUNICIPAL BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR/SHARES (000)	VALUE
AFFILIATED INVESTMENTS — 62.3%
Puerto Rico — 61.6%
Puerto Rico Cmwlth. Infra. Fin. Auth. SO, Ser. 00A
5.38%(e)	10/01/16	$1,600	$1,686,160
5.50%(e)	10/01/17	2,000	2,113,380
5.50%(e)	10/01/18	2,000	2,113,200
5.50%(e)	10/01/19	2,630	2,773,884
5.50%(e)	10/01/20	1,000	1,055,340
5.38%(e)	10/01/24	1,000	1,050,620
Puerto Rico Pub. Fin. Corp. Cmwlth. Approp. Rev., Ser. 98A
5.38%(e)	06/01/12	12,200	12,967,950
5.38%(e)	06/01/14	11,500	12,423,536

			36,184,070

Short Term Investment — 0.7%
Merrill Lynch Institutional Tax-Exempt Fund, 3.55%		400	400,000

TOTAL AFFILIATED INVESTMENTS
(Cost $34,837,123)			36,584,070

TOTAL INVESTMENTS IN SECURITIES — 137.0%
(Cost $77,949,863(a))			80,469,491
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%			729,883
LIABILITY FOR TRUST CERTIFICATES, INCLUDING INTEREST AND FEES PAYABLE — (38.3)%			(22,482,745)

NET ASSETS — 100.0%			$58,716,629

(a)	Cost for federal income tax purposes is $55,657,803. The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of loses on wash sales and the difference between book and tax treatment of residual interests in tender option bond trusts. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$2,741,590
Gross unrealized depreciation	(284,902)

$2,456,688

(b)	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 10.9% of its net assets, with a current market value of $6,379,720, in securities restricted as to resale.
(d)	Represents current yield as of June 30, 2007.
(e)	Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

8

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

KENTUCKY MUNICIPAL BOND PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 94.0%
Kentucky — 70.2%
Boone Cnty. Sch. Dist. Fin. Corp. Sch. Bldg. Rev., Ser. 00B
5.38%(b)	08/01/10	$2,500	$2,625,450
Bowling Green Pub. Prj. GO, Ser. 07
5.00%	12/01/27	2,765	2,881,324
4.25%	12/01/32	2,255	2,076,404
Bowling Green Sch. Dist. Fin. Corp. Rev., Ser. 00
5.75%	01/18-01/20	2,185	2,290,820
Bullitt Cnty. Sch. Dist. Fin. Corp. Rev., Ser. 06
4.12%	12/01/24	1,300	1,220,557
Campbell & Kenton Cnty. Sant. Dist. Rev., Ser. 06
4.38%	08/01/30	1,500	1,425,210
4.38%	08/01/31	2,115	2,001,848
4.38%	08/01/32	2,275	2,147,759
4.38%	08/01/34	1,050	986,349
Christian Cnty. Pub. Courthouse Corp. Lease Rev., Court Fac. Prj., Ser. 07
4.00%	08/01/17	1,135	1,114,434
Frankfort Elec. & Wtr. Plant Bd. Rev., Ser. 99
5.60%	12/01/19	1,045	1,093,634
Hardin Cnty. Sch. Dist. Fin. Corp. Sch. Bldg. Rev., Ser. 00
5.50%(b)	02/01/10	1,675	1,754,345
Hopkins Cnty. GO, Detention Fac. Prj., Ser. 00
5.75%(b)	02/01/10	1,800	1,896,228
Hsg. Corp. Hsg. Rev., Ser. 01F AMT
5.45%	01/01/32	450	456,894
Hsg. Corp. Hsg. Rev., Ser. 06U AMT
4.85%	07/01/27	5,305	5,205,107
Jefferson Cnty. Sch. Dist. Fin. Corp. Sch. Bldg. Rev., Ser. 99A
5.25%	01/01/14	2,000	2,069,720
Jefferson Cnty. Sch. Dist. Fin. Corp. Sch. Bldg. Rev., Ser. 06B
4.12%	12/01/25	1,500	1,394,415
Kenton Cnty. Arpt. Bd. Arpt. Rev., Cincinnati Northern Kentucky Prj., Ser. 97A AMT
6.30%	03/01/15	1,000	1,021,670
Kenton Cnty. Pub. Pptys. Corp. Rev., First Mtg. Court Facs. Prj., Ser. 07
4.38%	03/01/29	1,750	1,662,832
Kentucky Econ. Dev. Fin. Auth. Hlth. Sys. Rev., Norton Healthcare, Inc. Prj., Ser. 00A
6.62%(b)	10/01/10	1,370	1,490,259
6.62%	10/01/28	380	411,297
Kentucky Hsg. Corp. Hsg. Rev., Ser. 07C AMT
4.80%	07/01/37	1,000	957,710
Kentucky Hsg. Corp. Hsg. Rev., Ser. 07E AMT
4.85%	07/01/37	2,000	1,931,920
Kentucky Rural Wtr. Fin. Corp. Rev., Ser. 07A
4.38%	02/01/32	585	551,737
Kentucky St. Ppty. & Bldg. Comm. Rev., Prj. 65, Ser. 00
5.95%(b)	02/01/10	2,325	2,439,622
Kentucky St. Ppty. & Bldg. Comm. Rev., Prj. 72, Ser. 01
5.38%(b)	10/01/11	2,000	2,108,900
Kentucky St. Ppty. & Bldg. Comm. Rev., Prj. 74, Ser. 02
5.00%(b)	02/12-10/13	4,825	5,043,526
Kentucky St. Ppty. & Bldg. Comm. Rev., Prj. 79, Ser. 03
5.12%(b)	10/01/13	2,040	2,163,461
Kentucky St. Tpke. Auth. Econ. Dev. Rev., Revitalization Prj., Ser. 95
6.50%	07/01/08	3,000	3,080,070
Kentucky St. Tpke. Auth. Econ. Dev. Rev., Revitalization Prj., Ser. 01A
5.50%	07/01/15	1,000	1,094,720
Lexington-Fayette Urban Cnty. Govt. GO, Ser. 00A
5.75%	02/01/20	1,500	1,575,915
Lexington-Fayette Urban Cnty. Govt. Pub. Facs. Corp. Rev., Ser. 06
4.12%	10/01/22	930	888,782
4.25%	10/01/28	1,300	1,211,717
Lexington-Fayette Urban Cnty. Govt. Swr. Sys. Rev., Ser. 01A
5.00%	07/20-07/21	3,775	3,915,581
Louisville & Jefferson Cnty. Met. Govt. Hlth. Sys. Rev., Norton Hlth. Care, Inc. Prj., Ser. 06
5.25%	10/01/36	3,750	3,815,700
Louisville & Jefferson Cnty. Met. Swr. & Drain Sys. Rev., Ser. 99A
5.75%	05/15/33	3,750	3,928,762
Louisville & Jefferson Cnty. Regl. Arpt. Auth. Arpt. Sys. Rev., Ser. 01A AMT
5.75%	07/01/15	1,755	1,865,512
Louisville & Jefferson Cnty. Regl. Arpt. Auth. Spec. Fac. Rev., Ser. 99 AMT
5.50%	03/01/19	3,000	3,055,620
Louisville Wtrwks. Brd. Wtr. Sys. Rev., Louisville Wtr. Co. Prj., Ser. 00
5.25%	11/15/16	2,590	2,692,978
Taylor Cnty. GO, Detention Fac. Prj., Ser. 07
4.50%	09/01/32	1,000	962,030

9

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

KENTUCKY MUNICIPAL BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Kentucky (Continued)
Trimble Cnty. Env. Fac. Rev., Ser. 07
4.60%	06/01/33	$4,100	$3,958,919
Warren Cnty. Hosp. Fac. Rev., Cmnty. Hosp. Corp. Prj., Ser. 07A
5.00%	08/01/29	1,000	1,000,740

			85,470,478

Multi-State — 6.2%
Charter Mac Equity Issue Tr., Ser. 99
6.62%(c)	06/30/09	1,000	1,040,320
Charter Mac Equity Issue Tr., Ser. 00
7.60%(c)	11/30/10	4,000	4,347,520
MuniMae Tax-Exempt Bond Subs., LLC, Ser. 00
7.75%(c)	11/01/10	2,000	2,168,940

			7,556,780

Puerto Rico — 15.9%
Cmwlth. Hwy. & Trans. Auth. Rev., Ser. 00C
6.00%(b)	07/01/10	5,000	5,338,100
Pub. Fin. Corp. Cmwlth. Approp. Rev., Ser. 02E
5.50%(b)	02/01/12	3,740	3,974,535
Puerto Rico Cmwlth. Hwy. & Trans. Auth. Trans. Rev., Ser. 07N
5.25%	07/01/39	3,000	3,330,420
Puerto Rico Cmwlth. Infra. Fin. Auth. Rev., Ser. 97A
5.00%(b)	01/01/08	4,000	4,065,280
Puerto Rico Elec. Pwr. Auth. Rev., Ser. 02II
5.25%(b)	07/01/12	2,500	2,670,375

			19,378,710

Virgin Islands — 1.7%
Virgin Islands Pub. Fin. Auth. Rev., Ser. 06
5.00%	10/01/28	2,000	2,082,580

TOTAL MUNICIPAL BONDS
(Cost $113,316,062)			114,488,548

		NUMBER OF SHARES
SHORT TERM INVESTMENT — 0.2%
Wilmington Trust Tax-Free Money Market Fund,
3.27%(d)
(Cost $221,052)		221,052	221,052

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 94.2%
(Cost $113,537,114)			114,709,600

		PAR /SHARES (000)
AFFILIATED INVESTMENTS — 9.8%
Puerto Rico — 8.9%
Puerto Rico Cmwlth. Infra. Fin. Auth. SO, Ser. 00A
5.38%(e)	10/01/16	$1,600	1,686,160
5.50%(e)	10/01/17	2,000	2,113,380
5.50%(e)	10/01/18	2,000	2,113,200
5.50%(e)	10/01/19	2,630	2,773,884
5.50%(e)	10/01/20	1,000	1,055,340
5.38%(e)	10/01/24	1,000	1,050,620

			10,792,584

Short Term Investment — 0.9%
Merrill Lynch Institutional Tax-Exempt Fund,
3.55%(d)		1,100	1,100,000

TOTAL AFFILIATED INVESTMENTS
(Cost $11,381,847)			11,892,584

TOTAL INVESTMENTS IN SECURITIES — 104.0%
(Cost $124,918,961(a))			126,602,184
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%			2,912,347
LIABILITY FOR TRUST CERTIFICATES, INCLUDING INTEREST AND FEES PAYABLE — (6.4)%			(7,756,081)

NET ASSETS — 100.0%			$121,758,450

(a)	Cost for federal income tax purposes is $117,266,678. The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of loses on wash sales and the difference between book and tax treatment of residual interests in tender option bond trusts. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$3,522,877
Gross unrealized depreciation	(1,867,371)

$1,655,506

(b)	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 6.2% of its net assets, with a current market value of $7,556,780, in securities restricted as to resale.
(d)	Represents current yield as of June 30, 2007.
(e)	Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

10

BLACKROCK FUNDS II

KEY TO INVESTMENT ABBREVIATIONS

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
GO	General Obligation
SO	Special Obligation

11

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Funds II

By (Signature and Title)	/s/ Donald C. Burke
Donald C. Burke, President and Principal Executive Officer

Date August 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Donald C. Burke
Donald C. Burke, President and Principal Executive Officer

Date August 22, 2007

By (Signature and Title)	/s/ Neal J. Andrews
Neal J. Andrews, Chief Financial Officer and Principal Financial Officer

Date August 22, 2007